UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23564

Name of Fund:	BlackRock Capital Allocation Term Trust (BCAT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Allocation Term Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

June 30, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock Capital Allocation Term Trust (BCAT)
BlackRock ESG Capital Allocation Term Trust (ECAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Capital Allocation Term Trust’ s (BCAT) and BlackRock ESG Capital Allocation Term Trust’s (ECAT) (collectively, the “Trusts” or individually, a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2025
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BCAT	$ 0.159899	$ —	$ —	$ 1.548921	$ 1.708820	9%	— %	— %	91%	100%
ECAT	0.101989	—	—	1.718621	1.820610	6	—	—	94	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.
Section 19(b) Disclosure
Each Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”).  In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis:
Trust Name	Amount Per Common Share
BCAT	$ 0.278200
ECAT	0.296610
The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholders should not draw any conclusions about  a Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.
The Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.

2025 BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.
Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Consolidated Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

2025 BlackRock Semi-Annual Report to Shareholders

Option Over-Writing Strategy
Overview
In general, the goal of each of the Trusts is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue these goals primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options in an effort to generate current gains from option premiums and to enhance each Trust’s risk-adjusted return. Each Trust’s objectives cannot be achieved in all market conditions.
Each Trust primarily writes single stock covered call options and may also from time to time write single stock put options. When writing (selling) a covered call option, a Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”) within an agreed-upon time period. The Trust receives cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trust. During the option term, the counterparty may elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust is obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trust realizes gains equal to the premiums received. Alternatively, an option may be closed out by an offsetting purchase or sale of an option prior to expiration.  The Trust realizes a capital gain from a closing purchase or sale transaction if the premium paid is less than the premium received from writing the option. The Trust realizes a capital loss from a closing purchase or sale transaction if the premium received is less than the premium paid to purchase the option.
Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by a Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty may result in a sale below the current market value and a gain or loss being realized by the Trust; and limiting the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. The premium that a Trust receives from writing a covered call option may not be sufficient to offset the potential appreciation on the underlying equity security above the strike price of the option that could have otherwise been realized by the Trust. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.
Option Over-Writing Strategy Illustration
To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option expires and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.
Each Trust intends to write covered call and other options to varying degrees depending upon market conditions. Please refer to each Trust’s Consolidated Schedule of Investments and the Notes to Consolidated Financial Statements for details of written options.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Option Over-Writing Strategy / Derivative Financial Instruments

Trust Summary as of June 30, 2025

BlackRock Capital Allocation Term Trust (BCAT)
Investment Objective
BlackRock Capital Allocation Term Trust’s (BCAT) (the “Trust”) investment objectives are to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust invests in a portfolio of equity and debt securities. Generally, the Trust’s portfolio will include both equity and debt securities. At any given time, however, the Trust may emphasize either debt securities or equity securities. The Trust utilizes an option writing (selling) strategy in an effort to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BCAT
Initial Offering Date	September 28, 2020
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($15.14)(a)	22.05%
Current Monthly Distribution per Common Share(b)	$0.278200
Current Annualized Distribution per Common Share(b)	$3.338400

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on August 1, 2025, was decreased to $0.272350 per share. The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 15.14	$ 15.15	(0.07)%	$ 15.88	$ 13.20
Net Asset Value	15.67	16.43	(4.63)	16.67	14.70
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	Since Inception(a)
Trust at NAV(b)(c)	6.67%	10.65%	5.98%
Trust at Market Price(b)(c)	11.77	14.59	5.21
Custom Reference Benchmark(d)	6.83	11.19	6.30
MSCI World Index (Net)(e)	9.47	16.26	13.54
Bloomberg U.S. Aggregate Bond Index(f)	4.02	6.08	(0.90)

(a)	BCAT commenced operations on September 28, 2020.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)	A Customized Reference Benchmark comprised of MSCI World Index (Net) (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(e)	A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Due to the nature of the Trust’s mandate, performance is reviewed on an absolute return basis. The Trust has an unconstrained approach (i.e., flexibility to invest across all equity and fixed- income asset classes, spanning public and private markets). As such, the Trust is not managed specifically to a benchmark. The index returns listed above are for reference purposes only. Performance information below is expressed on a contribution to return basis.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock Capital Allocation Term Trust (BCAT)
In equities, positioning in the financials, information technology, industrials, and communication services sectors were the primary contributors to the Trust’s absolute return. In fixed income, positioning in credit—particularly high yield bonds—contributed, as did interest rate derivatives used to manage portfolio duration (interest rate sensitivity). Holdings in securitized assets contributed, as well. An allocation to commodities was an additional contributor.
Positioning in the healthcare and consumer discretionary sectors in the equity portfolio detracted from absolute performance.
The Trust used derivatives, which may include options, futures, swaps, and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Trust also used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. In the aggregate, the Trust’s use of derivatives contributed to performance.
Private investments comprised approximately 13.3% of the Trust’s total assets at the close of the period. The Trust’s holdings in this area made a small contribution, driven by private credit.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The Trust’s allocation to equities rose by 0.3 percentage points, with increased weightings in the industrials, energy, and information technology sectors. Its weightings in materials, consumer discretionary, and healthcare decreased. The allocation to fixed income increased by 2.2 percentage points, with the largest increases in high yield bonds and developed-market sovereign debt. The Trust’s weighting in securitized assets, especially collateralized loan obligations, decreased. As a result of these changes, the Trust’s allocation to cash declined.
Describe portfolio positioning at period end.
The Trust had a 52% allocation to equities at the close of the period. It had holdings across all sectors, with the largest absolute weightings in information technology, financials, and consumer discretionary. The Trust used options as an additional source of income. As of June 30, 2025, the Trust had sold options on approximately 9.8% of its equity positions.
The Trust finished the period with a weighting of 46% in fixed income, comprised predominately of high yield bonds and securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)(b)
Uniform Mortgage-Backed Securities, 4.50%, 07/15/54	4.8%
Uniform Mortgage-Backed Securities, 3.50%, 07/15/54	3.9
Microsoft Corp.	2.8
Amazon.com, Inc.	2.2
NVIDIA Corp.	1.7
SPDR Gold Shares	1.5
Alphabet, Inc.	1.2
Walmart, Inc.	1.1
Broadcom, Inc.	1.1
Marsh & McLennan Cos., Inc.	1.1

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)(b)
United States	73.9%
United Kingdom	4.6
France	2.6
Ireland	1.9
Italy	1.9
Canada	1.9
China	1.7
Cayman Islands	1.5
Germany	1.4
Netherlands	1.3
Spain	1.1
Taiwan	1.0
Other#	5.2

(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.
Trust Summary

Trust Summary as of June 30, 2025

BlackRock ESG Capital Allocation Term Trust (ECAT)
Investment Objective
BlackRock ESG Capital Allocation Term Trust’s (ECAT) (the “Trust”) investment objectives are to provide total return and income through a combination of current income, current gains and long-term capital appreciation. The Trust will invest in a portfolio of equity and debt securities. Generally, the Trust’s portfolio will include both equity and debt securities. At any given time, however, the Trust may emphasize either debt securities or equity securities. In addition, the Trust may invest without limit in “junk bonds,” corporate loans and distressed securities. The Trust will invest at least 80% of its total assets in securities that, in the investment adviser’s assessment, meet certain environmental, social and governance (“ESG”) criteria. The Trust utilizes an option writing (selling) strategy in an effort to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	ECAT
Initial Offering Date	September 27, 2021
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($16.06)(a)	22.16%
Current Monthly Distribution per Common Share(b)	$0.296610
Current Annualized Distribution per Common Share(b)	$3.559320

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on August 1, 2025, was decreased to $0.290170 per share. The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 16.06	$ 16.40	(2.07)%	$ 17.14	$ 13.91
Net Asset Value	16.68	17.56	(5.01)	17.98	15.10
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	Since Inception(a)
Trust at NAV(b)(c)	6.16%	10.08%	7.60%
Trust at Market Price(b)(c)	9.45	13.43	6.52
Custom Reference Benchmark(d)	7.64	12.72	5.54
MSCI World Index (Net)(e)	9.47	16.26	8.92
Bloomberg U.S. Aggregate Bond Index(f)	4.02	6.08	(0.96)

(a)	ECAT commenced operations on September 27, 2021.
(b)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)	A Customized Reference Benchmark comprised of MSCI World Index (Net) (65%) and Bloomberg U.S. Aggregate Bond Index (35%).
(e)	A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Due to the nature of the Trust’s mandate, performance is reviewed on an absolute return basis. The Trust has an unconstrained approach (i.e., the flexibility to invest across all equity and fixed-income asset classes, spanning public and private markets) with ESG considerations. As such, the Trust is not managed specifically to a benchmark. The index returns listed above are for reference purposes only. Performance information below is expressed on a contribution to return basis.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock ESG Capital Allocation Term Trust (ECAT)
In equities, positioning in information technology, financials, communication services, and industrials were the primary contributors to the Trust’s absolute return. In fixed income, positioning in credit—particularly high yield bonds—contributed, as did interest rate derivatives used to manage portfolio duration (interest rate sensitivity). Holdings in securitized assets contributed, as well. An allocation to commodities was an additional contributor.
Positioning in the healthcare and consumer discretionary sectors in the equity portfolio detracted.
The Trust used derivatives, which may include options, futures, swaps, and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. In the aggregate, the use of derivatives contributed to performance. The Trust’s cash position had no material impact on performance.
Private investments comprised approximately 5.7% of the Trust’s total assets at the close of the period. The Trust’s holdings in this area detracted modestly, driven by private equity.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe recent portfolio activity.
The Trust’s allocation to equities increased by 1.5 percentage points, with the largest additions in industrials, financials and utilities. Its weightings in consumer discretionary, healthcare, and materials decreased. The allocation to fixed income rose by 4.5 percentage points, with the largest increases in high yield bonds and developed-market sovereign debt. The Trust’s weighting in emerging-market sovereigns and investment-grade corporates decreased. As a result of these changes, the Trust’s allocation to cash fell.
Describe portfolio positioning at period end.
The Trust had a 72% weighting in equities at the close of the period. It had holdings across all sectors, with the largest absolute weightings in information technology, financials, healthcare, and industrials. The Trust used options as an additional source of income. As of June 30, 2025, the team had sold options on approximately 12% of its equity positions.
The Trust finished the period with a weighting of 35% in fixed income, comprised predominately of high yield bonds, investment-grade corporates, agency MBS, and securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities, 4.50%, 07/15/54	4.4%
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Uniform Mortgage-Backed Securities, 5.50%, 07/15/54	2.0
Boston Scientific Corp.	1.8
Marsh & McLennan Cos., Inc.	1.8
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7
Eli Lilly & Co.	1.6
Mastercard, Inc.	1.6
Apple, Inc.	1.6

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
United States	75.1%
United Kingdom	4.5
France	4.0
Italy	2.3
Netherlands	2.0
Germany	1.9
Taiwan	1.6
Ireland	1.2
Spain	1.1
Canada	1.1
China	1.0
Other#	4.2

(a)	Excludes short-term securities, short investments and options, if any.
#	Includes holdings within countries/geographic regions that are less than 1.0% of total investments. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.
Trust Summary

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Canada — 0.1%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$ 915,771
Cayman Islands(a)(b) — 1.6%
AGL CLO Ltd., Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.62%, 07/15/34	USD	250	251,032
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.48%, 04/20/31		250	251,442
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 10.28%, 04/20/34		375	375,377
Apidos CLO XXXVII, Series 2021-37A, Class E, (3- mo. CME Term SOFR + 6.56%), 10.83%, 10/22/34		250	250,487
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 11.22%, 10/15/34		1,250	1,252,884
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,066,959
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3- mo. CME Term SOFR + 3.31%), 7.57%, 07/15/32		2,700	2,730,635
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 7.77%, 07/15/31		250	245,101
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 11.27%, 07/15/34		250	250,234
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.21%, 10/15/37		750	752,995
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.27%, 10/15/34		500	484,332
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 7.83%, 07/20/34		1,250	1,251,745
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 8.25%, 07/14/34		500	497,725
Elmwood CLO II Ltd., Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,250	646,400
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.09%, 07/20/34		1,000	1,000,827
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 10.82%, 04/10/33		400	396,811
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.37%, 07/20/37		500	500,355
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 7.87%, 04/18/37		3,500	3,515,685
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.57%, 07/15/34		250	250,161
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.52%, 10/15/29		750	750,042
Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 12.03%, 10/15/29		500	500,044
Regatta XX Funding Ltd., Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.86%, 01/15/38		1,500	1,490,953
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.11%, 07/15/35		750	751,418
Security		Par (000)	Value
Cayman Islands (continued)
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 7.88%, 07/20/34	USD	250	$ 250,125
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,000	1,110
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.43%, 07/25/37		500	499,736
Whitebox CLO I Ltd.
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.38%, 07/24/36		250	249,582
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.03%, 07/24/36		1,300	1,300,343
Series 2019-1A, Class SUB, 0.00%, 07/24/36		1,000	582,000
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.18%, 10/24/37		2,750	2,751,855
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.11%, 10/15/35		500	498,659
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.91%, 10/15/35		500	500,668
			26,097,722
Ireland — 1.2%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 5.89%, 02/15/37(b)(c)	EUR	250	299,562
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.36%, 04/25/34(a)(b)		868	1,024,235
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.34%, 11/15/37(b)(c)		300	352,827
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.59%, 04/25/39(b)(c)		350	414,784
Arcano Euro CLO II DAC, Series 2X, Class D, 07/25/39(d)		160	188,472
Ares European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 5.24%, 04/20/32(a)(b)		875	1,032,534
Arini European CLO, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 01/15/39(b)(c)		230	269,911
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 6.27%, 01/15/38(b)(c)		430	511,313
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(b)(c)		160	187,264
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(b)(c)		170	200,999
Avoca Static CLO I DAC, Series 1X, Class DR, (3- mo. EURIBOR + 2.90%), 5.18%, 01/15/35(b)(c)		150	175,868
Capital Four CLO VIII DAC, Series 8X, Class D, (3- mo. EURIBOR + 3.25%), 5.41%, 10/25/37(b)(c)		350	414,364
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 5.88%, 01/15/34(a)(b)		700	827,856
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.41%, 10/15/37(b)(c)		230	270,714
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.63%, 01/23/38(b)(c)		290	341,663
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.30%, 11/20/38(b)(c)		220	259,687
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 5.81%, 12/23/33(a)(b)		2,300	2,736,889

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.94%, 08/15/33(b)(c)	EUR	700	$ 821,369
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.84%, 02/15/38(b)(c)		300	352,447
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 5.76%, 07/25/37(b)(c)		209	248,574
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.16%, 04/25/34(a)(b)		1,000	1,186,953
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(b)(c)		330	387,118
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38(b)(c)		220	261,824
Invesco Euro CLO V DAC, Series 5A, Class D, (3-mo. EURIBOR + 3.80%), 6.08%, 01/15/34(a)(b)		3,150	3,695,283
Jubilee CLO DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.48%, 01/15/39(b)(c)		370	438,730
Palmer Square European Loan Funding DAC(b)(c)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.29%, 05/15/34		250	294,759
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.19%, 05/15/34		220	258,759
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.39%, 08/15/38(b)(c)		232	273,779
Prodigy Finance DAC(a)(b)
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.18%, 07/25/51	USD	65	66,270
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 10.33%, 07/25/51		64	66,608
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.48%, 10/15/38(b)(c)	EUR	238	279,814
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/27(b)(c)		290	340,375
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 04/20/37(b)(c)		470	555,673
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.20%, 04/16/39(b)(c)		350	413,230
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38(b)(c)		340	403,408
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 6.23%, 01/15/38(b)(c)		320	382,046
			20,235,961
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	297	426,216
United States — 2.4%
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 4.88%, 06/25/61(b)	USD	3,382	3,370,291
Series 2021-G, Class B, 3.75%, 06/25/61(b)		714	796,919
Series 2021-G, Class C, 0.00%, 06/25/61		1,263	1,253,388
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,873,824
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.31%), 4.63%, 05/25/37		3,931	2,567,962
Security		Par (000)	Value
United States (continued)
Citigroup Mortgage Loan Trust(b) (continued)
Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.28%), 4.60%, 07/25/45	USD	2,864	$ 1,980,061
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		147	138,175
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(e)		5	1,802,720
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		2,400	2,311,240
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	956,119
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,779,723
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)		2,320	2,152,272
Mariner Finance Issuance Trust(a)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,365,263
Series 2021-BA, Class E, 4.68%, 11/20/36		540	496,494
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,487,738
Series 2021-BA, Class D, 4.75%, 04/20/62		340	298,134
Series 2021-CA, Class D, 4.44%, 04/20/62		110	96,778
Progress Residential, Series 2021-SFR3, Class H, 4.75%, 05/17/26(a)		1,140	1,128,936
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		4,780	4,576,850
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(a)		800	775,404
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	382,612
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,186	1,074,638
Series 2021-A, Class D2, 3.86%, 01/15/53		647	586,326
Series 2021-C, Class D, 3.93%, 01/15/53		260	231,442
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.00%, 02/25/42(a)		115	1,286,827
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. Term SOFR + 1.91%), 6.23%, 05/25/35(b)		182	177,890
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,343,266
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	864,035
			39,155,327
Total Asset-Backed Securities — 5.3% (Cost: $95,096,647)			86,830,997

	Shares
Common Stocks
Australia — 0.0%
IREN Ltd.(f)	48,063	700,278
Canada — 1.1%
Algoma Steel Group, Inc.	178,901	1,232,628
Cameco Corp.	175,798	13,049,486
Suncor Energy, Inc.	88,331	3,308,804
		17,590,918
Chile — 0.0%
Wom New Holdco(e)(f)	599	16,772
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
China — 1.2%
Alibaba Group Holding Ltd., ADR	5,334	$ 604,929
BYD Co. Ltd., Class H	552,500	8,602,436
Contemporary Amperex Technology Co. Ltd., Class A	87,600	3,091,232
Tencent Holdings Ltd.	110,367	7,111,565
		19,410,162
Denmark — 0.5%
DSV A/S	25,088	6,017,463
Novo Nordisk A/S, Class B	30,945	2,144,303
		8,161,766
France — 1.7%
Accor SA	64,811	3,396,645
Arkema SA	21,123	1,559,798
Cie de Saint-Gobain SA	64,115	7,531,924
EssilorLuxottica SA	27,481	7,546,082
Hermes International SCA	2,831	7,674,460
LVMH Moet Hennessy Louis Vuitton SE	480	251,223
		27,960,132
Germany — 0.3%
Northern Data AG(f)	4,783	135,671
SAP SE	18,213	5,569,164
		5,704,835
India — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105)(e)(f)(g)	2,279	—
Israel(f) — 0.1%
Deep Instinct Ltd.(e)	66,095	3,966
Etoro Group Ltd., Class A	18,541	1,234,645
		1,238,611
Italy — 1.4%
Intesa Sanpaolo SpA	1,918,745	11,052,761
Prysmian SpA	6,311	446,814
UniCredit SpA	172,178	11,550,279
		23,049,854
Japan — 0.0%
FANUC Corp.	15	407
Rakuten Group, Inc.(f)	112,800	621,548
		621,955
Macau — 0.0%
Wynn Macau Ltd.	534,519	369,945
Netherlands — 0.9%
ASML Holding NV	17,845	14,299,858
Spain — 0.4%
CaixaBank SA	84,877	735,443
Cellnex Telecom SA(a)	167,612	6,526,520
		7,261,963
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253)(e)(f)(g)	2,732	—
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,575	17,569,962
United Kingdom — 3.4%
BAE Systems PLC	685,195	17,782,769
Compass Group PLC	296,049	10,027,763
Flutter Entertainment PLC(f)	10,070	2,877,603
Genius Sports Ltd.(f)	186,939	1,944,166
Security	Shares	Value
United Kingdom (continued)
National Grid PLC	658,397	$ 9,664,385
RELX PLC	233,562	12,658,515
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(e)(f)(g)	1,235	339,489
		55,294,690
United States — 42.5%
Air Products and Chemicals, Inc.	11,279	3,181,355
Alphabet, Inc., Class C	119,171	21,139,744
Amazon.com, Inc.(f)(h)	174,770	38,352,691
AMC Networks, Inc., Class A(f)	9,801	61,452
Amentum Holdings, Inc.(f)	85,590	2,020,780
Apollo Global Management, Inc.	34,020	4,826,417
Apple, Inc.	80,788	16,575,274
Bank of America Corp.	296,647	14,037,336
Boeing Co.(f)	53,930	11,299,953
Boston Scientific Corp.(f)(h)	129,965	13,959,541
BP PLC	73,129	364,350
Broadcom, Inc.	66,996	18,467,447
Caesars Entertainment, Inc.(f)	19,728	560,078
Capital One Financial Corp.	61,942	13,178,780
Carrier Global Corp.	3,309	242,186
Chevron Corp.	31,279	4,478,840
Cisco Systems, Inc.	114,498	7,943,871
Citigroup, Inc.	126,536	10,770,744
Comerica, Inc.	1,300	77,545
CommScope Holding Co., Inc.(f)	93,183	771,555
Confluent, Inc., Class A(f)	180,256	4,493,782
Costco Wholesale Corp.	17,259	17,085,374
CRH PLC	72,084	6,617,311
Crown PropTech Acquisitions(e)(f)	76,872	67,830
Crown PropTech Acquisitions, Class A(f)	29,568	336,484
CyberArk Software Ltd.(f)	15,262	6,209,803
D.R. Horton, Inc.	19,895	2,564,863
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(f)(g)(i)	— (j)	4,197,279
Delta Air Lines, Inc.	49,619	2,440,262
Duke Energy Corp.	5,700	672,600
Eli Lilly & Co.	20,503	15,982,704
EOG Resources, Inc.	4,165	498,176
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(e)(f)(g)	2,824	2,077,447
EQT Corp.	83,869	4,891,240
EXO Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(e)(f)(g)	2,532	911
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(e)(f)(g)	126,282	7,690,574
First Citizens BancShares, Inc., Class A	228	446,075
First Horizon Corp.	7,186	152,343
Flagstar Financial, Inc.	254,117	2,693,640
Flowco Holdings, Inc., Class A	56,042	998,108
Formentera Partners Fund II LP(e)(f)(i)	— (j)	3,245,253
Freeport-McMoRan, Inc.	160,819	6,971,504
Freewire Equity(e)(f)	45	—
Hess Corp.	21,570	2,988,308
Hilton Worldwide Holdings, Inc.	6,895	1,836,414
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(g)	2,660,000	2,074,800
Home Depot, Inc.	30,942	11,344,575
Intuit, Inc.	9,459	7,450,192
Intuitive Surgical, Inc.(f)	14,319	7,781,088
JPMorgan Chase & Co.	54,208	15,715,441
Lam Research Corp.	4,372	425,570

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Latch, Inc.(f)	142,273	$ 19,918
Lionsgate Studios Corp.(f)	95,306	553,728
Live Nation Entertainment, Inc.(f)	35,937	5,436,549
Lockheed Martin Corp.	1,117	517,327
Lumen Technologies, Inc.(f)	261,709	1,146,285
Marsh & McLennan Cos., Inc.	82,092	17,948,595
Mastercard, Inc., Class A	29,874	16,787,396
McKesson Corp.	13,502	9,893,996
Medtronic PLC	85,419	7,445,974
Merck & Co., Inc.	15,269	1,208,694
Meta Platforms, Inc., Class A	22,220	16,400,360
Micron Technology, Inc.	108,620	13,387,415
Microsoft Corp.(h)	96,943	48,220,416
MNTN, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(f)(g)	58,924	1,288,668
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(e)(f)(g)	816	—
Netflix, Inc.(f)	4,621	6,188,120
NextEra Energy, Inc.	153,651	10,666,452
NRG Energy, Inc.	4,984	800,331
NVIDIA Corp.	179,731	28,395,701
Oracle Corp.	60,028	13,123,922
Palantir Technologies, Inc., Class A(f)	2,386	325,260
Palladyne AI Corp(f)	7,517	65,097
Paramount Global, Class B	9,555	123,259
Playstudios, Inc., Class A(f)	226,924	297,270
Progressive Corp.	46,395	12,380,970
Salesforce, Inc.	34,279	9,347,541
Sanofi SA	55,229	5,346,927
Sarcos Technology & Robotics Corp.(f)	164,721	1,426,487
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	661,223
ServiceTitan, Inc., Class A(f)	10,360	1,110,385
Shell PLC	459,343	16,131,902
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(e)(f)(g)	12,621	120,909
Solaris Energy Infrastructure, Inc., Class A	142,206	4,023,008
Sonder Holdings, Inc., Class A(f)	37,498	101,244
Source Global PBC(e)(f)	4,621	370
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $1,663,335)(e)(f)(g)	20,535	3,798,975
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $1,785,240)(e)(f)(g)	22,040	4,077,400
Starz Entertainment Corp.(f)	3,086	49,592
Stryker Corp.	24,725	9,781,952
Tesla, Inc.(f)	17,555	5,576,521
TJX Cos., Inc.	86,046	10,625,821
Toll Brothers, Inc.	3,162	360,879
Trane Technologies PLC	20,302	8,880,298
TransDigm Group, Inc.	6,334	9,631,734
Uber Technologies, Inc.(f)	11,799	1,100,847
Union Pacific Corp.	32,163	7,400,063
United Airlines Holdings, Inc.(f)	18,984	1,511,696
Valero Energy Corp.	16,041	2,156,231
Venture Global, Inc., Class A	34,994	545,207
Vertiv Holdings Co., Class A	54,406	6,986,274
Viper Energy, Inc., Class A	34,946	1,332,491
Vistra Corp.	38,321	7,426,993
Walmart, Inc.	189,192	18,499,194
Walt Disney Co.	59,079	7,326,387
Security	Shares	Value
United States (continued)
Warner Bros Discovery, Inc., Class A(f)	163,596	$ 1,874,810
Wells Fargo & Co.	141,152	11,309,098
Williams Cos., Inc.	73,425	4,611,824
		698,015,876
Total Common Stocks — 54.6% (Cost: $630,448,009)		897,267,577

		Par (000)
Corporate Bonds
Argentina(a) — 0.0%
Pampa Energia SA, 7.88%, 12/16/34	USD	98	97,766
Telecom Argentina SA, 9.25%, 05/28/33		100	101,762
Vista Energy Argentina SAU, 8.50%, 06/10/33		102	102,739
			302,267
Australia — 0.6%
IREN Ltd., Series IREN, 3.50%, 12/15/29(a)(k)		802	1,036,986
Mineral Resources Ltd., 9.25%, 10/01/28(a)		255	260,969
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	1,881	1,239,590
12.50%, 07/31/26		2,822	1,903,732
12.50%, 07/31/27		4,703	3,246,330
10.50%, 07/31/28		1,980	1,321,121
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(b)(c)		190	124,122
			9,132,850
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	100	137,062
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)(c)		100	131,731
Ontex Group NV, 5.25%, 04/15/30(c)	EUR	100	120,294
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	600	593,576
			982,663
Bermuda — 0.0%
Golar LNG Ltd., 2.75%, 12/15/30(a)(k)		418	428,450
Brazil — 0.1%
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)		220	175,428
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	209,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		182	144,859
Samarco Mineracao SA(l)
(9.50% PIK), 9.50%, 06/30/31(c)		75	73,075
(9.50% PIK), 9.50%, 06/30/31(a)		32	31,449
Vale Overseas Ltd., 6.40%, 06/28/54		116	113,391
			747,952
Canada — 0.9%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)		1,769	1,861,872
HR Ottawa LP, 11.00%, 03/31/31(a)		9,658	10,494,805
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Canada (continued)
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	$ 133,516
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	USD	1,885	1,926,880
			14,417,073
Chile(a) — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(b)		285	293,969
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(l)		315	309,148
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(l)		90	88,031
			691,148
China — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(k)		223	284,063
Fantasia Holdings Group Co. Ltd.(c)(f)(m)
6.95%, 12/17/21		320	8,800
11.75%, 04/17/22		520	14,300
9.25%, 07/28/23		1,200	33,000
Far East Horizon Ltd., 6.00%, 10/01/28(c)		200	199,132
			539,295
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(a)(l)		162	122,131
Ecopetrol SA, 8.88%, 01/13/33		238	245,140
SURA Asset Management SA, 6.35%, 05/13/32(a)		200	210,480
			577,751
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)		211	224,736
Czech Republic — 0.0%
Czechoslovak Group A/S, 01/10/31(c)(d)	EUR	225	269,097
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.30%, 02/24/31(b)		143	167,367
Finland(c) — 0.0%
Citycon Treasury BV
5.00%, 03/11/30		100	120,624
5.38%, 07/08/31		100	121,079
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		152	179,808
			421,511
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(c)		292	357,589
Atos SE(c)(n)
5.20%, 12/18/30		305	305,434
1.04%, 12/18/32		250	124,938
9.36%, 12/18/29		283	371,031
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(b)(c)		335	386,721
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	136,333
1.88%, 12/14/27		100	129,054
ELO SACA(c)
2.88%, 01/29/26	EUR	200	232,351
4.88%, 12/08/28		100	106,618
Eutelsat SA, 1.50%, 10/13/28(c)		200	214,221
Forvia SE, 5.50%, 06/15/31(c)		349	405,546
Goldstory SAS, 6.75%, 02/01/30(c)		766	937,065
Iliad Holding SASU, 6.88%, 04/15/31(c)		100	125,599
Security		Par (000)	Value
France (continued)
IPD 3 BV, 5.50%, 06/15/31(c)	EUR	182	$ 217,335
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(b)(c)		305	360,908
Loxam SAS, 6.38%, 05/31/29(c)		648	795,171
Lune Holdings SARL, 5.63%, 11/15/28(c)		305	144,406
Paprec Holding SA, 7.25%, 11/17/29(c)		347	428,407
RCI Banque SA(b)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	237,682
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		600	743,352
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,055,190), 6.98%, 09/30/29(b)(e)(g)		2,085	2,455,729
Tereos Finance Groupe I SA, 5.75%, 04/30/31(c)		103	120,540
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	133,505
Worldline SA, 5.50%, 06/10/30(c)	EUR	300	306,799
			9,776,334
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)		173	200,772
Alstria Office AG, 5.50%, 03/20/31(c)		100	119,939
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.40%, 04/15/31(b)(c)		307	364,343
Aroundtown Finance SARL(b)(o)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		271	335,512
(5-year UK Government Bond + 4.49%), 8.63%	GBP	408	565,333
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(n)	EUR	360	398,551
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(b)(c)		400	467,670
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		118	142,475
Fressnapf Holding SE, 5.25%, 10/31/31(c)		130	154,687
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(c)(l)		249	309,503
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.88%, 04/01/31(b)(e)(l)		3,806	4,125,191
Mahle GmbH, 6.50%, 05/02/31(c)		489	584,686
PCF GmbH(c)
4.75%, 04/15/29		204	198,188
(3-mo. EURIBOR + 4.75%), 7.03%, 04/15/29(b)		229	225,428
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(b)(c)		236	279,317
Schaeffler AG(c)
4.25%, 04/01/28		100	118,530
5.38%, 04/01/31		100	120,311
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(l)		409	330,202
TUI Cruises GmbH, 5.00%, 05/15/30(c)		104	123,202
Vonovia SE, Series B, 0.88%, 05/20/32(c)		200	247,086
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(b)(c)(o)		164	197,289
ZF Europe Finance BV, 7.00%, 06/12/30(c)		200	236,099
			9,844,314

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Greece(b)(c) — 0.1%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	325	$ 375,800
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		200	251,238
			627,038
Hong Kong(c) — 0.1%
AIA Group Ltd., 5.40%, 09/30/54	USD	200	186,624
FWD Group Holdings Ltd., 8.40%, 04/05/29		1,000	1,029,275
			1,215,899
India — 0.3%
CA Magnum Holdings, 5.38%, 10/31/26(c)		200	198,245
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		161	155,969
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)		200	205,750
Diamond II Ltd., 7.95%, 07/28/26(c)		200	201,620
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(e)(l)		2,277	2,322,540
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)		200	201,600
India Cleantech Energy, 4.70%, 08/10/26(c)		197	194,291
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	198,370
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		389	403,101
10.88%, 09/17/29(c)		200	207,250
			4,288,736
Indonesia — 0.0%
Freeport Indonesia PT, 6.20%, 04/14/52(c)		200	195,562
Pertamina Persero PT, 6.45%, 05/30/44(a)		200	205,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(c)	EUR	200	204,596
			605,158
Ireland(c) — 0.1%
eircom Finance DAC, Series JUL, 04/30/31(d)		223	263,340
Flutter Treasury DAC
4.00%, 06/04/31		211	248,936
6.13%, 06/04/31	GBP	100	138,239
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32		700	980,844
			1,631,359
Italy — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(b)(c)(o)	EUR	200	243,879
Agrifarma SpA, 4.50%, 10/31/28(a)		1,882	2,216,889
Almaviva-The Italian Innovation Co. SpA, 10/30/30(c)(d)		309	363,987
Bubbles Bidco SpA(c)
6.50%, 09/30/31		236	281,792
(3-mo. EURIBOR + 4.25%), 6.23%, 09/30/31(b)		231	272,955
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/11/27(a)(e)(l)	USD	836	836,368
Dolcetto Holdco SpA(c)(d)
07/14/32	EUR	156	185,141
07/14/32(b)		100	117,967
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(b)(c)		301	356,336
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		448	557,485
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(b)(c)(o)		200	236,784
Fiber Bidco SpA, 6.13%, 06/15/31(c)		298	335,750
Security		Par (000)	Value
Italy (continued)
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(l)	EUR	196	$ 210,444
Fibercop SpA(c)
4.75%, 06/30/30		100	118,549
5.13%, 06/30/32		100	117,960
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		257	305,316
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(b)(c)		403	477,182
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		100	118,803
Lottomatica Group SpA(c)
5.38%, 06/01/30		100	122,581
4.88%, 01/31/31		148	178,754
(3-mo. EURIBOR + 3.25%), 5.25%, 06/01/31(b)		142	168,004
Marcolin SpA, 6.13%, 11/15/26(a)		540	636,135
Nexi SpA, 0.00%, 02/24/28(c)(p)		200	213,494
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		137	173,789
(3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(b)		126	149,194
Rossini SARL(c)
6.75%, 12/31/29		147	182,792
(3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(b)		89	105,463
TeamSystem SpA(c)
07/01/31(d)		100	117,713
07/01/32(b)(d)		112	131,808
(3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31(b)		218	257,188
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)		200	247,222
			10,037,724
Japan(c) — 0.1%
SoftBank Group Corp.
5.38%, 01/08/29		276	330,238
3.38%, 07/06/29		100	111,125
5.75%, 07/08/32		380	447,064
(5-year USD ICE Swap + 4.85%), 6.88%(b)(o)	USD	200	195,256
			1,083,683
Jersey — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	385	492,372
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(c)	USD	297	294,277
Luxembourg — 0.4%
Adler Financing SARL(l)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	102	126,459
Series 1L, (8.25% PIK), 8.25%, 12/31/28		847	1,044,739
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)		185	222,912
Cidron Aida Finco SARL(c)
7.00%, 10/27/31		107	128,658
9.13%, 10/27/31	GBP	110	154,070
Currenta Group Holdings SARL(c)
5.50%, 05/15/30	EUR	159	190,966
(3-mo. EURIBOR + 4.00%), 6.14%, 05/15/32(b)		163	192,459
Herens Midco SARL, 5.25%, 05/15/29(a)		490	422,191
INEOS Finance PLC(c)
6.38%, 04/15/29		384	458,468
5.63%, 08/15/30		100	114,469
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)	USD	162	165,191
ION Trading Technologies SARL, 5.75%, 05/15/28(a)		400	385,937
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	411	453,943
Luna 2 5SARL, 07/01/32(c)(d)		100	120,024
Maxam Prill SARL, 07/15/30(c)(d)		306	358,290
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg (continued)
SES SA(c)
4.13%, 06/24/30	EUR	100	$ 118,804
4.88%, 06/24/33		100	118,937
Summer BC Holdco B SARL(c)
5.88%, 02/15/30		100	116,778
(3-mo. EURIBOR + 4.25%), 6.39%, 02/15/30(b)		127	148,102
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(l)		522	603,997
			5,645,394
Macau(c) — 0.1%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	250	250,025
Studio City Co. Ltd., 7.00%, 02/15/27		300	300,566
Studio City Finance Ltd., 5.00%, 01/15/29		200	182,860
Wynn Macau Ltd., 5.63%, 08/26/28		200	196,150
			929,601
Mexico — 0.2%
Orbia Advance Corp. SAB de C.V., 6.80%, 05/13/30(a)		200	204,900
Petroleos Mexicanos
7.50%, 03/31/26(a)		2,767	2,722,036
8.75%, 06/02/29		207	213,491
5.95%, 01/28/31		188	169,501
10.00%, 02/07/33		126	134,858
			3,444,786
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(a)		317	315,881
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(c)	EUR	328	400,796
ING Groep NV, 3.00%, 02/18/26(c)	GBP	100	135,931
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)	EUR	100	117,362
Q-Park Holding I BV, 5.13%, 02/15/30(c)		456	554,737
Sigma Holdco BV, 5.75%, 05/15/26(c)		104	122,644
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD	780	737,685
Trivium Packaging Finance BV, 6.63%, 07/15/30(c)	EUR	100	121,744
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)		255	282,167
			2,473,066
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	USD	239	217,465
Peru(a) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		155	159,286
Volcan Cia Minera SAA, 8.75%, 01/24/30		159	157,509
			316,795
Philippines — 0.0%
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(b)(c)(o)		200	196,500
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(b)(c)	EUR	200	238,885
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(c)	USD	200	204,900
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)	EUR	102	121,398
Security		Par (000)	Value
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)	EUR	150	$ 173,568
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	189,800
Stillwater Mining Co., 4.50%, 11/16/29(a)		200	178,250
			541,618
South Korea — 0.0%
LG Energy Solution Ltd.
5.38%, 04/02/30(c)		200	200,160
(1-day SOFR + 1.70%), 6.04%, 04/02/30(b)		200	199,500
			399,660
Spain(c) — 0.1%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(b)	EUR	193	229,141
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP	300	410,006
Cirsa Finance International SARL, 6.50%, 03/15/29	EUR	432	532,215
Grifols SA, 7.13%, 05/01/30		229	279,896
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30		100	122,513
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		187	223,310
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	183,177
			1,980,258
Sweden — 0.2%
Intrum AB(c)(f)(m)
3.00%, 09/15/27	EUR	267	265,873
9.25%, 03/15/28		137	143,628
Preem Holdings AB, 12.00%, 06/30/27(c)		138	168,810
Stena International SA, 7.25%, 01/15/31(c)	USD	700	702,169
Verisure Holding AB
3.25%, 02/15/27(c)	EUR	251	293,830
7.13%, 02/01/28(a)		237	290,005
Verisure Midholding AB, 5.25%, 02/15/29(c)		553	653,850
			2,518,165
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF	255	316,168
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(a)	USD	241	246,153
Muangthai Capital PCL, 6.88%, 09/30/28(c)		200	198,750
			444,903
Turkey — 0.0%
Turkcell Iletisim Hizmetleri, 7.65%, 01/24/32(a)		200	203,625
Ukraine(l) — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(c)	EUR	382	382,531
(7.63% PIK), 7.63%, 11/08/28(a)	USD	270	210,371
			592,902
United Arab Emirates — 0.0%
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(c)(o)		352	351,669
United Kingdom — 1.0%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $1,387,923), 06/19/26(d)(e)(g)(l)	GBP	1,109	1,420,266
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	573	706,217
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)		1,025	1,240,656
Barclays PLC(c)
3.00%, 05/08/26	GBP	100	135,537

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Barclays PLC(c) (continued)
3.25%, 02/12/27	GBP	100	$ 134,598
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		855	1,133,936
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR	200	210,180
Bellis Acquisition Co. PLC, 07/01/31(c)(d)		161	190,067
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP	500	685,931
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(c)(l)		119	161,576
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	196	237,470
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	141,110
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	USD	650	653,333
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	162	192,257
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP	345	469,397
Edge Finco PLC, 8.13%, 08/15/31(c)		495	707,714
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)		239	325,599
Heathrow Finance PLC, 6.63%, 03/01/31(c)		639	871,850
HSBC Holdings PLC, (1-day SONIA GBP 1.31%), 1.75%, 07/24/27(b)		100	133,153
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(c)	EUR	174	188,981
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	135,168
Kane Bidco Ltd., 6.50%, 02/15/27(a)		699	969,325
Market Bidco Finco PLC, 4.75%, 11/04/27(c)	EUR	663	776,958
Mobico Group PLC(c)
4.88%, 09/26/31		195	185,971
(5-year UK Government Bond + 4.14%), 4.25%(b)(o)	GBP	162	133,755
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	201	222,029
NatWest Group PLC(b)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	136,624
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	135,880
Ocado Group PLC, Series ., 11.00%, 06/15/30(c)		146	194,923
OEG Finance PLC, 09/27/29(d)	EUR	107	129,192
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP	177	256,808
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	136,553
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		395	562,093
(3-mo. EURIBOR + 6.63%), 8.77%, 07/31/29(b)	EUR	123	147,061
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(c)	GBP	770	736,468
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(p)		6	6,612
Vmed O2 U.K. Financing I PLC(c)
4.50%, 07/15/31		159	195,335
5.63%, 04/15/32	EUR	668	806,346
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(b)	USD	59	53,921
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	322	403,006
			16,263,856
United States — 5.9%
Affinity Interactive, 6.88%, 12/15/27(a)	USD	550	337,563
Alexander Funding Trust II, 7.47%, 07/31/28(a)		130	139,020
AMC Networks, Inc.
10.25%, 01/15/29(a)		856	887,428
4.25%, 02/15/29		1,617	1,295,395
4.25%, 02/15/29(k)		655	550,200
Amgen, Inc., 5.50%, 12/07/26(c)	GBP	100	139,057
Security		Par (000)	Value
United States (continued)
Amkor Technology, Inc., 6.63%, 09/15/27(a)	USD	400	$ 401,003
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)	EUR	318	358,566
4.13%, 08/15/26(a)	USD	4,805	4,511,270
AT&T, Inc.
2.90%, 12/04/26	GBP	100	134,243
5.50%, 03/15/27(c)		50	69,720
Ball Corp., 4.25%, 07/01/32	EUR	179	213,629
Bausch & Lomb Corp.
8.38%, 10/01/28(a)	USD	40	41,750
(3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(b)(c)	EUR	100	118,537
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 07/01/32(a)(d)	USD	129	131,964
Beach Acquisition Bidco LLC, 07/15/32(c)(d)	EUR	128	151,909
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	133	182,770
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $2,382,589), 20.00%, 01/30/28(e)(g)(l)	USD	2,382	2,382,589
Citigroup, Inc., 1.75%, 10/23/26	GBP	100	132,485
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 06/15/31(c)	EUR	216	255,414
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	USD	365	368,399
9.00%, 09/30/29		500	518,263
8.25%, 06/30/32		269	286,278
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		756	773,255
CommScope LLC, 9.50%, 12/15/31(a)		120	125,666
Constellium SE, 5.38%, 08/15/32(c)	EUR	137	163,396
Core Scientific, Inc., 0.00%, 06/15/31(a)(k)(p)	USD	281	305,236
CSC Holdings LLC(a)
5.50%, 04/15/27		2,040	1,947,683
11.25%, 05/15/28		448	446,314
11.75%, 01/31/29		985	936,888
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR	196	233,669
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD	6	5,972
DISH Network Corp.(k)
0.00%, 12/15/25(p)		1,800	1,620,000
3.38%, 08/15/26		174	144,507
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)		40	38,788
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(b)		1,566	1,558,237
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 9.30%, 05/10/27(b)(e)(l)		1,194	1,110,567
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,950	1,919,702
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		200	221,774
Frontier Communications Holdings LLC
6.75%, 05/01/29(a)		660	668,630
5.88%, 11/01/29		40	40,399
6.00%, 01/15/30(a)		40	40,516
8.75%, 05/15/30(a)		1,250	1,307,339
8.63%, 03/15/31(a)		700	743,755
Frontier Florida LLC, Series E, 6.86%, 02/01/28		845	879,167
Full House Resorts, Inc., 8.25%, 02/15/28(a)		172	167,128
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	50	73,428
GoTo Group, Inc., 5.50%, 05/01/28(a)	USD	948	468,194
GS Finance Corp., 8.75%, 02/14/30(b)		2,810	2,857,545
Howard Hughes Corp.(a)
4.13%, 02/01/29		1,002	954,197
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Howard Hughes Corp.(a) (continued)
4.38%, 02/01/31	USD	1,102	$ 1,016,973
Hyundai Capital America, (1-day SOFR + 1.35%), 5.76%, 03/27/30(b)(c)		200	199,376
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		327	286,456
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	100	126,857
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(e)	USD	2,079	1,915,434
Level 3 Financing, Inc.(a)
10.00%, 10/15/32		362	365,213
6.88%, 06/30/33		29	29,508
LGI Homes, Inc., 7.00%, 11/15/32(a)		867	825,167
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(a)		2,575	2,237,855
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR	209	252,223
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD	430	471,006
OT Midco Ltd., 10.00%, 02/15/30(a)		1,592	1,228,628
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(a)(e)(l)		5,064	5,133,530
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		1,822	1,838,580
Resort Communities LoanCo. LP, 12.50%, 11/21/28(a)(e)		9,583	9,643,326
RingCentral, Inc., 8.50%, 08/15/30(a)		1,430	1,530,083
Rocket Cos., Inc.(a)
6.13%, 08/01/30		21	21,400
6.38%, 08/01/33		21	21,487
Sabre GLBL, Inc.(a)
8.63%, 06/01/27		198	202,703
10.75%, 11/15/29		1,771	1,819,784
11.13%, 07/15/30		147	153,762
Seagate HDD Cayman
8.25%, 12/15/29(a)		639	680,534
8.50%, 07/15/31(a)		326	349,857
9.63%, 12/01/32		550	620,001
Service Properties Trust, 8.63%, 11/15/31(a)		110	118,093
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(c)	EUR	139	169,369
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(k)	USD	2,286	3,050,381
Sonder Holdings, Inc., (13.59% PIK), 7.00%, 12/10/27(e)(l)		10,555	9,050,918
Spirit AeroSystems, Inc.(a)
9.38%, 11/30/29		772	819,100
9.75%, 11/15/30		1,706	1,881,464
Spirit Airlines Pass-Through Trust
Class A, 3.65%, 08/15/31(f)(m)		1,453	1,258,405
Series 2015-1A, Class A, 4.10%, 10/01/29		47	43,225
Series 2017-1AA, Class AA, 3.38%, 08/15/31		554	490,313
Starz Capital Holdings LLC, 5.50%, 04/15/29(a)		112	93,318
Stem, Inc., 0.50%, 12/01/28(a)		200	48,500
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		240	257,200
Tenneco, Inc., 8.00%, 11/17/28(a)		1,648	1,629,703
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(b)		794	770,657
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		384	389,666
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		218	202,660
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)		762	807,752
Univision Communications, Inc., 6.63%, 06/01/27(a)		110	109,700
Security		Par (000)	Value
United States (continued)
Vantage Drilling International Ltd., 9.50%, 02/15/28(a)	USD	91	$ 90,545
Venture Global Plaque
6.50%, 01/15/34		12	12,000
6.75%, 01/15/36		13	13,000
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	123,975
Westbay, 11.00%, 02/06/30(e)	USD	9,314	9,326,108
Whirlpool Corp.
6.13%, 06/15/30		5	5,044
6.50%, 06/15/33		6	6,019
Wolfspeed, Inc., 1.75%, 05/01/26(k)		140	34,650
Xerox Corp., 10.25%, 10/15/30(a)		301	315,130
Xerox Issuer Corp., 13.50%, 04/15/31(a)		275	282,276
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		188	176,302
			95,904,620
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(a)		200	204,502
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		169	165,228
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)		200	211,930
Total Corporate Bonds — 12.4% (Cost: $198,232,093)			203,002,829
Fixed Rate Loan Interests
India — 0.0%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)		864	872,357
United States(e) — 0.6%
AMF MF Portfolio, Term Loan, 7.06%, 11/01/28		2,547	2,602,261
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27		6,480	6,514,797
			9,117,058
Total Fixed Rate Loan Interests — 0.6% (Cost: $9,849,897)			9,989,415
Floating Rate Loan Interests(b)
Belgium — 0.1%
United Petfood Finance BV, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.17%, 02/26/32	EUR	1,281	1,503,178
Finland — 0.1%
Mehilainen Yhtiot OYJ, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 08/05/31		1,825	2,149,738
France — 0.5%
Banijay Entertainment SAS, 2025 EUR Term Loan B (2032), (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.59%, 02/10/32		1,165	1,369,331
Cegid Group SASU, 2025 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 01/31/30		1,000	1,175,677
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 02/27/30		588	693,003

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 10/31/29	EUR	1,000	$ 1,172,179
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 12/31/28		1,000	1,155,134
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 02/03/31		1,000	1,177,738
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 08/13/31		900	1,053,233
			7,796,295
Germany — 0.6%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 08/22/31		1,132	1,321,581
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.45%), 5.64%, 04/28/28		1,200	1,410,876
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32		1,147	1,350,733
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29		1,000	1,179,423
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.05%, 02/21/30		1,439	1,694,772
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.98%, 01/12/31		667	779,411
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 12/10/31		660	777,533
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.85%, 04/30/30		1,000	1,172,461
			9,686,790
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 01/30/32		570	675,010
ION Trading Finance Ltd., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.75%, 04/01/28		1,000	1,168,068
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.64%, 05/17/27(e)		1,248	1,470,189
			3,313,267
Jersey(e) — 0.5%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 8.00%), 10.05%, 07/06/27		5,101	5,137,080
GBP Incremental Term Loan, (6-mo. SONIA + 8.00%), 12.45%, 09/23/27	GBP	2,969	3,480,106
			8,617,186
Security		Par (000)	Value
Luxembourg — 0.5%
Euro Parfums Fze, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 6.25%), 10.50%, 06/23/28(e)	USD	585	$ 597,369
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.43%, 06/23/31	EUR	1,000	1,148,502
Matterhorn Telecom SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.53%, 01/30/32		1,000	1,173,168
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 7.33%, 05/16/29(e)		2,566	3,041,615
Tackle SARL
2025 EUR Add on Term Loan B3, 05/22/28(q)		594	697,366
2025 EUR Repriced Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.37%, 05/22/28		656	770,294
Traviata BV, 2025 EUR PIK Term Loan, (3-mo. EURIBOR at 0.00% Floor + %), 2.18%, 01/22/33(e)		1,000	1,157,337
			8,585,651
Netherlands — 0.4%
Cypher Bidco BV, EUR Term Loan, (3-mo. EURIBOR + 4.25%), 6.41%, 12/30/27(e)		1,827	2,085,734
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.91%, 10/14/27		982	1,152,034
Peer Holding III BV, 2025 EUR Term Loan B6B, (3- mo. EURIBOR at 0.00% Floor + 2.75%), 4.73%, 07/01/31		1,400	1,646,377
Stage Entertainment BV, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.12%, 06/02/29		1,000	1,180,307
			6,064,452
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 10.21%, 11/05/31	GBP	1,000	1,087,825
Norway — 0.0%
Sasa Polyester Sanayi A/S, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.51%, 06/14/29	EUR	407	479,087
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.32%, 02/27/30		1,303	1,530,381
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.29%, 10/30/31		741	873,226
HBX Group International PLC, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 02/13/32		1,011	1,184,800
PAX Holdco Spain SL, 2025 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 4.00%), 6.04%, 12/31/29		1,000	1,175,748
			4,764,155
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sweden — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31	EUR	65	$ 77,097
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31		833	982,990
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.08%, 03/29/30		1,009	1,183,525
			2,243,612
United Kingdom — 0.4%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 10/16/31		1,325	1,557,939
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3- mo. SONIA + 4.75%), 9.96%, 04/29/29	GBP	1,000	1,364,070
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR	1,000	1,157,996
Inspired Finco Holdings Ltd.
2025 EUR Term Loan B6, 02/28/31(q)		383	449,197
2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.18%, 02/28/31		145	169,411
2025 EUR Term Loan B6 (B) (1), (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.17%, 02/28/31		192	224,598
Masorange Finco PLC, 2025 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 2.75%), 4.81%, 03/25/31		1,000	1,168,009
			6,091,220
United States — 4.2%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.20%, 12/21/27(e)	USD	3,060	3,018,146
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30		2,548	2,388,973
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 16.80%, 12/09/29(l)		634	633,798
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.18%, 01/28/32	EUR	1,000	1,174,570
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 7.89%, 09/09/26(e)	USD	5,000	5,000,000
CML La Quinta Resort, Term Loan, (1-mo. CME Term SOFR + 3.20%), 7.51%, 12/09/26(e)		6,800	6,800,000
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.06%, 09/29/28		1,203	1,207,553
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.41%, 07/31/28(e)		5,759	5,708,921
Coreweave Compute Acquisition Co., IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.26%, 05/16/29(e)		572	565,594
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		531	528,997
Security		Par (000)	Value
United States (continued)
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	USD	575	$ 559,287
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		1,442	1,439,102
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		2,112	2,009,739
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		3,429	3,425,217
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.33%, 07/10/28		373	360,302
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 05/01/28		3,734	3,603,018
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.73%, 12/29/27(e)		1,086	749,314
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.75%, 11/12/26(e)		12,858	12,793,942
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.16%, 04/28/28		156	135,208
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 9.16%, 04/28/28		427	151,374
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.04%, 10/25/28		1,773	1,435,831
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28		516	467,428
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28		907	546,501
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29		1,052	443,597
Nielsen Consumer, Inc., 2025 EUR Term Loan, (1- mo. EURIBOR at 0.00% Floor + 3.50%), 5.43%, 03/06/28	EUR	997	1,168,766
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/19/32	USD	589	586,806
Polaris Newco LLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.68%, 06/02/28	EUR	995	1,115,227
Project Montage(e)
Revolver, (3-mo. CME Term SOFR + 6.00%, 4.91% PIK), 9.82%, 02/16/29(l)	USD	202	196,822
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.33%, 02/16/29		1,258	1,226,662
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.01%), 12.29%, 04/27/29		620	143,375
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.29%, 04/27/28		1,981	1,059,757

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Solaris Oilfield Infrastructure, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(e)	USD	6,203	$ 6,203,000
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.93%), 10.21%, 08/18/28		1,833	1,710,468
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29		174	169,918
			68,727,213
Total Floating Rate Loan Interests — 8.0% (Cost: $131,035,932)			131,109,669
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(c)		257	238,367
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(a)		135	135,810
Chile — 0.0%
Chile Government International Bonds
3.75%, 01/14/32	EUR	111	133,011
4.34%, 03/07/42	USD	278	240,609
			373,620
Colombia — 0.0%
Colombia Government International Bonds
8.00%, 04/20/33		224	231,728
7.75%, 11/07/36		243	237,958
			469,686
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)		210	217,423
Dominican Republic — 0.1%
Dominican Republic International Bonds
5.95%, 01/25/27(c)		278	280,502
4.50%, 01/30/30(a)		420	399,000
7.05%, 02/03/31(a)		272	285,111
6.95%, 03/15/37(a)		233	237,689
			1,202,302
Egypt — 0.1%
Egypt Government International Bonds
5.63%, 04/16/30(c)	EUR	214	232,504
7.63%, 05/29/32(c)	USD	219	202,684
8.50%, 01/31/47(a)		200	162,150
			597,338
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(c)		248	226,359
Guatemala(a) — 0.0%
Guatemala Government Bonds
7.05%, 10/04/32		210	223,125
6.60%, 06/13/36		230	233,910
			457,035
Security		Par (000)	Value
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 03/26/36(a)	USD	200	$ 192,354
Series 10Y, 5.38%, 09/12/33(c)	EUR	194	246,162
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)		254	322,389
			760,905
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		110	132,101
Ireland — 0.6%
Ireland Government Bonds, 2.60%, 10/18/34(c)		7,878	9,048,826
Ivory Coast — 0.0%
Ivory Coast Government International Bonds
5.88%, 10/17/31(c)		251	279,312
8.08%, 04/01/36(a)	USD	200	192,550
			471,862
Jordan — 0.0%
Jordan Government International Bonds, 4.95%, 07/07/25(c)		200	199,880
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(a)		249	252,501
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(a)		201	200,757
Mexico — 0.1%
Mexico Government International Bonds
6.35%, 02/09/35		313	320,042
01/29/38(d)		200	202,100
6.34%, 05/04/53		200	183,900
			706,042
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(c)	EUR	186	214,306
Morocco(a) — 0.0%
Morocco Government International Bonds
5.95%, 03/08/28	USD	200	204,900
4.75%, 04/02/35	EUR	200	235,644
			440,544
Nigeria — 0.1%
Nigeria Government International Bonds
8.38%, 03/24/29(a)	USD	353	355,206
10.38%, 12/09/34(a)		200	210,200
7.63%, 11/28/47(c)		244	194,895
			760,301
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(c)		227	233,923
Panama — 0.0%
Panama Government International Bonds, 7.50%, 03/01/31		352	374,528
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33		395	336,445
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(a)	USD	200	$ 202,100
Peruvian Government International Bonds
2.78%, 01/23/31		152	136,447
1.86%, 12/01/32		142	113,600
			452,147
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33		48	47,634
5.50%, 04/04/53		149	138,607
			186,241
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(c)	EUR	187	230,295
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD	46	45,943
2.12%, 07/16/31(c)	EUR	224	219,501
5.88%, 07/11/32(a)		223	264,721
6.25%, 09/10/34(a)		215	255,017
			785,182
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.00%, 01/18/53(a)	USD	658	558,642
Serbia — 0.0%
Serbia International Bonds
6.50%, 09/26/33(c)		200	210,151
6.00%, 06/12/34(a)		236	237,858
			448,009
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.75%, 09/30/49		475	356,725
Spain — 0.3%
Spain Government Bonds
2.70%, 01/31/30	EUR	2,894	3,445,264
3.15%, 04/30/35(a)(c)		1,113	1,309,132
			4,754,396
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32	USD	226	226,014
Ukraine(a)(n) — 0.0%
Ukraine Government International Bonds
4.50%, 02/01/29		75	46,393
3.00%, 02/01/30		7	3,277
3.00%, 02/01/34		26	9,809
4.50%, 02/01/34		50	25,847
3.00%, 02/01/35		22	10,142
3.00%, 02/01/36		18	8,432
			103,900
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		216	195,696
Security		Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(a)	EUR	221	$ 266,674
Total Foreign Agency Obligations — 1.6% (Cost: $25,296,011)			26,614,782

	Shares
Investment Companies
United States — 2.5%
iShares JP Morgan USD Emerging Markets Bond ETF(r)	71,155	6,590,376
iShares MSCI Brazil ETF(r)	13,963	402,833
KraneShares CSI China Internet ETF	50,850	1,745,680
SPDR Gold Shares(f)(h)(i)	82,030	25,005,205
SPDR S&P Biotech ETF	45,000	3,731,850
SPDR S&P Homebuilders ETF	8,193	807,584
SPDR S&P Regional Banking ETF	11,022	654,597
VanEck J.P. Morgan EM Local Currency Bond ETF	43,791	1,110,102
VanEck Semiconductor ETF	5,362	1,495,354
Total Investment Companies — 2.5% (Cost: $36,947,279)		41,543,581

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(a)	USD	315	326,285
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(m)		4,584	2,424,664
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)		885	905,960
Total Municipal Bonds — 0.2% (Cost: $3,328,035)			3,656,909
Non-Agency Mortgage-Backed Securities
United States — 3.9%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class C, 0.01%, 09/27/60		9	123
Series 2021-E, Class B3, 4.01%, 12/25/60(b)		947	281,905
Series 2021-E, Class SA, 0.00%, 12/25/60(b)		6	2,807
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		11,954	424,063
BFLD Trust, Series 2021-EYP, Class E, (1 mo. Term SOFR + 3.81%), 8.13%, 10/15/35(a)(b)		790	9,867
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)		1,600	1,487,805
BX Trust, Series 2021-VIEW, Class E, (1 mo. Term SOFR + 3.71%), 8.03%, 06/15/36(a)(b)		614	614,363
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.69%, 08/10/48		2,000	1,951,571

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Commercial Mortgage Trust(b) (continued)
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)	USD	1,900	$ 1,716,717
CSMC(a)(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.79%, 10/15/37		730	675,128
Series 2021-BHAR, Class E, (1 mo. Term SOFR + 3.61%), 7.93%, 11/15/38		1,500	1,473,973
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.75%, 02/15/27(e)		3,400	3,366,916
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,364,677
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		437	403,338
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1 mo. Term SOFR + 3.66%), 7.98%, 10/15/36(a)(b)		1,540	1,513,226
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,259,417
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		44,173	1,243,216
Series 2021-1, Class AX1, 0.12%, 06/25/51		179,255	1,161,805
Series 2021-1, Class AX4, 0.40%, 06/25/51		11,447	280,005
Series 2021-1, Class B4, 3.02%, 06/25/51		770	627,930
Series 2021-1, Class B5, 3.02%, 06/25/51		924	694,066
Series 2021-1, Class B6, 2.95%, 06/25/51		1,533	664,370
Series 2021-4, Class B4, 2.90%, 08/25/51		1,150	905,629
Series 2021-4, Class B5, 2.90%, 08/25/51		862	632,901
Series 2021-4, Class B6, 2.90%, 08/25/51		2,209	784,210
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.71%), 5.03%, 06/25/37(a)(b)		2,735	2,346,568
MCM Trust(e)
0.00%, 09/25/31		3,666	2,524,600
2.50%, 09/25/31		3,118	2,995,057
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.98%, 02/25/59		9,329	7,117,385
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,166,282
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	894,325
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 5.75%, 05/25/60(a)(b)		7,558	3,875,262
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		2,184	2,161,000
Series 2020-3, Class M1, 4.75%, 04/26/60		2,907	2,870,844
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(a)		1,225	1,001,075
TVC DSCR(e)
Series 2021-1, 0.00%, 03/25/28		1,323	1,135,291
Series 2021-1, Class A, 0.00%, 02/01/51		2,697	2,474,196
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,187,124
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,313,681
Series 2021-R2, Class B1, 3.25%, 02/25/64		2,735	2,155,612
Security		Par (000)	Value
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 5.21%, 07/25/47(b)	USD	972	$ 813,643
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.57%, 05/15/52(b)		21,934	881,570
Total Non-Agency Mortgage-Backed Securities — 3.9% (Cost: $68,291,660)			63,453,543
Preferred Securities
Capital Trusts — 0.3%(b)
France(c)(o) — 0.1%
Air France-KLM, Series ., 5.75%	EUR	200	233,962
Electricite de France SA
5.13%		200	241,495
5.63%		200	244,096
7.38%	GBP	200	277,233
			996,786
Germany(c)(o) — 0.0%
Volkswagen International Finance NV
5.49%	EUR	100	118,722
5.99%		100	118,918
			237,640
Hong Kong — 0.0%
MTR Corp. CI Ltd., 5.63%(c)(o)	USD	200	201,440
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(c)(o)		200	191,500
Italy — 0.0%
Prysmian SpA, Series ., 5.25%(c)(o)	EUR	275	332,449
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(a)	USD	369	337,859
Centrica PLC, 6.50%, 05/21/55(c)	GBP	494	685,718
			1,023,577
United States — 0.1%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55	USD	21	21,116
Venture Global LNG, Inc., 9.00%(a)(o)		953	926,505
			947,621
			3,931,013

	Shares
Preferred Stocks — 4.4%(e)
China — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(f)(g)	40,071	9,298,075
Finland — 0.1%
Aiven, Series D(f)	37,890	1,919,129
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(f)(g)	780	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(f)(g)	114,500	$ 1,672,272
United States — 3.6%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(f)(g)	3,333	505,783
Bright Machines, Inc.(f)
Series C	472,899	160,786
Series C-1	985,059	128,058
Cap Hill Brands(f)	1,185,824	35,575
Caresyntax, Inc.(f)
Series C-2	13,600	49,776
Series C-3	1,759	6,438
Clarify Health(f)	345,315	2,130,594
CW Opportunity 2 LP, 03/25/49	1,579,000	5,558,080
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(f)(g)	40,470	4,378,045
Davidson Homes, Inc.(f)	7,345	7,589,809
Dream Finders Homes, Inc.	10,172	10,019,420
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $71,814)(f)(g)	117,667	87,074
FLYR, Inc., Series D-2(f)	421,209	1,878,592
GM Cruise Holdings LLCClass G, (Acquired 03/25/21, Cost: $1,886,159)(f)(g)	71,581	71,581
HawkEye 360, Inc., Series D1(f)	406,081	5,534,884
Insight M, Inc., Series D(f)	1,942,003	441,806
Jumpcloud, Inc.(f)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	2,746,044
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	180,616
Lessen Holdings, Inc.(f)
Series BX	489,075	1,071,074
Series CX	25,831	75,685
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(f)(g)	196,272	196,272
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(f)(g)	36,048	1,468,596
RapidSOS, Inc., Series C-1(f)	1,707,127	1,792,483
Relativity Space, Inc., Series E	496	511
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(f)(g)	13,158	695,663
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(f)(g)	1,183	1,517,280
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(f)(g)	45,203	433,045
Ursa Major Technologies, Inc.(f)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	1,112,309
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	141,604
Verge Genomics, Inc., Series B-1	341,505	655,689
Veritas Kapital Assurance PLC(f)
Series G	8,968	201,780
Security	Shares	Value
United States (continued)
Veritas Kapital Assurance PLC(f) (continued)
Series G-1	6,197	$ 139,433
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(f)(g)	1,681,498	8,592,455
		59,596,840
		72,486,316
Total Preferred Securities — 4.7% (Cost: $90,252,544)		76,417,329

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.46%, 12/25/29(b)	USD	18,080	900,664
Mortgage-Backed Securities(s) — 10.3%
Uniform Mortgage-Backed Securities
3.00%, 07/15/54		9,557	8,268,148
3.50%, 07/15/54		74,731	67,273,248
4.50%, 07/15/54		86,126	82,372,757
5.50%, 07/15/54		11,500	11,497,369
			169,411,522
Total U.S. Government Sponsored Agency Securities — 10.4% (Cost: $166,859,840)			170,312,186

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	25,681	925
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(f)(g)	21,889	219
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(g)	137,950	104,146
United States(f) — 0.3%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	74,120	18,856
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	44,352	111

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Davidson Homes, Inc., (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,977	$ 206,457
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	8,848
Flagstar Financial, Inc., PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(e)(g)	550	1,050,313
FLYR, Inc., (Expires 12/29/33, Strike Price USD 3.95)(e)	5,990	18,389
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	19,736	107,956
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(e)	173,677	1,578,724
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	76
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	2,012,253	197,603
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	10,196	1
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	310
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	26,232
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	984,406
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	9,661
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	261,005	493,299
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	26,165	70,384
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	207,248	837,282
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	48,765	1,244
		5,610,152
Total Warrants — 0.3% (Cost: $614,237)		5,715,442
Total Long-Term Investments — 104.5% (Cost: $1,456,252,184)		1,715,914,259
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(r)(t)	51,859,729	51,859,729

Security		Par (000)	Value
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 3.50%, 09/15/25(h)(i)	USD	3,444	$ 3,440,333
Total Short-Term Securities — 3.4% (Cost: $55,298,802)			55,300,062
Options Purchased — 0.4% (Cost: $6,210,276)			6,393,275
Total Investments Before Options Written — 108.3% (Cost: $1,517,761,262)			1,777,607,596
Options Written — (0.3)% (Premiums Received: $(5,042,294))			(4,820,777)
Total Investments, Net of Options Written — 108.0% (Cost: $1,512,718,968)			1,772,786,819
Liabilities in Excess of Other Assets — (8.0)%			(131,043,944)
Net Assets — 100.0%			$ 1,641,742,875

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $67,676,177, representing 4.1% of its net assets as of period end, and an original cost of $69,431,947.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	Convertible security.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Perpetual security with no stated maturity date.
(p)	Zero-coupon bond.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,674,337	$ 37,185,392 (a)	$ —	$ —	$ —	$ 51,859,729	51,859,729	$ 759,199	$ —
iShares Biotechnology ETF(b)	1,824,498	—	(1,832,356)	(142,209)	150,067	—	—	1,672	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,217,537	—	(2,247,078)	17,277	12,264	—	—	10,154	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,335,641	—	—	—	254,735	6,590,376	71,155	144,734	—
iShares MSCI Brazil ETF	314,307	—	—	—	88,526	402,833	13,963	7,194	—
				$ (124,932)	$ 505,592	$ 58,852,938		$ 922,953	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	88	07/31/25	$ 4,508	$ 45,731
Euro BOBL	353	09/08/25	48,933	(179,142)
Euro Bund	4	09/08/25	613	(3,585)
Euro-Schatz	58	09/08/25	7,327	(11,671)
Short Term Euro BTP	103	09/08/25	13,097	(23,164)
Nikkei 225 Index	48	09/11/25	13,464	773,624
10-Year Australian Treasury Bonds	135	09/15/25	10,184	88,536
10-Year Canadian Bond	22	09/18/25	1,971	12,080
Euro Stoxx Banks Index	407	09/19/25	4,830	22,800
U.S. Long Bond	184	09/19/25	21,223	898,531
Ultra U.S. Treasury Bond	303	09/19/25	36,048	826,928
Long Gilt	59	09/26/25	7,534	145,706
2-Year U.S. Treasury Note	69	09/30/25	14,355	4,645
5-Year U.S. Treasury Note	1,249	09/30/25	136,161	1,369,126
				3,970,145
Short Contracts
30-Year Euro Buxl Bond	20	09/08/25	2,797	40,502
Euro BTP	94	09/08/25	13,398	(30,557)
Euro OAT	7	09/08/25	1,021	6,920
10-Year Japanese Government Treasury Bonds	16	09/12/25	15,446	(46,149)
10-Year U.S. Treasury Note	955	09/19/25	107,079	(2,271,522)
10-Year U.S. Ultra Long Treasury Note	1,685	09/19/25	192,511	(5,001,941)
E-mini Russell 2000 Index	53	09/19/25	5,808	(192,707)
Euro Stoxx 50 Index	53	09/19/25	3,326	1,125
NASDAQ 100 E-Mini Index	37	09/19/25	16,941	(680,268)
S&P 500 E-Mini Index	413	09/19/25	129,140	(4,335,734)
3-Month SOFR	105	03/17/26	25,288	(67,186)
				(12,577,517)
				$ (8,607,372)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	104,292	USD	119,443	Citibank N.A.	07/16/25	$ 3,521
AUD	250,975	USD	164,499	State Street Bank and Trust Co.	09/17/25	942
BRL	8,900,041	USD	1,574,000	Goldman Sachs International	09/17/25	33,122
CAD	9,588,516	USD	7,042,960	Morgan Stanley & Co. International PLC	09/17/25	25,501
CHF	1,285,342	USD	1,581,582	Toronto-Dominion Bank	09/17/25	53,984
CNH	27,643,764	USD	3,873,826	Bank of America N.A.	09/17/25	10,722
DKK	6,838,535	USD	1,054,271	Morgan Stanley & Co. International PLC	09/17/25	31,634
EUR	2,753,157	USD	3,242,710	Bank of America N.A.	09/17/25	16,869
EUR	4,102,031	USD	4,746,079	Bank of America N.A.	09/17/25	110,488
EUR	16,989,301	USD	19,522,861	Barclays Bank PLC	09/17/25	591,486
EUR	2,064,868	USD	2,433,117	Citibank N.A.	09/17/25	11,567
EUR	548,359	USD	633,549	State Street Bank and Trust Co.	09/17/25	15,676
EUR	1,580,588	USD	1,860,824	UBS AG	09/17/25	10,502
GBP	247,052	USD	334,727	HSBC Bank PLC	09/17/25	4,555
GBP	230,908	USD	314,840	State Street Bank and Trust Co.	09/17/25	2,271
GBP	4,533,864	USD	6,125,296	Toronto-Dominion Bank	09/17/25	101,160
JPY	37,975,177	USD	264,073	Barclays Bank PLC	09/17/25	1,915
JPY	1,777,872,152	USD	12,393,204	Deutsche Bank AG	09/17/25	59,449
JPY	1,928,226,750	USD	13,441,297	Deutsche Bank AG	09/17/25	64,477
JPY	30,819,373	USD	215,518	HSBC Bank PLC	09/17/25	348
JPY	30,673,410	USD	213,473	State Street Bank and Trust Co.	09/17/25	1,371
JPY	34,581,551	USD	241,486	State Street Bank and Trust Co.	09/17/25	731
JPY	44,336,142	USD	309,737	State Street Bank and Trust Co.	09/17/25	804
MXN	45,557,820	USD	2,377,000	Citibank N.A.	09/17/25	31,275
MXN	28,859,590	USD	1,498,490	Societe Generale	09/17/25	27,084
USD	16,779,103	HKD	130,757,033	UBS AG	09/17/25	13,062
USD	3,934,000	JPY	560,896,698	Deutsche Bank AG	09/17/25	5,342
USD	3,215,000	JPY	457,291,312	Morgan Stanley & Co. International PLC	09/17/25	12,019
USD	204,433	JPY	29,168,685	UBS AG	09/17/25	129
ZAR	33,715,234	USD	1,890,362	State Street Bank and Trust Co.	09/17/25	3,445
						1,245,451
USD	126,010	EUR	110,624	Deutsche Bank AG	07/16/25	(4,420)
USD	195,131	EUR	171,331	Deutsche Bank AG	07/16/25	(6,875)
USD	197,825	EUR	173,701	Deutsche Bank AG	07/16/25	(6,975)
USD	226,134	EUR	198,552	Deutsche Bank AG	07/16/25	(7,967)
USD	226,607	EUR	198,973	Deutsche Bank AG	07/16/25	(7,990)
USD	227,706	EUR	199,940	Deutsche Bank AG	07/16/25	(8,031)
USD	240,743	EUR	211,398	Deutsche Bank AG	07/16/25	(8,503)
USD	251,700	EUR	221,000	Deutsche Bank AG	07/16/25	(8,867)
USD	289,049	EUR	253,794	Deutsche Bank AG	07/16/25	(10,183)
USD	435,687	EUR	382,556	Deutsche Bank AG	07/16/25	(15,361)
USD	475,909	EUR	417,796	Deutsche Bank AG	07/16/25	(16,689)
USD	563,525	EUR	494,718	Deutsche Bank AG	07/16/25	(19,766)
USD	2,005,534	EUR	1,760,920	Deutsche Bank AG	07/16/25	(70,657)
BRL	22,103,410	USD	3,997,000	Morgan Stanley & Co. International PLC	09/17/25	(5,684)
GBP	153,487	USD	210,875	State Street Bank and Trust Co.	09/17/25	(88)
INR	74,786,626	USD	870,143	JPMorgan Chase Bank N.A.	09/17/25	(637)
USD	6,278,479	AUD	9,613,439	Morgan Stanley & Co. International PLC	09/17/25	(58,634)
USD	1,099,351	AUD	1,683,284	UBS AG	09/17/25	(10,258)
USD	1,160,323	BRL	6,606,996	Goldman Sachs International	09/17/25	(32,733)
USD	7,752,059	CAD	10,553,963	Toronto-Dominion Bank	09/17/25	(28,110)
USD	2,017,389	CHF	1,639,462	Morgan Stanley & Co. International PLC	09/17/25	(68,786)
USD	172,091	CHF	139,048	UBS AG	09/17/25	(4,844)
USD	3,653,433	CNY	26,069,071	Barclays Bank PLC	09/17/25	(11,292)
USD	10,964,763	DKK	71,118,382	Citibank N.A.	09/17/25	(328,269)
USD	1,197,590	EUR	1,020,000	Bank of America N.A.	09/17/25	(10,031)
USD	2,052,347	EUR	1,758,562	Bank of America N.A.	09/17/25	(29,688)
USD	745,531	EUR	639,477	Barclays Bank PLC	09/17/25	(11,573)
USD	191,873,369	EUR	166,857,738	BNP Paribas SA	09/17/25	(5,676,519)
USD	311,143	EUR	266,178	Deutsche Bank AG	09/17/25	(3,996)
USD	583,097	EUR	506,439	Deutsche Bank AG	09/17/25	(16,498)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	789,317	EUR	680,489	Deutsche Bank AG	09/17/25	$ (16,343)
USD	1,208,563	EUR	1,026,881	Deutsche Bank AG	09/17/25	(7,205)
USD	44,831,933	EUR	39,009,890	Deutsche Bank AG	09/17/25	(1,353,515)
USD	245,446	EUR	208,237	JPMorgan Chase Bank N.A.	09/17/25	(1,095)
USD	794,026	EUR	672,958	State Street Bank and Trust Co.	09/17/25	(2,717)
USD	68,644,166	GBP	50,818,003	Citibank N.A.	09/17/25	(1,145,324)
USD	8,908,455	GBP	6,593,745	State Street Bank and Trust Co.	09/17/25	(146,881)
USD	1,009,198	IDR	16,463,256,805	BNP Paribas SA	09/17/25	(7,429)
USD	3,280,723	MXN	63,168,314	State Street Bank and Trust Co.	09/17/25	(58,477)
USD	186,158	NOK	1,881,150	Citibank N.A.	09/17/25	(563)
USD	437,536	SEK	4,178,345	Morgan Stanley & Co. International PLC	09/17/25	(6,333)
USD	764,868	SEK	7,304,357	Morgan Stanley & Co. International PLC	09/17/25	(11,078)
USD	14,783,423	TWD	434,300,000	Morgan Stanley & Co. International PLC	09/17/25	(413,050)
USD	2,115,831	ZAR	37,736,964	Deutsche Bank AG	09/17/25	(3,879)
						(9,663,813)
						$ (8,418,362)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	52	07/11/25	JPY	39,250.00	JPY	2,105,344	$ 521,787
SPDR S&P 500 ETF Trust	302	07/11/25	USD	615.00	USD	18,659	223,178
Air Products & Chemicals, Inc.	6	07/18/25	USD	280.00	USD	169	3,480
Alphabet, Inc., Class C	64	07/18/25	USD	180.00	USD	1,135	20,800
Amazon.com, Inc.	152	07/18/25	USD	215.00	USD	3,335	125,020
Apple, Inc.	78	07/18/25	USD	215.00	USD	1,600	11,154
Apple, Inc.	71	07/18/25	USD	210.00	USD	1,457	19,738
Bank of America Corp.	541	07/18/25	USD	46.00	USD	2,560	110,093
Boston Scientific Corp.	104	07/18/25	USD	110.00	USD	1,117	11,180
Broadcom, Inc.	35	07/18/25	USD	260.00	USD	965	67,025
Capital One Financial Corp.	31	07/18/25	USD	200.00	USD	660	45,105
Chevron Corp.	14	07/18/25	USD	140.00	USD	200	6,860
Citigroup, Inc.	275	07/18/25	USD	80.00	USD	2,341	165,000
Confluent, Inc., Class A	83	07/18/25	USD	25.00	USD	207	8,300
CyberArk Software, Ltd.	7	07/18/25	USD	400.00	USD	285	11,235
Eli Lilly & Co.	13	07/18/25	USD	770.00	USD	1,013	36,920
EQT Corp.	47	07/18/25	USD	60.00	USD	274	4,630
Freeport-McMoRan, Inc.	57	07/18/25	USD	40.00	USD	247	21,233
Home Depot, Inc.	11	07/18/25	USD	390.00	USD	403	413
Home Depot, Inc.	11	07/18/25	USD	380.00	USD	403	1,942
Informatica Inc., Class A	69	07/18/25	USD	25.00	USD	168	518
Intuit, Inc.	7	07/18/25	USD	790.00	USD	551	9,170
Intuitive Surgical, Inc.	15	07/18/25	USD	585.00	USD	815	1,875
iShares China Large-Cap ETF	3,361	07/18/25	USD	37.00	USD	12,355	243,672
JPMorgan Chase & Co.	78	07/18/25	USD	275.00	USD	2,261	127,335
Live Nation Entertainment, Inc.	21	07/18/25	USD	155.00	USD	318	5,040
Live Nation Entertainment, Inc.	18	07/18/25	USD	150.00	USD	272	8,730
Mastercard, Inc., Class A	9	07/18/25	USD	590.00	USD	506	968
Mastercard, Inc., Class A	9	07/18/25	USD	600.00	USD	506	419
Meta Platforms, Inc., Class A	16	07/18/25	USD	675.00	USD	1,181	107,040
Meta Platforms, Inc., Class A	17	07/18/25	USD	680.00	USD	1,255	105,910
Micron Technology, Inc.	37	07/18/25	USD	110.00	USD	456	51,430
Microsoft Corp.	53	07/18/25	USD	470.00	USD	2,636	161,650
Microsoft Corp.	49	07/18/25	USD	475.00	USD	2,437	123,602
NextEra Energy, Inc.	64	07/18/25	USD	67.50	USD	444	19,520
NextEra Energy, Inc.	56	07/18/25	USD	70.00	USD	389	8,708
NVIDIA Corp.	141	07/18/25	USD	150.00	USD	2,228	143,467
Oracle Corp.	35	07/18/25	USD	170.00	USD	765	171,675

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Oracle Corp.	33	07/18/25	USD	175.00	USD	721	$ 143,797
Progressive Corp.	20	07/18/25	USD	295.00	USD	534	1,150
Salesforce, Inc.	16	07/18/25	USD	270.00	USD	436	13,040
SPDR S&P 500 ETF Trust	123	07/18/25	USD	620.00	USD	7,600	80,503
Stryker Corp.	12	07/18/25	USD	400.00	USD	475	5,940
Trane Technologies PLC	24	07/18/25	USD	450.00	USD	1,050	7,680
UniCredit SpA	34	07/18/25	EUR	54.00	EUR	968	64,882
Valero Energy Corp.	21	07/18/25	USD	135.00	USD	282	7,245
Vertiv Holdings Co.	38	07/18/25	USD	120.00	USD	488	40,755
Vista Energy Corp.	21	07/18/25	USD	180.00	USD	407	36,907
Walt Disney Co.	33	07/18/25	USD	115.00	USD	409	31,350
Wells Fargo & Co.	275	07/18/25	USD	80.00	USD	2,203	65,587
Williams Cos., Inc.	28	07/18/25	USD	60.00	USD	176	9,240
Alphabet, Inc., Class C	27	08/15/25	USD	185.00	USD	479	15,728
Eli Lilly & Co.	6	08/15/25	USD	820.00	USD	468	18,315
Euro Stoxx Banks	375	08/15/25	EUR	210.00	EUR	3,769	56,873
iShares Russell 2000 ETF	241	08/15/25	USD	220.00	USD	5,201	118,813
Meta Platforms, Inc., Class A	16	08/15/25	USD	740.00	USD	1,181	62,600
Microsoft Corp.	15	08/15/25	USD	505.00	USD	746	20,700
Netflix, Inc.	7	08/15/25	USD	1,320.00	USD	937	61,687
NVIDIA Corp.	57	08/15/25	USD	160.00	USD	901	43,605
SPDR Gold Shares(a)	502	08/15/25	USD	310.00	USD	15,302	268,570
SPDR Gold Shares(a)	780	08/15/25	USD	320.00	USD	23,777	190,710
SPDR Gold Shares(a)	171	08/15/25	USD	315.00	USD	5,213	62,842
Walmart, Inc.	108	08/15/25	USD	105.00	USD	1,056	7,020
Walt Disney Co.	47	08/15/25	USD	125.00	USD	583	22,678
Wells Fargo & Co.	181	08/15/25	USD	85.00	USD	1,450	22,535
Advanced Micro Devices, Inc.	27	09/19/25	USD	155.00	USD	383	20,048
Citigroup, Inc.	107	09/19/25	USD	90.00	USD	911	24,129
Euro Stoxx Banks	337	09/19/25	EUR	200.00	EUR	3,387	178,636
Hilton Worldwide Holdings, Inc.	51	09/19/25	USD	270.00	USD	1,358	59,670
NVIDIA Corp.	40	09/19/25	USD	160.00	USD	632	48,800
SPDR Gold Shares(a)	479	09/19/25	USD	325.00	USD	14,601	167,650
Walmart, Inc.	116	09/19/25	USD	100.00	USD	1,134	43,210
Walt Disney Co.	26	09/19/25	USD	125.00	USD	322	15,990
Wells Fargo & Co.	217	10/17/25	USD	85.00	USD	1,739	64,123
							4,808,830
Put
InvesCo QQQ Trust, Series 1	163	07/18/25	USD	500.00	USD	8,992	9,454
iShares Russell 2000 ETF	467	07/18/25	USD	198.00	USD	10,077	16,812
SPDR S&P 500 ETF Trust	163	07/18/25	USD	570.00	USD	10,071	8,965
Oracle Corp.	148	08/15/25	USD	190.00	USD	3,236	24,124
Dollar Tree, Inc.	197	09/19/25	USD	85.00	USD	1,951	42,650
							102,005
							$ 4,910,835

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	Up-and-out	Bank of America N.A.	09/26/25	USD	1.18	USD	1.25	EUR	4,725	$ 52,525
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Citibank N.A.	08/06/25	CNH	7.05	USD	20,715	$ 35,630
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Goldman Sachs International	08/20/25	—	USD 104.00	USD	2,400	$ 4,809

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	3.50%	Annual	Deutsche Bank AG	07/10/25	3.50%	USD	18,936	$ 11,180
3-Year Interest Rate Swap, 08/20/28	1-day SOFR, 4.45%	Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.50	USD	22,532	143,892
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.45%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	11,435	232,910
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.22%	Annual	3.50%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.50	GBP	91,516	403,731
1-Year Interest Rate Swap, 05/01/27	1-day SONIA, 4.22%	Annual	3.60%	Annual	Morgan Stanley & Co. International PLC	05/01/26	3.60	GBP	113,270	597,763
										$ 1,389,476
Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.69%	Deutsche Bank AG	09/02/25	USD	139,180	$ (43,062)	$ (64,718)	$ 21,656
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	52	07/11/25	JPY	41,000.00	JPY	2,105,344	$ (128,190)
SPDR S&P 500 ETF Trust	302	07/11/25	USD	625.00	USD	18,659	(71,574)
Alphabet, Inc., Class C	91	07/18/25	USD	185.00	USD	1,614	(14,970)
Amazon.com, Inc.	107	07/18/25	USD	220.00	USD	2,347	(55,907)
Bank of America Corp.	139	07/18/25	USD	48.00	USD	658	(12,163)
Boeing Co.	42	07/18/25	USD	210.00	USD	880	(22,050)
Capital One Financial Corp.	52	07/18/25	USD	210.00	USD	1,106	(36,400)
Chevron Corp.	30	07/18/25	USD	155.00	USD	430	(645)
EQT Corp.	69	07/18/25	USD	65.00	USD	402	(794)
iShares China Large-Cap ETF	2,585	07/18/25	USD	42.00	USD	9,502	(18,095)
SPDR S&P 500 ETF Trust	246	07/18/25	USD	630.00	USD	15,199	(61,008)
UniCredit SpA	34	07/18/25	EUR	62.00	EUR	968	(3,234)
Vertiv Holdings Co.	98	07/18/25	USD	125.00	USD	1,258	(71,295)
Alphabet, Inc., Class C	64	08/15/25	USD	200.00	USD	1,135	(13,632)
Amazon.com, Inc.	154	08/15/25	USD	235.00	USD	3,379	(73,150)
Apple, Inc.	149	08/15/25	USD	230.00	USD	3,057	(22,946)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Bank of America Corp.	545	08/15/25	USD	50.00	USD	2,579	$ (37,060)
Broadcom, Inc.	35	08/15/25	USD	300.00	USD	965	(21,262)
CyberArk Software, Ltd.	7	08/15/25	USD	460.00	USD	285	(4,935)
Eli Lilly & Co.	19	08/15/25	USD	900.00	USD	1,481	(20,282)
Freeport-McMoRan, Inc.	58	08/15/25	USD	48.00	USD	251	(4,437)
JPMorgan Chase & Co.	79	08/15/25	USD	290.00	USD	2,290	(75,642)
Meta Platforms, Inc., Class A	34	08/15/25	USD	780.00	USD	2,510	(74,970)
Meta Platforms, Inc., Class A	16	08/15/25	USD	820.00	USD	1,181	(18,360)
Micron Technology, Inc.	38	08/15/25	USD	125.00	USD	468	(24,035)
Micron Technology, Inc.	233	08/15/25	USD	135.00	USD	2,872	(67,104)
Netflix, Inc.	7	08/15/25	USD	1,500.00	USD	937	(15,645)
NextEra Energy, Inc.	121	08/15/25	USD	80.00	USD	840	(3,993)
NVIDIA Corp.	142	08/15/25	USD	165.00	USD	2,243	(77,390)
Oracle Corp.	69	08/15/25	USD	200.00	USD	1,509	(159,217)
Oracle Corp.	148	08/15/25	USD	220.00	USD	3,236	(148,740)
Salesforce, Inc.	16	08/15/25	USD	300.00	USD	436	(4,280)
SPDR Gold Shares(a)	502	08/15/25	USD	325.00	USD	15,302	(79,818)
SPDR Gold Shares(a)	780	08/15/25	USD	340.00	USD	23,777	(35,880)
SPDR Gold Shares(a)	171	08/15/25	USD	335.00	USD	5,213	(11,628)
Vertiv Holdings Co.	38	08/15/25	USD	145.00	USD	488	(19,380)
Vista Energy Corp.	21	08/15/25	USD	210.00	USD	407	(21,210)
Walmart, Inc.	108	08/15/25	USD	115.00	USD	1,056	(1,296)
Walt Disney Co.	34	08/15/25	USD	130.00	USD	422	(9,418)
Air Products & Chemicals, Inc.	7	09/19/25	USD	310.00	USD	197	(2,625)
Alphabet, Inc., Class C	61	09/19/25	USD	200.00	USD	1,082	(21,502)
Amazon.com, Inc.	79	09/19/25	USD	240.00	USD	1,733	(45,030)
Apollo Global Management, Inc.	20	09/19/25	USD	160.00	USD	284	(5,750)
Apple, Inc.	65	09/19/25	USD	230.00	USD	1,334	(18,883)
Boeing Co.	32	09/19/25	USD	230.00	USD	670	(17,440)
Cameco Corp.	47	09/19/25	USD	90.00	USD	349	(9,165)
Chevron Corp.	18	09/19/25	USD	160.00	USD	258	(2,304)
CyberArk Software, Ltd.	10	09/19/25	USD	460.00	USD	407	(10,600)
Eli Lilly & Co.	11	09/19/25	USD	940.00	USD	857	(13,310)
EQT Corp.	56	09/19/25	USD	70.00	USD	327	(4,200)
Freeport-McMoRan, Inc.	70	09/19/25	USD	50.00	USD	303	(6,090)
Hess Corp.	12	09/19/25	USD	160.00	USD	166	(1,620)
Intuit, Inc.	6	09/19/25	USD	860.00	USD	473	(9,000)
Intuitive Surgical, Inc.	7	09/19/25	USD	600.00	USD	380	(8,505)
Meta Platforms, Inc., Class A	13	09/19/25	USD	820.00	USD	960	(24,310)
Micron Technology, Inc.	35	09/19/25	USD	155.00	USD	431	(5,740)
Microsoft Corp.	42	09/19/25	USD	540.00	USD	2,089	(25,305)
Netflix, Inc.	2	09/19/25	USD	1,480.00	USD	268	(8,390)
Oracle Corp.	36	09/19/25	USD	250.00	USD	787	(24,390)
Salesforce, Inc.	21	09/19/25	USD	310.00	USD	573	(11,813)
Tesla, Inc.	11	09/19/25	USD	420.00	USD	349	(9,818)
Valero Energy Corp.	18	09/19/25	USD	155.00	USD	242	(3,051)
Vista Energy Corp.	65	09/19/25	USD	220.00	USD	1,260	(72,312)
Walt Disney Co.	24	09/19/25	USD	135.00	USD	298	(5,772)
NVIDIA Corp.	40	11/21/25	USD	200.00	USD	632	(19,000)
Alphabet, Inc., Class C	108	12/19/25	USD	220.00	USD	1,916	(41,580)
Amazon.com, Inc.	130	12/19/25	USD	270.00	USD	2,852	(60,450)
Apple, Inc.	194	12/19/25	USD	240.00	USD	3,980	(91,665)
Broadcom, Inc.	58	12/19/25	USD	380.00	USD	1,599	(36,830)
Eli Lilly & Co.	20	12/19/25	USD	1,000.00	USD	1,559	(36,350)
Meta Platforms, Inc., Class A	28	12/19/25	USD	940.00	USD	2,067	(43,610)
Microsoft Corp.	87	12/19/25	USD	580.00	USD	4,327	(58,290)
NVIDIA Corp.	194	12/19/25	USD	220.00	USD	3,065	(64,020)
							(2,360,755)
Put
iShares Russell 2000 ETF	467	07/18/25	USD	189.00	USD	10,077	(7,005)
Mastercard, Inc., Class A	6	07/18/25	USD	540.00	USD	337	(1,668)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Progressive Corp.	10	07/18/25	USD	255.00	USD	267	$ (2,425)
SPDR Gold Shares(a)	178	07/18/25	USD	290.00	USD	5,426	(8,455)
SPDR Gold Shares(a)	122	07/18/25	USD	300.00	USD	3,719	(27,084)
Trane Technologies PLC	8	07/18/25	USD	400.00	USD	350	(1,240)
Alphabet, Inc., Class C	27	08/15/25	USD	165.00	USD	479	(9,720)
Eli Lilly & Co.	6	08/15/25	USD	700.00	USD	468	(9,690)
Intuitive Surgical, Inc.	16	08/15/25	USD	465.00	USD	869	(8,400)
Meta Platforms, Inc., Class A	16	08/15/25	USD	620.00	USD	1,181	(8,960)
Microsoft Corp.	15	08/15/25	USD	440.00	USD	746	(3,555)
Netflix, Inc.	7	08/15/25	USD	1,100.00	USD	937	(5,933)
SPDR Gold Shares(a)	390	08/15/25	USD	300.00	USD	11,888	(159,900)
SPDR Gold Shares(a)	122	08/15/25	USD	295.00	USD	3,719	(30,561)
Walt Disney Co.	47	08/15/25	USD	110.00	USD	583	(4,348)
Wells Fargo & Co.	181	08/15/25	USD	67.50	USD	1,450	(6,154)
Advanced Micro Devices, Inc.	27	09/19/25	USD	125.00	USD	383	(12,150)
Citigroup, Inc.	107	09/19/25	USD	75.00	USD	911	(11,984)
Dollar Tree, Inc.	197	09/19/25	USD	70.00	USD	1,951	(16,745)
Euro Stoxx Banks	168	09/19/25	EUR	165.00	EUR	1,688	(10,637)
Hilton Worldwide Holdings, Inc.	51	09/19/25	USD	230.00	USD	1,358	(12,495)
iShares iBoxx $ Investment Grade Corporate Bond ETF	711	09/19/25	USD	103.00	USD	7,793	(142,911)
SPDR Gold Shares(a)	479	09/19/25	USD	290.00	USD	14,601	(123,582)
Walmart, Inc.	116	09/19/25	USD	90.00	USD	1,134	(19,082)
Walt Disney Co.	26	09/19/25	USD	110.00	USD	322	(3,861)
							(648,545)
							$ (3,009,300)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	07/29/25	USD	1.17	EUR	8,561	$ (173,886)
Put
USD Currency	Citibank N.A.	08/06/25	CNH	6.90	USD	20,715	(9,301)
							$ (183,187)
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
3-Year Interest Rate Swap, 08/20/28	3.20%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.20%	USD	22,532	$ (54,841)
30-Year Interest Rate Swap, 08/29/55	3.60%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	08/27/25	3.60	USD	7,555	(45,489)
5-Year Interest Rate Swap, 09/04/30	2.05%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	Morgan Stanley & Co. International PLC	09/02/25	2.05	EUR	9,575	(14,257)
2-Year Interest Rate Swap, 09/05/27	3.25%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/03/25	3.25	USD	19,003	(43,380)
5-Year Interest Rate Swap, 09/14/30	3.23%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	09/12/25	3.23	USD	28,819	(145,414)
2-Year Interest Rate Swap, 09/24/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/22/25	3.05	USD	60,880	(108,223)
2-Year Interest Rate Swap, 09/24/27	3.30%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	09/22/25	3.30	USD	44,761	(147,533)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
2-Year Interest Rate Swap, 09/28/27	3.08%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	09/26/25	3.08%	USD	56,195	$ (114,633)
2-Year Interest Rate Swap, 10/01/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/29/25	3.05	USD	30,832	(60,392)
5-Year Interest Rate Swap, 10/02/30	3.00%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/30/25	3.00	USD	22,813	(72,327)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	11/26/25	3.15	USD	11,435	(54,190)
1-Year Interest Rate Swap, 04/22/27	3.10%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.10	GBP	91,516	(208,397)
1-Year Interest Rate Swap, 05/01/27	2.80%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	05/01/26	2.80	GBP	113,270	(161,671)
										(1,230,747)
Put
10-Year Interest Rate Swap, 07/09/35	1-day SOFR, 4.45%	Annual	3.75%	Annual	Goldman Sachs International	07/07/25	3.75	USD	5,392	(10,748)
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	4.30%	Annual	Deutsche Bank AG	07/10/25	4.30	USD	9,468	(2)
2-Year Interest Rate Swap, 09/12/27	6-mo. EURIBOR, 2.05%	Semi-Annual	2.15%	Annual	JPMorgan Chase Bank N.A.	09/10/25	2.15	EUR	39,614	(38,798)
2-Year Interest Rate Swap, 09/17/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	UBS AG	09/15/25	3.95	USD	57,638	(13,503)
2-Year Interest Rate Swap, 09/24/27	1-day SOFR, 4.45%	Annual	3.90%	Annual	BNP Paribas SA	09/22/25	3.90	USD	30,104	(10,794)
5-Year Interest Rate Swap, 09/27/30	6-mo. EURIBOR, 2.05%	Semi-Annual	2.50%	Annual	Deutsche Bank AG	09/25/25	2.50	EUR	16,915	(43,444)
2-Year Interest Rate Swap, 11/08/27	1-day SOFR, 4.45%	Annual	3.80%	Annual	Citibank N.A.	11/06/25	3.80	USD	47,111	(45,465)
5-Year Interest Rate Swap, 11/08/30	1-day SOFR, 4.45%	Annual	4.10%	Annual	Deutsche Bank AG	11/06/25	4.10	USD	13,136	(19,580)
2-Year Interest Rate Swap, 11/12/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	Nomura International PLC	11/10/25	3.95	USD	10,545	(6,171)
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.22%	Annual	4.20%	Annual	Morgan Stanley & Co. International PLC	04/22/26	4.20	GBP	91,516	(61,784)
1-Year Interest Rate Swap, 05/01/27	1-day SONIA, 4.22%	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	05/01/26	4.10	GBP	113,270	(104,192)
										(354,481)
										$ (1,585,228)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,367	$ 253,933	$ 73,581	$ 180,352
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B	EUR	23,396	2,502,386	1,929,829	572,557
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	964	107,210	94,159	13,051
							$ 2,863,529	$ 2,097,569	$ 765,960

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 53,569	$ 30	$ 53,539
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 4.33%	At Termination	4.24%	At Termination	N/A	07/30/25	USD	237,860	$ (27,723)	$ 189	$ (27,912)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	07/30/25 (a)	09/17/25	USD	122,820	2,255	141	2,114
1-day SOFR, 4.45%	Annual	5.00%	Annual	N/A	10/02/25	USD	169,290	859,800	3,699	856,101
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,893,937	50,415	33	50,382
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	04/08/26	USD	43,825	128,898	77	128,821
1-day SOFR, 4.45%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,044	55,520	28	55,492
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,216	(6,143)	46	(6,189)
1-day SOFR, 4.45%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,249	71,386	56	71,330
1-day SOFR, 4.45%	Annual	4.50%	Annual	N/A	05/08/26	USD	25,254	118,708	49	118,659
1-day SOFR, 4.45%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	20,430	27	20,403
4.69%	Annual	1-day SOFR, 4.45%	Annual	N/A	10/02/26	USD	115,533	(1,472,195)	(10,689)	(1,461,506)
1-day SOFR, 4.45%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	19,696	127,000	36	126,964
1-day SOFR, 4.45%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	39,419	274,674	72	274,602
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	10/28/26	USD	39,747	21,223	121	21,102
1-day SOFR, 4.45%	Annual	4.07%	Annual	N/A	01/14/27	USD	36,165	188,513	127	188,386
1-day SOFR, 4.45%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,910	(44,005)	37	(44,042)
1-day MIBOR, 5.52%	Semi Annual	6.34%	Semi Annual	N/A	03/20/27	INR	203,365	34,612	16	34,596
1-day SOFR, 4.45%	Annual	4.10%	Annual	N/A	05/30/27	USD	30,153	319,151	129	319,022
1-day SOFR, 4.45%	Annual	4.15%	Annual	N/A	05/30/27	USD	30,153	348,166	137	348,029
1-day SOFR, 4.45%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,036	9	32	(23)
1-day SOFR, 4.45%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	10,250	175,884	47	175,837
1-day SOFR, 4.45%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	4,880	59,094	22	59,072
1-day SOFR, 4.45%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	4,880	61,877	22	61,855
1-day SOFR, 4.45%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	9,761	130,247	44	130,203
1-day SOFR, 4.45%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	19,787	296,081	90	295,991
1-day SOFR, 4.45%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	20,267	226,090	92	225,998
1-day SOFR, 4.45%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	27,289	139,034	118	138,916
3.45%	Annual	1-day SOFR, 4.45%	Annual	N/A	01/26/28	USD	24,493	(109,402)	106	(109,508)
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/26/28	USD	24,493	363,609	106	363,503
3.27%	Annual	1-day SOFR, 4.45%	Annual	02/05/26 (a)	02/05/28	USD	24,747	(31,363)	107	(31,470)
1-day SOFR, 4.45%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	24,747	312,046	107	311,939
1-day SONIA, 4.22%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	85,657	(325,619)	524	(326,143)
1-day SONIA, 4.22%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,480	314,729	(12)	314,741
1-day SOFR, 4.45%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	2,488,192	13,026	2,475,166
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	408,600	86	408,514
1-day SONIA, 4.22%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	116,012	204	115,808
1-day SONIA, 4.22%	Annual	4.12%	Annual	N/A	11/21/28	GBP	6,085	116,958	206	116,752
1-day SOFR, 4.45%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	19,182	97	19,085
6-mo. EURIBOR, 2.05%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	575,307	125	575,182
1-day MIBOR, 5.52%	Quarterly	6.26%	Quarterly	N/A	03/20/29	INR	62,930	15,933	8	15,925
1-day MIBOR, 5.52%	Semi Annual	6.30%	Semi Annual	N/A	03/20/29	INR	76,915	20,689	10	20,679
1-day SOFR, 4.45%	Annual	3.79%	Annual	N/A	03/29/29	USD	35,313	437,564	245	437,319
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/08/29	USD	21,208	435,388	152	435,236
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,044	359,751	115	359,636
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,216	523,533	183	523,350
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,604	263,805	92	263,713
6-mo. EURIBOR, 2.05%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	577,035	144	576,891
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,231	536,303	185	536,118
6-mo. EURIBOR, 2.05%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	400,268	111	400,157
1-day SOFR, 4.45%	Annual	3.66%	Annual	N/A	10/10/29	USD	12,616	50,268	103	50,165

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 8.14%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	$ 231,847	$ 33	$ 231,814
1-day SONIA, 4.22%	Annual	4.00%	Annual	N/A	01/16/30	GBP	13,498	238,592	436	238,156
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/23/30	USD	13,498	310,880	117	310,763
1-day SOFR, 4.45%	Annual	3.23%	Annual	N/A	02/19/30	USD	14,200	(175,132)	125	(175,257)
1-day SOFR, 4.45%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,058	230,235	107	230,128
6-mo. EURIBOR, 2.05%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	2,989	(10,098)	33	(10,131)
0.02%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,562,230	127	1,562,103
1-day ESTR, 1,956.39%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	(76,564)	104	(76,668)
1-day SOFR, 4.45%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(321,731)	127	(321,858)
1-day SOFR, 4.45%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	5,902,922	8,996	5,893,926
4.40%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/01/33	USD	11,317	(636,313)	162	(636,475)
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	256,229	138	256,091
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	73,853	40	73,813
1-day MIBOR, 5.52%	Semi Annual	6.34%	Semi Annual	N/A	03/20/34	INR	25,865	10,364	5	10,359
1-day MIBOR, 5.52%	Semi Annual	6.35%	Semi Annual	N/A	03/20/34	INR	25,865	10,573	5	10,568
1-day SOFR, 4.45%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,496	(55,523)	132	(55,655)
1-day SOFR, 4.45%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,998	(58,580)	221	(58,801)
1-day SOFR, 4.45%	Annual	3.70%	Annual	N/A	01/06/35	USD	10,993	(16,645)	174	(16,819)
1-day SOFR, 4.45%	Annual	3.75%	Annual	N/A	03/27/35	USD	10,876	45,955	176	45,779
3.46%	Annual	1-day SOFR, 4.45%	Annual	12/15/26 (a)	12/15/36	USD	4,853	128,801	80	128,721
4.25%	Annual	1-day SOFR, 4.45%	Annual	N/A	09/29/43	USD	1,467	(50,933)	944	(51,877)
3.65%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/03/53	USD	5,251	292,067	164	291,903
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	34,504	164	34,340
3.65%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/02/54	USD	31,110	1,703,873	9,782	1,694,091
1-day SONIA, 4.22%	Annual	4.10%	Annual	N/A	11/07/54	GBP	4,800	(407,550)	22,712	(430,262)
								$ 19,251,645	$ 55,932	$ 19,195,713

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$ (88,195)	$ 81,515	$ (169,710)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(51,487)	45,950	(97,437)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(11,393)	(2,798)	(8,595)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	(11,695)	7,808	(19,503)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	190	1,191	8,494	(7,303)
							$ (161,579)	$ 140,969	$ (302,548)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	642	$ 15,147	$ 5,629	$ 9,518
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	293	(54,678)	(50,443)	(4,235)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	B	EUR	102	11,229	(9,319)	20,548
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	103	6,346	6,753	(407)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	662	101,525	82,778	18,747
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	Citibank N.A.	12/20/29	BB+	USD	80	$ 14,201	$ 12,954	$ 1,247
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/30	B	EUR	89	9,923	2,881	7,042
								$ 103,693	$ 51,233	$ 52,460

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Fixing Repo Rates 7-day, 1.95%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	$ 290,960	$ —	$ 290,960
1-day BZDIOVER, 0.06%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(269,238)	—	(269,238)
1-day BZDIOVER, 0.06%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(243,102)	—	(243,102)
1-day BZDIOVER, 0.06%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(1,793)	—	(1,793)
1-day BZDIOVER, 0.06%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(334,785)	—	(334,785)
1-day BZDIOVER, 0.06%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(320,922)	—	(320,922)
1-day BZDIOVER, 0.06%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(493,003)	—	(493,003)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(276,760)	—	(276,760)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(279,235)	—	(279,235)
1-day BZDIOVER, 0.06%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(272,746)	—	(272,746)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,259	(643)	—	(643)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,207	2,468	—	2,468
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,285	1,604	—	1,604
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,259	26,237	—	26,237
									$ (2,170,958)	$ —	$ (2,170,958)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.45%	At Termination	Goldman Sachs International	N/A	09/19/25	USD	3,592	$ (49,772)	$ —	$ (49,772)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At termination	1-day SOFR minus 0.65%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/19/25	USD	5,629	(78,009)	—	(78,009)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.75%, 4.45%	At Termination	Goldman Sachs International	N/A	09/19/25	USD	5,681	(84,084)	(1,671)	(82,413)
1-day SOFR, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	2,868	3,560	—	3,560
1-day SOFR minus 0.55%, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	09/19/25	USD	2,250	22,059	—	22,059
1-day SOFR, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	1,433	2,136	—	2,136
1-day SOFR minus 0.40%, 4.45%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/19/25	USD	2,785	35,046	—	35,046
1-day SOFR plus 0.10%, 4.45%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	2,390	31,076	—	31,076
									$ (117,988)	$ (1,671)	$ (116,317)
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
AMC Networks, Inc., Class A	Barclays Bank PLC	$ 170,632	07/28/25	0.20%	1D OBFR01	Monthly	$ —
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.	374,591	02/09/26	0.20%	1D OBFR01	Monthly	(26,638)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.	60,395	02/09/26	0.20%	1D OBFR01	Monthly	6,149
Flagstar Financial, Inc.	JPMorgan Chase Bank N.A.	1,071,738	02/09/26	0.20%	1D OBFR01	Monthly	(113,052)
Total long positions of equity swaps							(133,541)
Short Contracts(b)
Atlantic Union Bankshares Corp.	JPMorgan Chase Bank N.A.	(48,515)	02/09/26	(0.15)%	1D OBFR01	Monthly	31
Community Bank System, Inc.	JPMorgan Chase Bank N.A.	(81,094)	02/09/26	(0.15)%	1D OBFR01	Monthly	566
CVB Financial Corp.	JPMorgan Chase Bank N.A.	(71,678)	02/09/26	(0.15)%	1D OBFR01	Monthly	(2,357)
Etoro Group, Ltd., Class A	Barclays Bank PLC	(1,120,062)	07/28/25	(3.50)%	1D OBFR01	Monthly	(114,583)
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.	(2,311,344)	02/09/26	(0.48)%	1D OBFR01	Monthly	(51,081)
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	(88,230)	02/09/26	(0.15)%	1D OBFR01	Monthly	(3,452)
Servisfirst Bancshares Inc.	JPMorgan Chase Bank N.A.	(95,568)	02/09/26	(0.15)%	1D OBFR01	Monthly	(2,870)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
SPDR Bloomberg High Yield Bond ETF	Citibank N.A.	$ (4,795,159)	02/24/28	(0.75)%	1D OBFR01	Monthly	$ (42,272)
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.	(1,558,257)	02/09/26	(0.33)%	1D OBFR01	Monthly	(32,811)
Total short positions of equity swaps							(248,829)
Total long and short positions of equity swaps							(382,370)
Net dividends and financing fees							(13,476)
Total equity swap contracts including dividends and financing fees							$ (395,846)

(a)
The Trust receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Trust pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 2,164,232	$ (10,701)	$ 23,855,808	$ (3,840,596)	$ —
OTC Swaps	254,762	(64,231)	478,994	(3,412,203)	—
Options Written	N/A	(5,042,294)	1,553,877	(1,332,360)	(4,820,777)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 843,280	$ —	$ 3,392,974	$ —	$ 4,236,254
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,245,451	—	—	1,245,451
Options purchased Investments at value — unaffiliated(b)	—	4,809	4,910,835	88,155	1,389,476	—	6,393,275
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	765,960	—	—	23,036,309	53,539	23,855,808
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	311,864	100,623	—	321,269	—	733,756
	$ —	$ 1,082,633	$ 5,854,738	$ 1,333,606	$ 28,140,028	$ 53,539	$ 36,464,544
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 5,208,709	$ —	$ 7,634,917	$ —	$ 12,843,626
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,663,813	—	—	9,663,813
Options written Options written at value	—	—	3,009,300	183,187	1,628,290	—	4,820,777

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$ —	$ —	$ —	$ —	$ 3,840,596	$ —	$ 3,840,596
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	369,750	614,457	—	2,492,227	—	3,476,434
	$ —	$ 369,750	$ 8,832,466	$ 9,847,000	$ 15,596,030	$ —	$ 34,645,246

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 13,640,798	$ —	$ (294,911)	$ —	$ 13,345,887
Forward foreign currency exchange contracts	—	—	—	(23,264,886)	—	—	(23,264,886)
Options purchased(a)	—	2,678	(4,869,993)	(189,977)	(834,828)	—	(5,892,120)
Options written	—	295	3,588,930	318,730	1,436,589	—	5,344,544
Swaps	—	457,299	(1,841,190)	—	(166,968)	—	(1,550,859)
	$ —	$ 460,272	$ 10,518,545	$ (23,136,133)	$ 139,882	$ —	$ (12,017,434)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (9,825,405)	$ —	$ (4,873,621)	$ —	$ (14,699,026)
Forward foreign currency exchange contracts	—	—	—	(13,837,976)	—	—	(13,837,976)
Options purchased(b)	—	(7,431)	3,453,156	(71,574)	497,636	—	3,871,787
Options written	—	—	(80)	(109,045)	732,309	—	623,184
Swaps	—	613,220	(686,723)	—	15,537,820	(2,822)	15,461,495
	$ —	$ 605,789	$ (7,059,052)	$ (14,018,595)	$ 11,894,144	$ (2,822)	$ (8,580,536)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$367,061,711
Average notional value of contracts — short	639,467,081
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	417,787,100
Average amounts sold — in USD	88,486,197
Options:
Average value of option contracts purchased	5,086,479
Average value of option contracts written	3,238,197
Average notional value of swaption contracts purchased	179,557,292
Average notional value of swaption contracts written	604,642,010
Credit default swaps:
Average notional value — buy protection	8,509,232
Average notional value — sell protection	32,448,023
Interest rate swaps:
Average notional value — pays fixed rate	248,989,235
Average notional value — receives fixed rate	1,651,539,898
Inflation swaps:
Average notional value — receives fixed rate	1,609,716
Total return swaps:
Average notional value	23,087,316
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Equity swaps:
Average notional value — long	$1,655,829
Average notional value — short	10,398,821
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 855,452	$ 1,674,046
Forward foreign currency exchange contracts	1,245,451	9,663,813
Options	6,393,275 (a)	4,820,777
Swaps — centrally cleared	1,151,629	—
Swaps — OTC(b)	733,756	3,476,434
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	10,379,563	19,635,070
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,917,916)	(4,683,346)
Total derivative assets and liabilities subject to an MNA	$ 3,461,647	$ 14,951,724

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 218,445	$ (218,445)	$ —	$ —	$ —
Barclays Bank PLC	595,869	(595,869)	—	—	—
BNP Paribas SA	138,297	(138,297)	—	—	—
Citibank N.A.	96,194	(96,194)	—	—	—
Deutsche Bank AG	160,996	(160,996)	—	—	—
Goldman Sachs International	308,147	(308,147)	—	—	—
HSBC Bank PLC	4,903	—	—	—	4,903
JPMorgan Chase Bank N.A.	346,027	(346,027)	—	—	—
Morgan Stanley & Co. International PLC	1,361,608	(1,361,608)	—	—	—
Societe Generale	27,084	—	—	—	27,084
State Street Bank and Trust Co.	25,240	(25,240)	—	—	—
Toronto-Dominion Bank	155,144	(28,110)	—	—	127,034
UBS AG	23,693	(23,693)	—	—	—
	$ 3,461,647	$ (3,302,626)	$ —	$ —	$ 159,021

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 973,682	$ (218,445)	$ —	$ (755,237)	$ —
Barclays Bank PLC	630,451	(595,869)	—	(34,582)	—
BNP Paribas SA	6,260,559	(138,297)	—	(500,000)	5,622,262
Citibank N.A.	2,008,076	(96,194)	—	(810,000)	1,101,882
Deutsche Bank AG	1,890,905	(160,996)	—	—	1,729,909
Goldman Sachs International	407,852	(308,147)	—	—	99,705
JPMorgan Chase Bank N.A.	1,109,062	(346,027)	—	(710,000)	53,035
Morgan Stanley & Co. International PLC	1,386,612	(1,361,608)	—	—	25,004

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Nomura International PLC	$ 6,171	$ —	$ —	$ —	$ 6,171
State Street Bank and Trust Co.	208,163	(25,240)	—	—	182,923
Toronto-Dominion Bank	28,110	(28,110)	—	—	—
UBS AG	28,605	(23,693)	—	—	4,912
	$ 14,938,248	$ (3,302,626)	$ —	$ (2,809,819)	$ 8,825,803

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 80,451,427	$ 6,379,570	$ 86,830,997
Common Stocks
Australia	700,278	—	—	700,278
Canada	17,590,918	—	—	17,590,918
Chile	—	—	16,772	16,772
China	604,929	18,805,233	—	19,410,162
Denmark	—	8,161,766	—	8,161,766
France	—	27,960,132	—	27,960,132
Germany	—	5,704,835	—	5,704,835
India	—	—	—	—
Israel	1,234,645	—	3,966	1,238,611
Italy	—	23,049,854	—	23,049,854
Japan	—	621,955	—	621,955
Macau	—	369,945	—	369,945
Netherlands	—	14,299,858	—	14,299,858
Spain	—	7,261,963	—	7,261,963
Sweden	—	—	—	—
Taiwan	17,569,962	—	—	17,569,962
United Kingdom	4,821,769	50,133,432	339,489	55,294,690
United States	644,689,655	25,974,473	23,154,469	693,818,597
Corporate Bonds
Argentina	—	302,267	—	302,267
Australia	—	1,422,077	7,710,773	9,132,850
Belgium	—	982,663	—	982,663
Bermuda	—	428,450	—	428,450
Brazil	—	747,952	—	747,952
Canada	—	14,417,073	—	14,417,073
Chile	—	691,148	—	691,148
China	—	539,295	—	539,295
Colombia	—	577,751	—	577,751
Costa Rica	—	224,736	—	224,736
Czech Republic	—	269,097	—	269,097
Denmark	—	167,367	—	167,367
Finland	—	421,511	—	421,511
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
France	$ —	$ 7,320,605	$ 2,455,729	$ 9,776,334
Germany	247,086	5,472,037	4,125,191	9,844,314
Greece	—	627,038	—	627,038
Hong Kong	—	1,215,899	—	1,215,899
India	—	1,966,196	2,322,540	4,288,736
Indonesia	—	605,158	—	605,158
Ireland	—	1,631,359	—	1,631,359
Italy	213,494	8,987,862	836,368	10,037,724
Japan	—	1,083,683	—	1,083,683
Jersey	—	492,372	—	492,372
Kuwait	—	294,277	—	294,277
Luxembourg	—	5,645,394	—	5,645,394
Macau	—	929,601	—	929,601
Mexico	—	3,444,786	—	3,444,786
Morocco	—	315,881	—	315,881
Netherlands	—	2,473,066	—	2,473,066
Panama	—	217,465	—	217,465
Peru	—	316,795	—	316,795
Philippines	—	196,500	—	196,500
Portugal	—	238,885	—	238,885
Singapore	—	204,900	—	204,900
Slovenia	—	121,398	—	121,398
South Africa	—	541,618	—	541,618
South Korea	—	399,660	—	399,660
Spain	—	1,980,258	—	1,980,258
Sweden	—	2,518,165	—	2,518,165
Switzerland	—	316,168	—	316,168
Thailand	—	444,903	—	444,903
Turkey	—	203,625	—	203,625
Ukraine	—	592,902	—	592,902
United Arab Emirates	—	351,669	—	351,669
United Kingdom	—	14,843,590	1,420,266	16,263,856
United States	—	57,342,148	38,562,472	95,904,620
Uzbekistan	—	204,502	—	204,502
Vietnam	—	165,228	—	165,228
Zambia	—	211,930	—	211,930
Fixed Rate Loan Interests	—	—	9,989,415	9,989,415
Floating Rate Loan Interests	—	67,914,518	63,195,151	131,109,669
Foreign Agency Obligations	—	26,614,782	—	26,614,782
Investment Companies	41,543,581	—	—	41,543,581
Municipal Bonds	—	3,656,909	—	3,656,909
Non-Agency Mortgage-Backed Securities	—	50,957,483	12,496,060	63,453,543
Preferred Securities
Capital Trusts	—	3,931,013	—	3,931,013
Preferred Stocks	—	—	72,486,316	72,486,316
U.S. Government Sponsored Agency Securities	—	170,312,186	—	170,312,186
Warrants
Brazil	925	—	—	925
Israel	—	—	219	219
United Kingdom	—	—	104,146	104,146
United States	35,466	10,905	5,563,781	5,610,152
Short-Term Securities
Money Market Funds	51,859,729	—	—	51,859,729
U.S. Treasury Obligations	—	3,440,333	—	3,440,333
Options Purchased
Credit Contracts	—	4,809	—	4,809
Equity Contracts	4,910,835	—	—	4,910,835
Foreign Currency Exchange Contracts	—	88,155	—	88,155

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Interest Rate Contracts	$ —	$ 1,389,476	$ —	$ 1,389,476
Unfunded Floating Rate Loan Interests(a)	—	8,882	—	8,882
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(9,792)	(9,792)
	$ 786,023,272	$ 736,233,234	$ 251,152,901	1,773,409,407
Investments Valued at NAV(b)				4,197,279
				$ 1,777,606,686
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 823,062	$ —	$ 823,062
Equity Contracts	23,925	919,978	—	943,903
Foreign Currency Exchange Contracts	—	1,245,451	—	1,245,451
Interest Rate Contracts	3,392,974	23,357,578	—	26,750,552
Other Contracts	—	53,539	—	53,539
Liabilities
Credit Contracts	—	(307,190)	—	(307,190)
Equity Contracts	(8,218,009)	(612,786)	—	(8,830,795)
Foreign Currency Exchange Contracts	—	(9,847,000)	—	(9,847,000)
Interest Rate Contracts	(7,634,917)	(7,961,113)	—	(15,596,030)
	$ (12,436,027)	$ 7,671,519	$ —	$ (4,764,508)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 6,740,774	$ 23,231,324	$ 64,054,942	$ 11,953,466	$ 66,548,642	$ 12,039,211	$ 77,045,014
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(307,659)	(5,204,913)	—	—
Accrued discounts/premiums	—	—	121,859	4,683	79,735	104,010	—
Net realized gain (loss)	—	(18)	(1,658,160)	12,903	(6,906)	32,439	(4,315,948)
Net change in unrealized appreciation (depreciation)(a)(b)	(361,204)	(1,909,318)	(877,850)	51,095	1,939,304	118,056	5,092,532
Purchases	—	2,192,708	15,966,647	—	2,366,376	680,765	5,395,486
Sales	—	—	(20,174,099)	(1,725,073)	(2,527,087)	(478,421)	(10,730,768)
Closing balance, as of June 30, 2025	$ 6,379,570	$ 23,514,696	$ 57,433,339	$ 9,989,415	$ 63,195,151	$ 12,496,060	$ 72,486,316
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ (361,204)	$ (1,909,318)	$ (372,926)	$ 46,780	$ 1,954,875	$ 150,495	$ 1,123,184

	Unfunded Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2024	$ (6,120)	$ 3,925,251	$ 265,532,504
Transfers into Level 3	—	959,200	959,200
Transfers out of Level 3	—	—	(5,512,572)
Accrued discounts/premiums	—	—	310,287
Net realized gain (loss)	—	—	(5,935,690)
Net change in unrealized appreciation (depreciation)(a)(b)	(3,672)	783,695	4,832,638
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Capital Allocation Term Trust (BCAT)

	Unfunded Rate Loan Interests	Warrants	Total
Purchases	$ —	$ —	$ 26,601,982
Sales	—	—	(35,635,448)
Closing balance, as of June 30, 2025	$ (9,792)	$ 5,668,146	$ 251,152,901
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ (3,672)	$ 813,095	$ 1,441,309

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $13,558,041.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$23,497,924	Market	Revenue Multiple	2.61x - 8.50x	3.20x
			Volatility	56% - 80%	75%
			Time to Exit	0.3 - 5.7 years	5.3 years
			EBITDA	15.75x - 24.87x	22.97x
			Gross Profit Multiple	8.25x	—
			Discount for lack of marketability	10%	—
		Income	Discount Rate	10%	—

Asset Backed Securities	4,576,850	Income	Discount Rate	7%	—

Non-Agency Mortgage-Backed Securities	3,366,916	Income	Discount Rate	8%	—

Corporate Bonds	57,433,339	Income	Discount Rate	7% - 30%	13%
		Market	Revenue Mulltiple	3.75x	—
			Volatility	60% -60%	60%
			Time to Exit	1.0 years	—

Floating Rate Loan Interests	62,445,836	Income	Discount Rate	6% - 15%	10%

Fixed Rate Loan Interests	9,117,058	Income	Discount Rate	7% - 8%	7%

Preferred Stocks(b)	71,488,903	Market	Revenue Multiple	1.20x - 18.00x	7.51x
			Volatility	37% - 90%	66%
			Time to Exit	1.0 - 5.0 years	2.9 years
			Direct Profit Multiple	4.50x	—
			EBITDA Multiple	8.50x	—
			EBITDAR Multiple	11.25x	—
			Market Adjustment Multiple	1.10x	—
		Income	Discount Rate	4% - 17%	11%

Warrants	5,668,034	Market	Revenue Multiple	3.75x -10.00x	8.59x
			Volatility	33% - 80%	60%
			Time to Exit	0.3 - 5.7 years	3.3 years
			Discount for lack of marketability	10%	—
		Income	Discount Rate	15% - 19%	15%
	$237,594,860

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Trust valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $71,581 as of June 30, 2025.

See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.5%
Apidos CLO XXXVI, Series 2021-36A, Class B, (3- mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34	USD	250	$ 250,510
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 7.77%, 07/15/31		250	245,101
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.77%, 10/15/34		250	249,032
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.27%, 10/15/34		250	242,166
CIFC Funding Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.07%, 07/16/30		500	506,461
Elmwood CLO I Ltd., Series 19-1A, Class 1RR, (3- mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37		250	250,884
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 10/17/37		1,000	468,960
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.09%, 07/20/34		250	250,207
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34		500	501,250
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.18%, 01/22/35		250	249,159
Myers Park CLO Ltd., Series 2018-1A, Class E, (3- mo. CME Term SOFR + 5.76%), 10.03%, 10/20/30		250	250,003
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37		250	249,736
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.57%, 07/15/34		1,500	1,500,968
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31		187	187,322
Palmer Square CLO Ltd., Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.63%, 11/15/36		500	503,217
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 12.03%, 10/15/29		500	500,044
Rad CLO Ltd., Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 10.73%, 01/20/34		250	251,911
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.07%, 01/20/38		250	251,251
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/37		500	501,882
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 11.11%, 07/15/35		250	250,473
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	1,388
Trimaran CAVU Ltd., Series 2021-2A, Class D1, (3- mo. CME Term SOFR + 3.51%), 7.79%, 10/25/34		550	555,958
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.19%, 10/17/32		250	250,712
			8,468,595
Security		Par (000)	Value
Ireland — 0.6%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 5.89%, 02/15/37(a)(c)	EUR	270	$ 323,527
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.34%, 11/15/37(a)(c)		300	352,827
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.59%, 04/25/39(a)(c)		350	414,784
Arcano Euro CLO II DAC, Series 2X, Class D, 07/25/39(d)		160	188,472
Arini European CLO, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 01/15/39(a)(c)		230	269,911
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 6.27%, 01/15/38(a)(c)		430	511,313
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(a)(c)		160	187,264
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(a)(c)		170	200,999
Avoca Static CLO I DAC, Series 1X, Class DR, (3- mo. EURIBOR + 2.90%), 5.18%, 01/15/35(a)(c)		150	175,868
Capital Four CLO VIII DAC, Series 8X, Class D, (3- mo. EURIBOR + 3.25%), 5.41%, 10/25/37(a)(c)		350	414,364
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.41%, 10/15/37(a)(c)		230	270,714
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.63%, 01/23/38(a)(c)		290	341,664
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.30%, 11/20/38(a)(c)		220	259,687
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.94%, 08/15/33(a)(c)		700	821,369
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.84%, 02/15/38(a)(c)		300	352,447
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 5.76%, 07/25/37(a)(c)		230	273,550
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(a)(c)		330	387,118
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38(a)(c)		220	261,824
Jubilee CLO DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.48%, 01/15/39(a)(c)		370	438,730
Palmer Square European Loan Funding DAC(a)(c)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.29%, 05/15/34		270	318,340
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.19%, 05/15/34		220	258,759
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.39%, 08/15/38(a)(c)		253	298,561
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.48%, 10/15/38(a)(c)		238	279,814
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/27(a)(c)		290	340,375
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 04/20/37(a)(c)		470	555,673
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.20%, 04/16/39(a)(c)		350	413,230
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38(a)(c)	EUR	380	$ 450,867
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 6.23%, 01/15/38(a)(c)		320	382,046
			9,744,097
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	302	434,546
United States(b) — 2.2%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39	USD	3,000	2,977,615
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,400	2,311,240
Series 2021-3, Class F, 4.24%, 01/17/41		3,606	3,264,374
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	432,134
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,026	843,912
Series 2019-1A, Class D, 7.14%, 03/20/43		1,605	1,161,599
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		278	245,031
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,889,099
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,555	2,482,644
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,876,664
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,293,820
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,863,421
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,860,184
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,675,244
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31		800	775,404
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)		3,500	3,281,198
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,343,266
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	864,035
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,195,946
			35,636,830
Total Asset-Backed Securities — 3.3% (Cost: $56,964,942)			54,284,068

	Shares
Common Stocks
Canada — 0.8%
Cameco Corp.	174,571	12,958,405
Enbridge, Inc.	22,000	997,614
		13,956,019
China — 1.0%
Alibaba Group Holding Ltd., ADR	1,683	190,869
BYD Co. Ltd., Class H	796,500	12,401,521
Security	Shares	Value
China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	128,000	$ 4,516,869
Tencent Holdings Ltd.	3,110	200,395
		17,309,654
Denmark — 0.9%
DSV A/S	37,423	8,976,065
Novo Nordisk A/S, Class B	75,244	5,213,958
		14,190,023
France — 3.4%
Accor SA	86,579	4,537,473
Arkema SA	23,984	1,771,064
Cie de Saint-Gobain SA	166,953	19,612,842
EssilorLuxottica SA	43,429	11,925,287
Hermes International SCA	5,393	14,619,697
LVMH Moet Hennessy Louis Vuitton SE	492	257,503
TotalEnergies SE, ADR	44,000	2,701,160
		55,425,026
Germany — 0.7%
SAP SE	35,033	10,712,377
Israel — 0.0%
Deep Instinct Ltd.(e)(f)	52,359	3,142
Italy — 1.8%
Intesa Sanpaolo SpA	2,590,554	14,922,658
Prysmian SpA	6,780	480,018
UniCredit SpA	216,385	14,515,833
		29,918,509
Netherlands — 1.4%
ASML Holding NV	29,145	23,354,966
Norway — 0.0%
Equinor ASA, ADR(g)	24,000	603,360
Spain — 0.5%
CaixaBank SA	86,464	749,195
Cellnex Telecom SA(b)	181,267	7,058,221
		7,807,416
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944)(e)(f)(h)	2,492	—
Switzerland — 0.1%
Galderma Group AG	9,351	1,359,221
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,996	28,536,834
United Kingdom — 3.1%
AstraZeneca PLC	4,000	556,676
Compass Group PLC	340,733	11,541,298
National Grid PLC	1,221,398	17,928,484
RELX PLC	395,532	21,436,912
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(e)(f)(h)	566	155,588
		51,618,958
United States — 49.2%
Air Products and Chemicals, Inc.	13,066	3,685,396
Alphabet, Inc., Class C	141,626	25,123,036
Amazon.com, Inc.(f)	96,059	21,074,384

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Apollo Global Management, Inc.	36,292	$ 5,148,746
Apple, Inc.	126,341	25,921,383
Bank of America Corp.	288,399	13,647,041
Boston Scientific Corp.(f)	284,547	30,563,193
Broadcom, Inc.	71,734	19,773,477
Cadence Design Systems, Inc.(f)	28,886	8,901,221
Capital One Financial Corp.	81,188	17,273,559
Carrier Global Corp.	3,423	250,529
Cheniere Energy, Inc.	1,540	375,021
Cisco Systems, Inc.	151,886	10,537,851
Citigroup, Inc.	156,598	13,329,622
Confluent, Inc., Class A(f)	231,131	5,762,096
Coreweave, Inc., (Acquired 10/03/24, Cost: $843,048)(f)(h)	17,940	2,925,296
Costco Wholesale Corp.	21,034	20,822,398
CRH PLC	141,168	12,959,222
CyberArk Software Ltd.(f)	24,376	9,918,107
D.R. Horton, Inc.	21,572	2,781,062
Delta Air Lines, Inc.	98,840	4,860,951
DF Residential III LP(e)(f)	1,695,815	1,695,815
Eaton Corp. PLC	16,487	5,885,694
Eli Lilly & Co.	34,742	27,082,431
Freeport-McMoRan, Inc.	9,128	395,699
Freewire Equity(e)(f)	63	—
Hilton Worldwide Holdings, Inc.	10,377	2,763,810
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(h)	2,660,000	2,074,800
Home Depot, Inc.	42,919	15,735,822
Intuit, Inc.	24,578	19,358,370
Intuitive Surgical, Inc.(f)	40,403	21,955,394
JPMorgan Chase & Co.	53,861	15,614,843
Lam Research Corp.	4,349	423,332
Linde PLC	17,099	8,022,509
Lionsgate Studios Corp.(f)	66,792	388,062
Live Nation Entertainment, Inc.(f)	37,193	5,626,557
Lumen Technologies, Inc.(f)	37,436	163,970
Marsh & McLennan Cos., Inc.	133,977	29,292,731
Mastercard, Inc., Class A	48,115	27,037,743
McKesson Corp.	24,185	17,722,284
Medtronic PLC	102,512	8,935,971
Merck & Co., Inc.	32,927	2,606,501
Meta Platforms, Inc., Class A	25,950	19,153,435
Micron Technology, Inc.	92,092	11,350,339
Microsoft Corp.(i)	118,087	58,738,506
MNTN, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(f)(h)	53,954	1,179,974
Netflix, Inc.(f)	7,789	10,430,484
NextEra Energy, Inc.	280,173	19,449,610
NRG Energy, Inc.	5,008	804,185
NVIDIA Corp.	344,349	54,403,699
Oracle Corp.	76,558	16,737,876
Palo Alto Networks, Inc.(f)	7,969	1,630,776
Progressive Corp.	59,822	15,964,099
Salesforce, Inc.	67,027	18,277,593
Sanofi SA	59,429	5,753,545
Schneider Electric SE	63,427	17,029,194
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $1,168,975)(f)(h)	115,000	661,223
ServiceTitan, Inc., Class A(f)	11,526	1,235,357
Sonder Holdings, Inc., Class A(f)	15,727	42,463
Source Global PBC(e)(f)	4,242	339
Starz Entertainment Corp.(f)	1,506	24,201
Security	Shares	Value
United States (continued)
Stryker Corp.	29,784	$ 11,783,444
Tesla, Inc.(f)	18,239	5,793,801
TJX Cos., Inc.	40,517	5,003,444
Toll Brothers, Inc.	3,209	366,243
Trane Technologies PLC	39,544	17,296,941
TransDigm Group, Inc.	3,207	4,876,692
Uber Technologies, Inc.(f)	12,375	1,154,587
Union Pacific Corp.	68,653	15,795,682
United Airlines Holdings, Inc.(f)	32,715	2,605,095
Vertiv Holdings Co., Class A	7,240	929,688
Walmart, Inc.	192,041	18,777,769
Walt Disney Co.	72,696	9,015,031
Wells Fargo & Co.	1,100	88,132
		814,769,376
Total Common Stocks — 64.6% (Cost: $743,517,646)		1,069,564,881

		Par (000)
Corporate Bonds
Australia — 0.5%
FMG Resources August 2006 Pty. Ltd.(b)
5.88%, 04/15/30	USD	100	101,251
6.13%, 04/15/32		100	101,718
Mineral Resources Ltd.(b)
8.00%, 11/01/27		200	200,932
9.25%, 10/01/28		114	116,669
8.50%, 05/01/30		100	99,505
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	1,682	1,108,448
12.50%, 07/31/26		2,524	1,702,700
12.50%, 07/31/27		4,206	2,903,267
10.50%, 07/31/28		3,541	2,362,671
			8,697,161
Belgium — 0.2%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	100	137,061
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	USD	2,189	2,791,788
Ontex Group NV, 5.25%, 04/15/30(c)	EUR	100	120,294
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	600	593,576
			3,642,719
Canada — 0.2%
Air Canada, 3.88%, 08/15/26(b)		82	81,172
Bombardier, Inc.(b)
7.25%, 07/01/31		118	123,865
7.00%, 06/01/32		96	99,973
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		280	249,926
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		210	204,552
4.38%, 01/15/28		200	196,130
4.00%, 10/15/30		303	282,356
Garda World Security Corp.(b)
6.00%, 06/01/29		100	97,605
8.25%, 08/01/32		179	183,690
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Canada (continued)
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)	USD	227	$ 237,339
Mattamy Group Corp., 5.25%, 12/15/27(b)		68	67,673
Methanex Corp., 5.25%, 12/15/29		167	164,976
NOVA Chemicals Corp.(b)
5.25%, 06/01/27		100	99,477
4.25%, 05/15/29		100	96,171
9.00%, 02/15/30		259	279,709
Open Text Corp., 3.88%, 12/01/29(b)		5	4,710
Open Text Holdings, Inc., 4.13%, 12/01/31(b)		200	184,142
Parkland Corp., 6.63%, 08/15/32(b)		100	102,208
RB Global Holdings, Inc., 7.75%, 03/15/31(b)		183	192,381
Rogers Communications, Inc.(a)
(5-year CMT + 2.62%), 7.13%, 04/15/55		100	101,360
(5-year CMT + 2.65%), 7.00%, 04/15/55		150	153,354
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		114	118,681
			3,321,450
Czech Republic — 0.0%
Czechoslovak Group A/S, 01/10/31(c)(d)	EUR	225	269,097
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.30%, 02/24/31(a)		148	173,219
Finland(c) — 0.0%
Citycon Treasury BV
5.00%, 03/11/30		100	120,625
5.38%, 07/08/31		100	121,079
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		162	191,637
			433,341
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29(c)		299	366,161
Atos SE(c)(j)
5.20%, 12/18/30		305	305,434
1.04%, 12/18/32		250	124,938
9.36%, 12/18/29		283	371,031
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(c)		337	389,030
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	100	136,333
1.88%, 12/14/27		100	129,054
ELO SACA(c)
2.88%, 01/29/26	EUR	100	116,175
4.88%, 12/08/28		100	106,618
Eutelsat SA, 1.50%, 10/13/28(c)		200	214,221
Forvia SE, 5.50%, 06/15/31(c)		360	418,328
Goldstory SAS, 6.75%, 02/01/30(c)		780	954,192
Iliad Holding SASU, 7.00%, 04/15/32(b)	USD	400	409,832
IPD 3 BV, 5.50%, 06/15/31(c)	EUR	182	217,335
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(c)		312	369,191
Loxam SAS, 6.38%, 05/31/29(c)		662	812,351
Lune Holdings SARL, 5.63%, 11/15/28(c)		315	149,141
Paprec Holding SA, 7.25%, 11/17/29(c)		352	434,580
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	237,682
Security		Par (000)	Value
France (continued)
RCI Banque SA(a)(c) (continued)
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34	EUR	600	$ 743,352
Tereos Finance Groupe I SA, 5.75%, 04/30/31(c)		103	120,540
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	133,505
Worldline SA, 5.50%, 06/10/30(c)	EUR	300	306,799
			7,565,823
Germany — 0.7%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		177	205,415
Alstria Office AG, 5.50%, 03/20/31(c)		100	119,939
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.40%, 04/15/31(a)(c)		315	373,837
Aroundtown Finance SARL(a)(k)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		274	339,226
(5-year UK Government Bond + 4.49%), 8.63%	GBP	420	581,961
Commerzbank AG(a)(c)(k)
(5-year EUR Swap + 4.39%), 4.25%	EUR	200	229,761
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	261,626
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(j)		450	498,189
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 4.75%), 4.63%(a)(c)(k)		800	905,844
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(c)		500	584,587
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		121	146,097
Fressnapf Holding SE, 5.25%, 10/31/31(c)		138	164,206
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(c)(l)		250	310,746
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.88%, 04/01/31(a)(e)(l)		3,413	3,698,447
Mahle GmbH, 6.50%, 05/02/31(c)		499	596,643
Mercer International, Inc.
12.88%, 10/01/28(b)	USD	89	90,270
5.13%, 02/01/29		184	150,089
PCF GmbH(c)
4.75%, 04/15/29	EUR	201	195,273
(3-mo. EURIBOR + 4.75%), 7.03%, 04/15/29(a)		231	227,414
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(c)		242	286,418
Schaeffler AG(c)
4.25%, 04/01/28		100	118,530
5.38%, 04/01/31		100	120,311
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(l)		414	334,286
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	522	521,634
TUI Cruises GmbH, 5.00%, 05/15/30(c)	EUR	108	127,941
Vonovia SE, Series B, 0.88%, 05/20/32(c)		200	247,086
ZF Europe Finance BV, 7.00%, 06/12/30(c)		100	118,049
ZF North America Capital, Inc.(b)
6.75%, 04/23/30	USD	160	153,650
6.88%, 04/23/32		150	138,636
			11,846,111

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Greece(a)(c) — 0.1%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	325	$ 375,800
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		246	309,022
			684,822
Ireland — 0.1%
AIB Group PLC, (5-year EURIBOR ICE Swap + 3.71%), 6.00%(a)(c)(k)		300	351,176
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(c)(k)		293	347,083
GGAM Finance Ltd., 8.00%, 02/15/27(b)	USD	2	2,062
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP	867	1,214,846
			1,915,167
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV, 4.13%, 06/01/31	EUR	261	307,445
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28	USD	400	414,500
8.13%, 09/15/31		200	225,062
			947,007
Italy — 0.4%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(k)	EUR	200	243,879
Bubbles Bidco SpA(c)
6.50%, 09/30/31		241	287,762
(3-mo. EURIBOR + 4.25%), 6.23%, 09/30/31(a)		235	277,681
Dolcetto Holdco SpA(c)(d)
07/14/32		166	197,009
07/14/32(a)		100	117,967
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(a)(c)		305	361,071
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		456	567,440
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(c)(k)		225	266,383
Fiber Bidco SpA, 6.13%, 06/15/31(c)		410	461,937
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(l)		197	211,517
Fibercop SpA
4.75%, 06/30/30(c)		100	118,549
5.13%, 06/30/32(c)		100	117,960
Series 2033, 6.38%, 11/15/33(b)	USD	200	194,218
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	263	312,444
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(a)(c)		411	486,655
Intesa Sanpaolo SpA, (5-year EUR Swap + 5.85%), 5.50%(a)(c)(k)		250	300,746
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		100	118,803
Nexi SpA, 0.00%, 02/24/28(c)(m)		200	213,494
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		137	173,789
(3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(a)		125	148,010
Rossini SARL(c)
6.75%, 12/31/29		149	185,279
(3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(a)		90	106,977
Security		Par (000)	Value
Italy (continued)
TeamSystem SpA(c)
07/01/31(d)	EUR	100	$ 117,713
07/01/32(a)(d)		125	147,108
(3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31(a)		222	261,907
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)		100	123,611
			6,119,909
Japan — 0.2%
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)	USD	2,040	1,948,548
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		200	183,484
Rakuten Group, Inc., 9.75%, 04/15/29(b)		200	219,076
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	282	337,417
3.38%, 07/06/29		100	111,125
5.75%, 07/08/32		386	454,123
			3,253,773
Jersey — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	396	506,440
Luxembourg — 0.3%
Adler Financing SARL(l)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	105	130,178
Series 1L, (8.25% PIK), 8.25%, 12/31/28		822	1,014,555
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)		186	224,117
Cidron Aida Finco SARL(c)
7.00%, 10/27/31		107	128,658
9.13%, 10/27/31	GBP	110	154,070
INEOS Finance PLC(c)
6.38%, 04/15/29	EUR	393	469,213
5.63%, 08/15/30		103	117,903
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	163	166,210
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		800	771,875
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	416	459,465
Luna 2 5SARL, 07/01/32(c)(d)		100	120,024
Maxam Prill SARL, 07/15/30(c)(d)		326	381,708
SES SA(c)
4.13%, 06/24/30		100	118,804
4.88%, 06/24/33		100	118,937
Summer BC Holdco B SARL(c)
5.88%, 02/15/30		101	117,946
(3-mo. EURIBOR + 4.25%), 6.39%, 02/15/30(a)		131	152,767
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(l)		538	622,653
			5,269,083
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(c)		335	409,350
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	100	130,293
ING Groep NV, 3.00%, 02/18/26(c)		100	135,931
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)	EUR	100	117,361
Q-Park Holding I BV, 5.13%, 02/15/30(c)		463	563,253
Sigma Holdco BV, 5.75%, 05/15/26(c)		102	120,076
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	980	926,835
Trivium Packaging Finance BV
6.63%, 07/15/30(c)	EUR	100	121,744
12.25%, 01/15/31(b)	USD	204	218,674
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
VZ Secured Financing BV, 5.00%, 01/15/32(b)	USD	200	$ 177,922
Ziggo Bond Co. BV, 6.13%, 11/15/32(c)	EUR	104	115,080
Ziggo BV, 4.88%, 01/15/30(b)	USD	200	186,805
			3,223,324
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(c)	EUR	200	238,885
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(c)		104	123,778
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)		152	175,882
Spain — 0.2%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(c)		194	230,328
Banco Bilbao Vizcaya Argentaria SA(a)(k)
(5-year CMT + 3.25%), 7.75%	USD	400	405,483
(5-year EUR Swap + 4.27%), 6.88%(c)	EUR	400	498,862
(5-year EURIBOR ICE Swap + 5.54%), 8.38%(c)		200	260,622
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(c)	GBP	300	410,006
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(c)(k)	EUR	400	505,341
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(c)(k)		200	240,302
Grifols SA, 7.13%, 05/01/30(c)		230	281,119
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(c)		100	122,513
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)		190	226,892
Telefonica Emisiones SA, 5.38%, 02/02/26(c)	GBP	133	183,177
			3,364,645
Sweden(c) — 0.1%
Intrum AB(f)(n)
3.00%, 09/15/27	EUR	270	268,861
9.25%, 03/15/28		148	155,160
Preem Holdings AB, 12.00%, 06/30/27		138	168,810
Stena International SA, 7.25%, 01/15/31	USD	727	729,252
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)	GBP	100	131,380
Verisure Holding AB, 9.25%, 10/15/27	EUR	515	632,416
			2,085,879
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF	270	334,766
United Kingdom — 1.0%
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	586	722,239
Ardonagh Finco Ltd.
6.88%, 02/15/31(c)		1,052	1,273,336
7.75%, 02/15/31(b)	USD	400	418,188
Barclays PLC, 3.00%, 05/08/26(c)	GBP	100	135,538
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(c)		606	803,702
Bellis Acquisition Co. PLC, 07/01/31(c)(d)	EUR	172	203,053
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP	510	699,649
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(c)(l)		123	167,007
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(c)	EUR	202	244,739
Security		Par (000)	Value
United Kingdom (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (continued)
6.38%, 02/15/32(b)	USD	150	$ 150,245
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	141,110
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	400	402,051
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	337	458,512
Edge Finco PLC, 8.13%, 08/15/31(c)		503	719,151
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)		245	333,773
Global Auto Holdings Ltd./AAG FH UK Ltd.(b)
8.38%, 01/15/29	USD	200	184,827
8.75%, 01/15/32		200	170,500
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	224	247,085
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	756	1,031,485
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 02/15/31(b)	USD	200	207,103
HSBC Holdings PLC, (1-day SONIA GBP 1.31%), 1.75%, 07/24/27(a)	GBP	100	133,153
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/30(c)	EUR	178	193,325
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	135,168
Market Bidco Finco PLC, 4.75%, 11/04/27(c)	EUR	673	788,676
Mobico Group PLC(c)
4.88%, 09/26/31		196	186,925
(5-year UK Government Bond + 4.14%), 4.25%(a)(k)	GBP	165	136,232
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	204	225,343
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(c)(k)	GBP	200	270,534
NatWest Group PLC, (1-year GBP Swap + 1.49%), 2.88%, 09/19/26(a)(c)		100	136,624
Ocado Group PLC, Series ., 11.00%, 06/15/30(c)		146	194,923
OEG Finance PLC, 09/27/29(d)	EUR	114	137,644
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)	GBP	181	262,611
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	136,553
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		407	579,169
(3-mo. EURIBOR + 6.63%), 8.77%, 07/31/29(a)	EUR	125	149,452
Virgin Media Secured Finance PLC, 4.25%, 01/15/30(c)	GBP	292	366,254
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)		165	202,706
4.75%, 07/15/31(b)	USD	400	370,011
5.63%, 04/15/32(c)	EUR	683	824,453
7.75%, 04/15/32(b)	USD	400	415,659
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)		60	54,835
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	733	917,403
			15,530,946
United States — 8.4%
Acadia Healthcare Co., Inc.(b)
5.00%, 04/15/29	USD	132	128,048
7.38%, 03/15/33		102	105,084
Acrisure LLC/Acrisure Finance, Inc.(b)
4.25%, 02/15/29		100	95,972
6.75%, 07/01/32		100	101,417
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)		220	224,972
AG Issuer LLC, 6.25%, 03/01/28(b)		100	100,017

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
6.50%, 02/15/28	USD	100	$ 102,383
6.25%, 03/15/33		115	118,545
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)		205	215,145
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
6.75%, 04/15/28		436	443,240
6.50%, 10/01/31		79	80,469
7.38%, 10/01/32		100	103,081
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		395	412,653
Allison Transmission, Inc., 5.88%, 06/01/29(b)		116	117,182
Alpha Generation LLC, 6.75%, 10/15/32(b)		152	156,688
AMC Networks, Inc., 10.25%, 01/15/29(b)		200	207,343
American Airlines, Inc.(b)
7.25%, 02/15/28		154	157,272
8.50%, 05/15/29		200	209,707
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		130	129,886
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		299	273,623
American Tower Corp., 2.95%, 01/15/51		2,500	1,582,907
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	100	139,057
2.77%, 09/01/53	USD	2,025	1,200,877
AmWINS Group, Inc.(b)
6.38%, 02/15/29		127	129,443
4.88%, 06/30/29		100	97,181
Aramark Services, Inc., 5.00%, 02/01/28(b)		100	99,598
Arches Buyer, Inc., 4.25%, 06/01/28(b)		236	225,885
Arcosa, Inc., 4.38%, 04/15/29(b)		109	105,440
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	327	368,715
Aretec Group, Inc., 10.00%, 08/15/30(b)	USD	296	325,280
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)		135	151,326
Asbury Automotive Group, Inc.(b)
4.63%, 11/15/29		57	55,033
5.00%, 02/15/32		118	112,273
AT&T, Inc.
2.90%, 12/04/26	GBP	100	134,243
5.50%, 03/15/27(c)		50	69,720
6.05%, 08/15/56	USD	718	732,731
ATI, Inc., 7.25%, 08/15/30		224	234,730
Avantor Funding, Inc.(b)
4.63%, 07/15/28		120	117,835
3.88%, 11/01/29		131	124,031
Avient Corp.(b)
7.13%, 08/01/30		297	306,330
6.25%, 11/01/31		90	90,841
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.38%, 03/01/29		177	170,592
8.25%, 01/15/30		141	147,260
8.00%, 02/15/31		100	103,574
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		300	298,157
Ball Corp.
6.88%, 03/15/28		100	102,332
4.25%, 07/01/32	EUR	181	216,016
Bank of America Corp., (1-day SOFR + 1.37%), 1.92%, 10/24/31(a)	USD	119	103,778
Bausch & Lomb Corp.
8.38%, 10/01/28(b)		372	388,275
Security		Par (000)	Value
United States (continued)
Bausch & Lomb Corp. (continued)
(3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(a)(c)	EUR	100	$ 118,537
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 07/01/32(b)(d)	USD	133	136,056
Beach Acquisition Bidco LLC, 07/15/32(c)(d)	EUR	137	162,590
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	133	182,770
Block, Inc., 6.50%, 05/15/32	USD	72	74,284
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		400	424,606
Brink’s Co., 6.75%, 06/15/32(b)		110	114,554
Builders FirstSource, Inc.(b)
5.00%, 03/01/30		2	1,963
6.38%, 03/01/34		202	205,853
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)		400	420,984
Calpine Corp.(b)
5.13%, 03/15/28		163	162,817
4.63%, 02/01/29		100	98,763
5.00%, 02/01/31		100	98,924
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		159	146,631
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		589	587,105
4.75%, 03/01/30(b)		343	332,299
4.25%, 02/01/31(b)		100	93,417
7.38%, 03/01/31(b)		146	152,338
4.75%, 02/01/32(b)		100	94,853
4.50%, 05/01/32		44	40,975
4.50%, 06/01/33(b)		200	182,806
4.25%, 01/15/34(b)		100	89,019
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		230	190,186
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		100	81,266
Century Communities, Inc., 3.88%, 08/15/29(b)		200	185,317
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)		100	97,034
Chart Industries, Inc., 7.50%, 01/01/30(b)		145	151,804
Chemours Co.
5.38%, 05/15/27		100	99,106
4.63%, 11/15/29(b)		100	87,043
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		250	260,516
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		57	56,144
5.25%, 05/15/30		200	177,350
4.75%, 02/15/31		134	114,554
10.88%, 01/15/32		276	292,523
Cinemark USA, Inc.(b)
5.25%, 07/15/28		100	99,526
7.00%, 08/01/32		100	103,817
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	132,485
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(a)	USD	1,000	984,373
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)		241	247,375
4.75%, 06/15/31(c)	EUR	231	273,151
Clean Harbors, Inc., 4.88%, 07/15/27(b)	USD	70	69,657
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		57	56,352
9.00%, 09/15/28		100	104,782
7.88%, 04/01/30		100	103,224
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		111	109,284
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Cleveland-Cliffs, Inc.(b) (continued)
7.00%, 03/15/32	USD	100	$ 94,266
7.38%, 05/01/33		151	141,782
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		446	450,154
9.00%, 09/30/29		357	370,040
8.25%, 06/30/32		277	294,791
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/29(b)		221	224,201
CommScope LLC, 9.50%, 12/15/31(b)		120	125,666
Constellium SE, 5.38%, 08/15/32(c)	EUR	140	166,975
CoreWeave, Inc., 9.25%, 06/01/30(b)	USD	200	204,467
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(b)		118	108,480
Credit Acceptance Corp., 6.63%, 03/15/30(b)		133	134,641
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		78	77,562
CSC Holdings LLC(b)
5.38%, 02/01/28		1,294	1,184,730
7.50%, 04/01/28		1,264	938,255
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		190	204,029
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR	210	250,360
Darling Ingredients, Inc.(b)
5.25%, 04/15/27	USD	229	228,546
6.00%, 06/15/30		100	101,320
Dell International LLC/EMC Corp., 5.30%, 10/01/29		750	771,868
Dotdash Meredith, Inc., 7.63%, 06/15/32(b)		45	43,637
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,327,097
EchoStar Corp., 10.75%, 11/30/29		400	412,000
Eli Lilly & Co., 5.00%, 02/09/54		2,640	2,467,080
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		200	204,434
6.75%, 07/15/31		23	23,805
Encompass Health Corp.
4.50%, 02/01/28		10	9,910
4.63%, 04/01/31		132	127,740
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		229	242,410
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		200	189,163
Entegris, Inc., 5.95%, 06/15/30(b)		127	129,019
EquipmentShare.com, Inc.(b)
9.00%, 05/15/28		100	105,643
8.63%, 05/15/32		100	106,269
8.00%, 03/15/33		35	36,666
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 9.30%, 05/10/27(a)(e)(l)		1,111	1,033,735
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		183	186,800
Ford Motor Credit Co. LLC, 4.54%, 08/01/26		1,915	1,901,855
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(b)		165	170,847
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		403	446,874
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		100	103,868
9.13%, 05/15/31		2	2,062
8.38%, 04/01/32		133	134,433
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		200	199,916
6.75%, 05/01/29(b)		815	825,657
5.88%, 11/01/29		140	141,397
6.00%, 01/15/30(b)		163	165,102
8.75%, 05/15/30(b)		1,250	1,307,339
8.63%, 03/15/31(b)		350	371,878
Security		Par (000)	Value
United States (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28	USD	500	$ 520,217
Gen Digital, Inc., 6.75%, 09/30/27(b)		160	162,833
General Motors Financial Co., Inc., 5.55%, 07/15/29		2,575	2,630,447
Gilead Sciences, Inc.
3.65%, 03/01/26		1,729	1,720,359
5.50%, 11/15/54		1,198	1,173,560
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	50	73,428
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	300	287,237
GoTo Group, Inc., 5.50%, 05/01/28(b)		180	75,715
Graphic Packaging International LLC, 6.38%, 07/15/32(b)		4	4,084
Gray Media, Inc., 10.50%, 07/15/29(b)		200	214,855
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		92	88,804
GS Finance Corp., 8.75%, 02/14/30(a)		2,890	2,938,899
HCA, Inc.
5.88%, 02/01/29		1,515	1,572,360
5.95%, 09/15/54		1,301	1,264,386
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,052,968
Herc Holdings, Inc., 5.50%, 07/15/27(b)		236	236,021
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		100	94,022
6.13%, 04/01/32		292	299,047
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
5.00%, 06/01/29		150	144,277
4.88%, 07/01/31		189	174,155
6.63%, 01/15/32		184	186,857
Hologic, Inc., 3.25%, 02/15/29(b)		100	95,295
Howard Hughes Corp.(b)
5.38%, 08/01/28		141	139,948
4.13%, 02/01/29		100	95,229
HUB International Ltd.(b)
5.63%, 12/01/29		200	200,027
7.25%, 06/15/30		372	388,753
iHeartCommunications, Inc., 9.13%, 05/01/29(b)		100	82,125
Imola Merger Corp., 4.75%, 05/15/29(b)		100	96,549
IQVIA, Inc., 5.00%, 10/15/26(b)		400	399,590
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		111	106,434
Iron Mountain, Inc.(b)
4.88%, 09/15/27		100	99,431
7.00%, 02/15/29		200	207,040
5.25%, 07/15/30		100	98,632
5.63%, 07/15/32		107	106,150
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)		106	102,830
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)		400	398,559
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		233	226,681
JPMorgan Chase & Co., (1-day SOFR + 1.62%), 5.34%, 01/23/35(a)		547	559,925
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		176	182,275
Kohl’ s Corp., 5.13%, 05/01/31		102	73,222
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	100	126,857
Lamar Media Corp., 4.88%, 01/15/29	USD	126	124,553
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		100	99,382
4.13%, 01/31/30		15	14,304
4.38%, 01/31/32		100	93,650
LBM Acquisition LLC, 6.25%, 01/15/29(b)		409	354,807

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29	USD	200	$ 194,490
8.25%, 08/01/31		124	131,835
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(e)		1,945	1,792,086
Level 3 Financing, Inc., 10.75%, 12/15/30(b)		286	324,252
LGI Homes, Inc., 7.00%, 11/15/32(b)		163	155,135
LifePoint Health, Inc.(b)
9.88%, 08/15/30		144	155,766
8.38%, 02/15/32		6	6,393
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		1,171	1,017,681
Lithia Motors, Inc., 4.38%, 01/15/31(b)		130	123,614
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		155	153,315
Magnera Corp., 4.75%, 11/15/29(b)		100	88,369
Match Group Holdings II LLC(b)
4.63%, 06/01/28		100	97,582
4.13%, 08/01/30		63	58,917
3.63%, 10/01/31		2	1,789
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		537	545,802
9.25%, 04/15/27		573	568,982
McAfee Corp., 7.38%, 02/15/30(b)		300	283,315
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)		277	288,950
Medline Borrower LP(b)
3.88%, 04/01/29		250	239,810
5.25%, 10/01/29		400	396,882
Meta Platforms, Inc., 4.45%, 08/15/52		2,752	2,320,232
Microsoft Corp., 2.53%, 06/01/50		3,342	2,065,252
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		81	79,171
3.88%, 11/15/30		110	102,201
3.88%, 05/15/32		100	91,021
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	101,810
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,305,291
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)	EUR	204	246,189
Nationstar Mortgage Holdings, Inc.(b)
5.13%, 12/15/30	USD	100	101,208
7.13%, 02/01/32		170	176,578
NCL Corp. Ltd.(b)
8.13%, 01/15/29		15	15,813
6.75%, 02/01/32		308	314,662
NCL Finance Ltd., 6.13%, 03/15/28(b)		131	133,131
NCR Atleos Corp., 9.50%, 04/01/29(b)		425	465,529
NCR Voyix Corp., 5.00%, 10/01/28(b)		237	234,599
Newell Brands, Inc.
6.38%, 05/15/30		100	97,282
6.63%, 05/15/32		163	155,495
Nexstar Media, Inc., 5.63%, 07/15/27(b)		293	292,315
NextEra Energy Operating Partners LP(b)
4.50%, 09/15/27		100	97,480
7.25%, 01/15/29		100	102,513
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(b)		200	204,302
Northern States Power Co., 2.90%, 03/01/50		1,225	797,353
Novelis Corp.(b)
4.75%, 01/30/30		200	191,400
6.88%, 01/30/30		118	122,004
NRG Energy, Inc.(b)
3.38%, 02/15/29		112	105,611
Security		Par (000)	Value
United States (continued)
NRG Energy, Inc.(b) (continued)
5.25%, 06/15/29	USD	100	$ 99,453
6.00%, 02/01/33		200	201,993
6.25%, 11/01/34		2	2,038
Olympus Water U.S. Holding Corp.(b)
4.25%, 10/01/28		400	380,385
7.25%, 06/15/31		210	214,200
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31		400	347,142
7.88%, 05/15/34		200	180,610
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		112	111,440
4.25%, 01/15/29		200	191,335
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		200	204,962
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		304	315,780
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(b)
5.88%, 10/01/28		94	93,881
4.88%, 05/15/29		180	174,403
7.00%, 02/01/30		100	102,844
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		191	197,950
5.75%, 09/15/31		73	71,584
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)		500	485,871
Pike Corp., 5.50%, 09/01/28(b)		125	124,918
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,071	1,080,746
Post Holdings, Inc.(b)
4.63%, 04/15/30		369	354,695
4.50%, 09/15/31		178	165,221
Prestige Brands, Inc.(b)
5.13%, 01/15/28		118	117,075
3.75%, 04/01/31		100	92,149
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)		100	96,850
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)		2	1,939
Prologis LP, 2.25%, 01/15/32		119	103,156
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,633,701
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		103	105,917
6.75%, 03/01/33		226	233,193
QXO Building Products, Inc., 6.75%, 04/30/32(b)		113	116,413
Republic Services, Inc., 1.45%, 02/15/31		4,000	3,411,595
Resort Communities LoanCo. LP, 12.50%, 11/21/28(b)(e)		4,426	4,454,004
Reworld Holding Corp., 4.88%, 12/01/29(b)		218	207,393
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		102	101,498
4.50%, 02/15/29(b)		100	97,739
6.50%, 04/01/32(b)		23	23,654
RingCentral, Inc., 8.50%, 08/15/30(b)		1,115	1,193,037
Rocket Cos., Inc., 6.13%, 08/01/30(b)		108	110,055
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
3.63%, 03/01/29		2	1,901
4.00%, 10/15/33		102	91,256
RR Donnelley & Sons Co.(b)
9.50%, 08/01/29		100	100,000
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
RR Donnelley & Sons Co.(b) (continued)
10.88%, 08/01/29	USD	200	$ 193,203
Ryan Specialty LLC(b)
4.38%, 02/01/30		48	46,426
5.88%, 08/01/32		67	67,527
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		6	6,143
10.75%, 11/15/29		1,197	1,229,973
11.13%, 07/15/30		140	146,440
SBA Communications Corp., 3.88%, 02/15/27		493	485,408
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)		392	381,921
Scotts Miracle-Gro Co., 4.38%, 02/01/32		178	163,451
Seagate HDD Cayman
8.25%, 12/15/29		453	482,444
8.50%, 07/15/31		200	214,636
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		120	121,759
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		121	115,519
6.63%, 07/15/32		400	411,660
Service Corp. International
3.38%, 08/15/30		100	91,913
5.75%, 10/15/32		75	75,765
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(c)	EUR	139	169,369
Sirius XM Radio LLC(b)
5.00%, 08/01/27	USD	457	453,085
4.00%, 07/15/28		61	58,586
4.13%, 07/01/30		268	247,107
3.88%, 09/01/31		2	1,778
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		100	99,784
7.25%, 05/15/31		200	205,537
SLM Corp., 3.13%, 11/02/26		46	45,086
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		347	363,815
Snap, Inc., 6.88%, 03/01/33(b)		246	252,427
Somnigroup International, Inc., 3.88%, 10/15/31(b)		100	90,916
Sonder Holdings, Inc., (13.59% PIK), 7.00%, 12/10/27(e)(l)		6,304	5,405,768
Sonic Automotive, Inc., 4.63%, 11/15/29(b)		100	97,025
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		100	103,812
Stagwell Global LLC, 5.63%, 08/15/29(b)		200	191,305
Standard Industries, Inc.(b)
4.38%, 07/15/30		276	261,328
3.38%, 01/15/31		269	241,238
Star Parent, Inc., 9.00%, 10/01/30(b)		197	207,208
Starwood Property Trust, Inc., 3.63%, 07/15/26(b)		200	196,601
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,910,884
Stem, Inc., 0.50%, 12/01/28(b)(o)		275	66,688
Synchrony Financial, 7.25%, 02/02/33		38	39,761
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		221	223,984
TEGNA, Inc., 4.63%, 03/15/28		10	9,718
Teleflex, Inc., 4.25%, 06/01/28(b)		100	97,699
Tenet Healthcare Corp.
6.13%, 10/01/28		425	425,595
4.25%, 06/01/29		183	177,476
6.13%, 06/15/30		66	67,147
Tenneco, Inc., 8.00%, 11/17/28(b)		34	33,623
Security		Par (000)	Value
United States (continued)
Terex Corp.(b)
5.00%, 05/15/29	USD	57	$ 55,639
6.25%, 10/15/32		6	6,012
T-Mobile U.S., Inc.
3.75%, 04/15/27		2,750	2,721,284
3.38%, 04/15/29		2,180	2,097,481
5.25%, 06/15/55		1,310	1,196,363
TransDigm, Inc.
6.75%, 08/15/28(b)		200	204,228
6.38%, 03/01/29(b)		400	410,377
4.88%, 05/01/29		98	96,293
6.00%, 01/15/33(b)		102	102,554
6.38%, 05/31/33(b)		200	200,181
Travel & Leisure Co., 4.50%, 12/01/29(b)		100	96,646
Tronox, Inc., 4.63%, 03/15/29(b)		245	211,413
U.S. Foods, Inc.(b)
6.88%, 09/15/28		43	44,461
4.75%, 02/15/29		224	220,070
4.63%, 06/01/30		2	1,947
UKG, Inc., 6.88%, 02/01/31(b)		168	174,313
United Rentals North America, Inc., 6.13%, 03/15/34(b)		171	176,134
United Wholesale Mortgage LLC(b)
5.75%, 06/15/27		129	128,691
5.50%, 04/15/29		195	189,278
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		494	523,661
4.75%, 04/15/28		300	294,026
Univision Communications, Inc.(b)
6.63%, 06/01/27		115	114,686
8.00%, 08/15/28		187	189,764
7.38%, 06/30/30		100	98,274
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	100	123,975
3.88%, 02/08/29	USD	1,500	1,481,268
Viasat, Inc., 5.63%, 04/15/27(b)		148	147,420
Viking Cruises Ltd.(b)
5.88%, 09/15/27		144	144,081
9.13%, 07/15/31		351	378,027
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		253	252,689
7.75%, 10/15/31		258	274,214
6.88%, 04/15/32		100	104,548
Voyager Parent LLC, 9.25%, 07/01/32(b)		200	208,085
Wayfair LLC, 7.25%, 10/31/29(b)		200	200,090
WESCO Distribution, Inc.(b)
6.38%, 03/15/29		183	188,276
6.63%, 03/15/32		141	146,523
6.38%, 03/15/33		128	132,298
Westbay, 11.00%, 02/06/30(e)		9,276	9,288,059
Williams Scotsman, Inc., 6.63%, 06/15/29(b)		131	134,475
Wolfspeed, Inc., 1.75%, 05/01/26(o)		50	12,375
Xerox Corp., 10.25%, 10/15/30(b)		205	214,624
Xerox Holdings Corp.(b)
5.50%, 08/15/28		388	295,987
8.88%, 11/30/29		62	46,810
Xerox Issuer Corp., 13.50%, 04/15/31(b)		280	287,409
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/33(b)		100	107,178

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
XPO, Inc., 7.13%, 02/01/32(b)	USD	114	$ 119,480
Xylem, Inc., 2.25%, 01/30/31		3,000	2,659,070
Yum! Brands, Inc.
4.75%, 01/15/30(b)		100	99,058
5.38%, 04/01/32		100	100,074
			138,906,538
Total Corporate Bonds — 13.2% (Cost: $213,097,780)			218,629,765
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 7.06%, 11/01/28(e)		3,490	3,564,442
Total Fixed Rate Loan Interests — 0.2% (Cost: $3,457,943)			3,564,442
Floating Rate Loan Interests(a)
Belgium — 0.1%
United Petfood Finance BV, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.17%, 02/26/32	EUR	1,281	1,503,177
Finland — 0.1%
Mehilainen Yhtiot OYJ, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 08/05/31		1,825	2,149,738
France — 0.4%
Cegid Group SASU, 2025 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 01/31/30		1,000	1,175,677
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.73%, 02/27/30		588	693,002
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 10/31/29		1,000	1,172,179
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 12/31/28		1,000	1,155,134
Parts Europe SA, 1st Lien EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 02/03/31		1,000	1,177,738
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 08/13/31		900	1,053,233
			6,426,963
Germany — 0.6%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 08/22/31		1,132	1,321,581
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.45%), 5.64%, 04/28/28		1,200	1,410,876
AVIV Group GmbH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.10%, 04/23/32		1,147	1,350,732
Security		Par (000)	Value
Germany (continued)
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29	EUR	1,000	$ 1,179,423
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.05%, 02/21/30		1,439	1,694,771
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.98%, 01/12/31		667	779,410
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 12/10/31		660	777,533
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.85%, 04/30/30		1,000	1,172,461
			9,686,787
Ireland — 0.2%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 01/30/32		570	675,010
ION Trading Finance Ltd., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.75%, 04/01/28		1,000	1,168,068
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.64%, 05/17/27(e)		1,230	1,448,984
			3,292,062
Luxembourg — 0.5%
Allied Universal Holdco LLC, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.68%, 05/12/28		990	1,164,870
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.43%, 06/23/31		1,000	1,148,502
Matterhorn Telecom SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 4.53%, 01/30/32		1,000	1,173,168
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 7.33%, 05/16/29(e)		2,488	2,949,186
Tackle SARL
2025 EUR Add on Term Loan B3, 05/22/28(p)		594	697,366
2025 EUR Repriced Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.37%, 05/22/28		656	770,294
Traviata BV, 2025 EUR PIK Term Loan, (3-mo. EURIBOR at 0.00% Floor + %), 2.18%, 01/22/33(e)		1,000	1,157,337
			9,060,723
Netherlands — 0.4%
Flora Food Management BV, 2024 GBP Term Loan B11, (6-mo. SONIA at 0.00% Floor + 5.29%), 9.99%, 01/03/28	GBP	1,358	1,848,456
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 6.91%, 10/14/27	EUR	982	1,152,034
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
Peer Holding III BV, 2025 EUR Term Loan B6B, (3- mo. EURIBOR at 0.00% Floor + 2.75%), 4.73%, 07/01/31	EUR	1,400	$ 1,646,377
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.64%, 07/12/29		1,333	1,572,564
Stage Entertainment BV, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.12%, 06/02/29		1,000	1,180,306
			7,399,737
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 10.21%, 11/05/31	GBP	1,000	1,087,825
Norway — 0.0%
Sasa Polyester Sanayi A/S, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.51%, 06/14/29	EUR	407	479,087
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.32%, 02/27/30		1,303	1,530,383
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.29%, 10/30/31		741	873,226
HBX Group International PLC, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 02/13/32		1,011	1,184,800
PAX Holdco Spain SL, 2025 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 4.00%), 6.04%, 12/31/29		1,000	1,175,748
			4,764,157
Sweden — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31		65	77,097
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 04/03/31		833	982,990
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.08%, 03/29/30		1,009	1,183,525
			2,243,612
United Kingdom — 0.4%
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 10/16/31		1,325	1,557,939
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3- mo. SONIA + 4.75%), 9.96%, 04/29/29	GBP	1,000	1,364,070
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31	EUR	1,000	1,157,996
Security		Par (000)	Value
United Kingdom (continued)
Inspired Finco Holdings Ltd.
2025 EUR Term Loan B6, 02/28/31(p)	EUR	383	$ 449,197
2025 EUR Term Loan B6, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.18%, 02/28/31		144	169,411
2025 EUR Term Loan B6 (B) (1), (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.17%, 02/28/31		192	224,598
Masorange Finco PLC, 2025 EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 2.75%), 4.81%, 03/25/31		1,000	1,168,009
			6,091,220
United States — 1.7%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30	USD	3,107	2,913,241
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%), 12.30%, 12/09/29		— (q)	209
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.18%, 01/28/32	EUR	1,000	1,174,570
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.61%, 07/31/28(e)	USD	5,626	5,576,781
Coreweave Compute Acquisition Co., IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.25%, 05/16/29(e)		578	571,526
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.33%, 07/10/28		341	328,709
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 05/01/28		3,406	3,287,089
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.75%, 11/12/26(e)		6,068	6,037,613
GoTo Group, Inc., 2024 Second Out Term Loan, (1- mo. CME Term SOFR + 4.85%), 9.16%, 04/28/28		15	5,300
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.04%, 10/25/28		1,037	840,288
Nielsen Consumer, Inc., 2025 EUR Term Loan, (1- mo. EURIBOR at 0.00% Floor + 3.50%), 5.43%, 03/06/28	EUR	998	1,168,767
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/19/32	USD	603	601,725
Polaris Newco LLC, EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.68%, 06/02/28	EUR	995	1,115,227
Project Montage(e)
Revolver, (3-mo. CME Term SOFR + 6.00%, 8.40% PIK), 10.32%, 02/16/29(l)	USD	202	196,706

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Project Montage(e) (continued)
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.33%, 02/16/29	USD	1,257	$ 1,225,945
Redstone Holdco 2 LP, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.29%, 04/27/28		1,241	663,695
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.93%), 10.21%, 08/18/28		1,828	1,705,679
			27,413,070
Total Floating Rate Loan Interests — 4.9% (Cost: $77,882,020)			81,598,158
Foreign Agency Obligations
Canada — 0.1%
Canadian Government Bonds, 2.75%, 03/01/30	CAD	2,226	1,629,005
France — 0.0%
French Republic Government Bond OAT, 3.20%, 05/25/35(b)(c)	EUR	400	468,463
Ireland — 0.4%
Ireland Government Bonds, 2.60%, 10/18/34(c)		5,800	6,661,994
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 07/01/30(c)		2,578	3,076,311
Spain — 0.2%
Spain Government Bonds, 2.70%, 01/31/30		2,869	3,415,502
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 03/07/30(c)	GBP	2,534	3,540,204
Total Foreign Agency Obligations — 1.1% (Cost: $17,840,088)			18,791,479

	Shares
Investment Companies
United States — 1.8%
KraneShares CSI China Internet ETF	52,473	1,801,398
SPDR Gold Shares(f)(i)(r)	80,418	24,513,819
SPDR S&P Biotech ETF(g)	40,000	3,317,200
SPDR S&P Homebuilders ETF(g)	4,200	413,994
SPDR S&P Regional Banking ETF	5,704	338,760
Total Investment Companies — 1.8% (Cost: $28,955,117)		30,385,171

Security		Par (000)	Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	325	$ 336,643
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(n)		4,218	2,231,451
Total Municipal Bonds — 0.2% (Cost: $2,259,739)			2,568,094
Non-Agency Mortgage-Backed Securities
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. Term SOFR + 2.25%), 6.56%, 01/19/37(a)(b)		1,803	1,803,639
United States(a)(b) — 1.8%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,783,317
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,705,145
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,412,726
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28		1,923	1,774,871
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,718,883
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1 mo. Term SOFR + 3.05%), 7.36%, 11/15/36		1,440	1,424,006
Series 2021-DM, Class F, (1 mo. Term SOFR + 3.55%), 7.86%, 11/15/36		2,150	2,123,393
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41		2,000	1,688,831
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.13%, 04/15/38		2,114	2,115,321
Series 2021-NYAH, Class E, (1 mo. Term SOFR + 2.20%), 6.52%, 06/15/38		2,000	1,815,300
Series 2022-NLP, Class F, (1 mo. Term SOFR + 3.79%), 8.10%, 04/15/37		1,730	1,635,216
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	707,689
MFRA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,534,739
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1 mo. Term SOFR + 2.72%), 7.03%, 04/15/38		810	810,400
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	508,202
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,369	1,927,682
			29,685,721
Total Non-Agency Mortgage-Backed Securities — 1.9% (Cost: $34,350,247)			31,489,360
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 0.5%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55	USD	188	$ 192,702
France(k) — 0.1%
Air France-KLM, Series ., 5.75%(c)	EUR	200	233,962
Electricite de France SA(c)
5.13%		200	241,494
5.63%		200	244,096
7.38%	GBP	200	277,233
Societe Generale SA, 8.13%(b)	USD	289	294,892
			1,291,677
Germany(c)(k) — 0.1%
Commerzbank AG, 6.50%	EUR	400	496,506
Deutsche Bank AG, 7.13%		200	239,976
Volkswagen International Finance NV
5.49%		100	118,722
5.99%		100	118,918
			974,122
Italy(c)(k) — 0.0%
BPER Banca SpA, 6.50%		200	241,489
Prysmian SpA, Series ., 5.25%		275	332,450
			573,939
Japan — 0.0%
Rakuten Group, Inc., 8.13%(b)(k)	USD	200	195,665
Netherlands(k) — 0.0%
ING Groep NV
3.88%		200	185,816
7.25%(c)		300	304,875
NN Group NV, 5.75%(c)	EUR	200	233,425
			724,116
Spain — 0.0%
CaixaBank SA, 5.88%(c)(k)		200	244,162
Switzerland(b)(k) — 0.0%
UBS Group AG
6.85%	USD	500	502,195
7.00%		200	198,956
			701,151
United Kingdom — 0.2%
British Telecommunications PLC, 4.88%, 11/23/81(b)		380	347,931
Centrica PLC, 6.50%, 05/21/55(c)	GBP	505	700,986
HSBC Holdings PLC, 4.75%(c)(k)	EUR	308	361,061
Nationwide Building Society, 7.50%(c)(k)	GBP	440	609,583
NatWest Group PLC, 7.50%(k)		200	272,443
Vodafone Group PLC, 7.00%, 04/04/79	USD	200	208,669
			2,500,673
United States — 0.1%
CVS Health Corp.
6.75%, 12/10/54		113	113,246
7.00%, 03/10/55		100	103,141
Edison International, 8.13%, 06/15/53		172	166,134
Global Atlantic Fin Co., 7.95%, 10/15/54(b)		149	155,121
Security		Par (000)	Value
United States (continued)
Paramount Global, 6.38%, 03/30/62	USD	258	$ 253,494
PG&E Corp., 7.38%, 03/15/55		418	395,854
			1,186,990
			8,585,197

	Shares
Preferred Stocks — 1.9%(e)
Finland — 0.1%
Aiven, Series D(f)	35,053	1,775,434
United States — 1.8%
Bright Machines, Inc.(f)
Series C	472,895	160,784
Series C-1	985,055	128,057
Cap Hill Brands(f)	1,088,268	32,648
Clarify Health(f)	318,926	1,967,773
CW Opportunity 2 LP, 03/25/49	1,594,000	5,610,880
Davidson Homes, Inc.(f)(k)	7,258	7,499,909
FLYR, Inc., Series D-2(f)	392,187	1,749,154
Insight M, Inc., Series D(f)	2,854,422	649,381
Lessen Holdings, Inc.(f)
Series BX	456,729	1,000,237
Series CX	24,168	70,812
RapidSOS, Inc., Series C-1(f)	1,707,127	1,792,483
Verge Genomics, Inc., Series B-1	317,866	610,303
Veritas Kapital Assurance PLC(f)
Series G	973	21,893
Series G-1	672	15,120
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(f)(h)	1,584,337	8,095,962
		29,405,396
		31,180,830
Total Preferred Securities — 2.4% (Cost: $46,572,865)		39,766,027

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.3%
Uniform Mortgage-Backed Securities(s)
3.50%, 07/15/54	USD	18,006	16,209,098
4.50%, 07/15/54		76,345	73,017,998
5.50%, 07/15/54		32,500	32,492,565
Total U.S. Government Sponsored Agency Securities — 7.3% (Cost: $119,532,535)			121,719,661

Shares
Warrants
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(f)(h)	36,915	369

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States(f) — 0.2%
Davidson Homes, Inc., (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,374	$ 204,015
FLYR, Inc., (Expires 12/29/33, Strike Price USD 3.95)(e)	5,576	17,118
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	2,957,679	290,444
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	984,406
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	155,888	294,629
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	15,626	42,034
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(h)	195,273	788,903
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(h)	41,409	1,056
		2,622,605
Total Warrants — 0.2% (Cost: $41,411)		2,622,974
Total Long-Term Investments — 101.1% (Cost: $1,344,472,333)		1,674,984,080
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(t)(u)(v)	1,499,576	1,500,175
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(t)(u)	83,573,405	83,573,405
		85,073,580

Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 3.50%, 09/15/25(i)(r)	USD	3,657	3,652,701
Total Short-Term Securities — 5.4% (Cost: $88,724,849)	88,726,281
Options Purchased — 0.3% (Cost: $4,998,014)	5,305,054
Total Investments Before Options Written — 106.8% (Cost: $1,438,195,196)	1,769,015,415
Options Written — (0.2)% (Premiums Received: $(3,615,832))	(3,527,218)
Total Investments, Net of Options Written — 106.6% (Cost: $1,434,579,364)	1,765,488,197
Liabilities in Excess of Other Assets — (6.6)%	(108,806,467)
Net Assets — 100.0%	$ 1,656,681,730

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $15,883,171, representing 1.0% of its net assets as of period end, and an original cost of $11,969,238.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Zero-coupon bond.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Convertible security.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Rounds to less than 1,000.
(r)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(s)	Represents or includes a TBA transaction.
(t)	Affiliate of the Trust.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,960,134	$ —	$ (2,459,358)(a)	$ (304)	$ (297)	$ 1,500,175	1,499,576	$ 23,803 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	207,553,773	—	(123,980,368)(a)	—	—	83,573,405	83,573,405	3,029,660	—
iShares Biotechnology ETF(c)	925,472	—	(929,458)	(72,135)	76,121	—	—	848	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	2,276,445	—	(2,306,772)	17,736	12,591	—	—	10,423	—
iShares JP Morgan USD Emerging Markets Bond ETF(c)	5,895,071	—	(5,979,855)	263,592	(178,808)	—	—	54,720	—
iShares Russell Mid-Cap Growth ETF(c)	248,176	—	(235,558)	48,860	(61,478)	—	—	194	—
				$ 257,749	$ (151,871)	$ 85,073,580		$ 3,119,648	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	91	07/31/25	$ 4,662	$ 47,290
Euro BOBL	170	09/08/25	23,566	(86,272)
Euro BTP	25	09/08/25	3,563	7,475
Euro-Schatz	44	09/08/25	5,559	(8,854)
Nikkei 225 Index	28	09/11/25	7,854	451,281
10-Year Australian Treasury Bonds	69	09/15/25	5,205	45,254
Euro Stoxx 50 Index	81	09/19/25	5,083	29,389
Euro Stoxx Banks Index	491	09/19/25	5,827	27,503
NASDAQ 100 E-Mini Index	127	09/19/25	58,149	2,598,700
S&P 500 E-Mini Index	3	09/19/25	938	26,513
U.S. Long Bond	10	09/19/25	1,153	38,815
Long Gilt	35	09/26/25	4,469	86,436
2-Year U.S. Treasury Note	427	09/30/25	88,836	308,212
5-Year U.S. Treasury Note	1,069	09/30/25	116,538	1,223,942
				4,795,684
Short Contracts
Euro Bund	50	09/08/25	7,666	38,789
Euro OAT	20	09/08/25	2,918	19,770
10-Year Japanese Government Treasury Bonds	6	09/12/25	5,792	(17,670)
10-Year U.S. Treasury Note	556	09/19/25	62,342	(1,329,789)
10-Year U.S. Ultra Long Treasury Note	433	09/19/25	49,470	(1,190,793)
E-mini Russell 2000 Index	15	09/19/25	1,644	(55,043)
Ultra U.S. Treasury Bond	53	09/19/25	6,305	(229,914)
3-Month SOFR	54	03/17/26	13,005	(34,553)
				(2,799,203)
				$ 1,996,481

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	249,795	USD	162,603	BNP Paribas SA	09/17/25	$ 2,060
BRL	21,044,971	USD	3,695,926	Goldman Sachs International	09/17/25	104,263
CHF	1,352,973	USD	1,664,888	UBS AG	09/17/25	56,736
DKK	5,671,938	USD	874,425	Morgan Stanley & Co. International PLC	09/17/25	26,234
EUR	1,165,980	USD	1,372,706	UBS AG	09/17/25	7,747
EUR	2,880,734	USD	3,310,600	UBS AG	09/17/25	100,022
GBP	131,539	USD	177,223	Barclays Bank PLC	09/17/25	3,422
GBP	2,264,139	USD	3,058,880	Morgan Stanley & Co. International PLC	09/17/25	50,512
GBP	254,295	USD	348,805	Standard Chartered Bank	09/17/25	425
GBP	179,913	USD	243,773	The Bank of New York Mellon	09/17/25	3,306
IDR	14,481,001,656	USD	887,686	BNP Paribas SA	09/17/25	6,535
JPY	803,300,157	USD	5,599,078	Barclays Bank PLC	09/17/25	27,434
JPY	24,986,091	USD	173,140	BNP Paribas SA	09/17/25	1,869
JPY	36,673,418	USD	255,643	Deutsche Bank AG	09/17/25	1,226
JPY	36,729,989	USD	256,488	Deutsche Bank AG	09/17/25	778
JPY	28,356,894	USD	198,102	JPMorgan Chase Bank N.A.	09/17/25	517
MXN	29,895,650	USD	1,552,330	Barclays Bank PLC	09/17/25	28,013
MXN	36,396,424	USD	1,889,828	Societe Generale	09/17/25	34,158
SEK	23,275,774	USD	2,436,571	Barclays Bank PLC	09/17/25	36,030
USD	2,954,256	HKD	23,022,072	UBS AG	09/17/25	2,300
USD	6,828,032	HKD	53,209,833	UBS AG	09/17/25	5,316
ZAR	33,712,048	USD	1,889,661	JPMorgan Chase Bank N.A.	09/17/25	3,967
						502,870
GBP	172,038	USD	236,372	The Bank of New York Mellon	09/17/25	(110)
INR	76,522,374	USD	890,339	JPMorgan Chase Bank N.A.	09/17/25	(652)
USD	6,782,218	AUD	10,384,751	Morgan Stanley & Co. International PLC	09/17/25	(63,339)
USD	1,578,009	CAD	2,148,365	UBS AG	09/17/25	(5,722)
USD	2,389,146	CHF	1,941,600	Morgan Stanley & Co. International PLC	09/17/25	(81,492)
USD	172,882	CHF	139,687	UBS AG	09/17/25	(4,866)
USD	16,569,846	DKK	107,480,750	JPMorgan Chase Bank N.A.	09/17/25	(497,240)
USD	91,744,582	EUR	79,783,315	BNP Paribas SA	09/17/25	(2,714,238)
USD	168,527,637	EUR	146,555,723	BNP Paribas SA	09/17/25	(4,985,843)
USD	371,245	EUR	322,439	Deutsche Bank AG	09/17/25	(10,504)
USD	453,188	EUR	388,950	Deutsche Bank AG	09/17/25	(7,307)
USD	469,230	EUR	401,422	Deutsche Bank AG	09/17/25	(6,030)
USD	875,401	EUR	757,671	Deutsche Bank AG	09/17/25	(21,638)
USD	569,283	EUR	490,815	Morgan Stanley & Co. International PLC	09/17/25	(11,814)
USD	73,042,988	GBP	54,074,498	Citibank N.A.	09/17/25	(1,218,718)
USD	1,973,749	GBP	1,460,910	UBS AG	09/17/25	(32,551)
USD	2,256,268	KRW	3,065,145,008	Morgan Stanley & Co. International PLC	09/17/25	(19,858)
USD	1,223,086	SEK	11,680,252	Morgan Stanley & Co. International PLC	09/17/25	(17,715)
USD	21,625,394	TWD	635,300,000	Morgan Stanley & Co. International PLC	09/17/25	(604,216)
						(10,303,853)
						$ (9,800,983)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	52	07/11/25	JPY	39,250.00	JPY	2,105,344	$ 521,787
SPDR S&P 500 ETF Trust	152	07/11/25	USD	615.00	USD	9,391	112,328
Air Products & Chemicals, Inc.	6	07/18/25	USD	280.00	USD	169	3,480
Alphabet, Inc., Class C	64	07/18/25	USD	180.00	USD	1,135	20,800
Amazon.com, Inc.	154	07/18/25	USD	215.00	USD	3,379	126,665
Apple, Inc.	78	07/18/25	USD	215.00	USD	1,600	11,154
Apple, Inc.	71	07/18/25	USD	210.00	USD	1,457	19,738
Bank of America Corp.	548	07/18/25	USD	46.00	USD	2,593	111,518
Boston Scientific Corp.	105	07/18/25	USD	110.00	USD	1,128	11,288
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Broadcom, Inc.	35	07/18/25	USD	260.00	USD	965	$ 67,025
Capital One Financial Corp.	32	07/18/25	USD	200.00	USD	681	46,560
Citigroup, Inc.	278	07/18/25	USD	80.00	USD	2,366	166,800
Confluent, Inc., Class A	84	07/18/25	USD	25.00	USD	209	8,400
CyberArk Software, Ltd.	7	07/18/25	USD	400.00	USD	285	11,235
Eli Lilly & Co.	13	07/18/25	USD	770.00	USD	1,013	36,920
Freeport-McMoRan, Inc.	58	07/18/25	USD	40.00	USD	251	21,605
Home Depot, Inc.	11	07/18/25	USD	390.00	USD	403	413
Home Depot, Inc.	11	07/18/25	USD	380.00	USD	403	1,942
Informatica Inc., Class A	69	07/18/25	USD	25.00	USD	168	518
Intuit, Inc.	7	07/18/25	USD	790.00	USD	551	9,170
Intuitive Surgical, Inc.	15	07/18/25	USD	585.00	USD	815	1,875
iShares China Large-Cap ETF	3,371	07/18/25	USD	37.00	USD	12,392	244,397
JPMorgan Chase & Co.	80	07/18/25	USD	275.00	USD	2,319	130,600
Live Nation Entertainment, Inc.	21	07/18/25	USD	155.00	USD	318	5,040
Live Nation Entertainment, Inc.	18	07/18/25	USD	150.00	USD	272	8,730
Mastercard, Inc., Class A	10	07/18/25	USD	590.00	USD	562	1,075
Mastercard, Inc., Class A	9	07/18/25	USD	600.00	USD	506	419
Meta Platforms, Inc., Class A	16	07/18/25	USD	675.00	USD	1,181	107,040
Meta Platforms, Inc., Class A	17	07/18/25	USD	680.00	USD	1,255	105,910
Micron Technology, Inc.	38	07/18/25	USD	110.00	USD	468	52,820
Microsoft Corp.	53	07/18/25	USD	470.00	USD	2,636	161,650
Microsoft Corp.	50	07/18/25	USD	475.00	USD	2,487	126,125
NextEra Energy, Inc.	65	07/18/25	USD	67.50	USD	451	19,825
NextEra Energy, Inc.	56	07/18/25	USD	70.00	USD	389	8,708
NVIDIA Corp.	143	07/18/25	USD	150.00	USD	2,259	145,502
Oracle Corp.	35	07/18/25	USD	170.00	USD	765	171,675
Oracle Corp.	33	07/18/25	USD	175.00	USD	721	143,797
Progressive Corp.	21	07/18/25	USD	295.00	USD	560	1,208
Salesforce, Inc.	16	07/18/25	USD	270.00	USD	436	13,040
SPDR S&P 500 ETF Trust	62	07/18/25	USD	620.00	USD	3,831	40,579
Stryker Corp.	12	07/18/25	USD	400.00	USD	475	5,940
Trane Technologies PLC	25	07/18/25	USD	450.00	USD	1,094	8,000
UniCredit SpA	33	07/18/25	EUR	54.00	EUR	940	62,973
Walt Disney Co.	34	07/18/25	USD	115.00	USD	422	32,300
Alphabet, Inc., Class C	27	08/15/25	USD	185.00	USD	479	15,728
Eli Lilly & Co.	8	08/15/25	USD	820.00	USD	624	24,420
Euro Stoxx Banks	378	08/15/25	EUR	210.00	EUR	3,799	57,328
iShares Russell 2000 ETF	243	08/15/25	USD	220.00	USD	5,244	119,799
Meta Platforms, Inc., Class A	16	08/15/25	USD	740.00	USD	1,181	62,600
Microsoft Corp.	15	08/15/25	USD	505.00	USD	746	20,700
Netflix, Inc.	7	08/15/25	USD	1,320.00	USD	937	61,687
NVIDIA Corp.	58	08/15/25	USD	160.00	USD	916	44,370
SPDR Gold Shares(a)	508	08/15/25	USD	310.00	USD	15,485	271,780
SPDR Gold Shares(a)	778	08/15/25	USD	320.00	USD	23,716	190,221
SPDR Gold Shares(a)	172	08/15/25	USD	315.00	USD	5,243	63,210
Walmart, Inc.	111	08/15/25	USD	105.00	USD	1,085	7,215
Walt Disney Co.	48	08/15/25	USD	125.00	USD	595	23,160
Wells Fargo & Co.	183	08/15/25	USD	85.00	USD	1,466	22,784
Advanced Micro Devices, Inc.	27	09/19/25	USD	155.00	USD	383	20,048
Citigroup, Inc.	109	09/19/25	USD	90.00	USD	928	24,579
Euro Stoxx Banks	331	09/19/25	EUR	200.00	EUR	3,326	175,456
Hilton Worldwide Holdings, Inc.	51	09/19/25	USD	270.00	USD	1,358	59,670
NVIDIA Corp.	41	09/19/25	USD	160.00	USD	648	50,020
SPDR Gold Shares(a)	481	09/19/25	USD	325.00	USD	14,662	168,350
Walmart, Inc.	117	09/19/25	USD	100.00	USD	1,144	43,582
Walt Disney Co.	27	09/19/25	USD	125.00	USD	335	16,605
Wells Fargo & Co.	219	10/17/25	USD	85.00	USD	1,755	64,714
							4,516,600
Put
InvesCo QQQ Trust, Series 1	164	07/18/25	USD	500.00	USD	9,047	9,512

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
iShares Russell 2000 ETF	85	07/18/25	USD	198.00	USD	1,834	$ 3,060
SPDR S&P 500 ETF Trust	164	07/18/25	USD	570.00	USD	10,133	9,020
Oracle Corp.	149	08/15/25	USD	190.00	USD	3,258	24,287
Dollar Tree, Inc.	199	09/19/25	USD	85.00	USD	1,971	43,083
							88,962
							$ 4,605,562

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Goldman Sachs International	08/20/25	—	USD 104.00	USD	2,430	$ 4,869

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	3.50%	Annual	Deutsche Bank AG	07/10/25	3.50%	USD	9,434	$ 5,570
3-Year Interest Rate Swap, 08/20/28	1-day SOFR, 4.45%	Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.50	USD	11,416	72,903
30-Year Interest Rate Swap, 11/28/55	1-day SOFR, 4.45%	Annual	3.65%	Annual	Goldman Sachs International	11/26/25	3.65	USD	5,770	117,524
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.22%	Annual	3.50%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.50	GBP	45,122	199,058
1-Year Interest Rate Swap, 05/01/27	1-day SONIA, 4.22%	Annual	3.60%	Annual	Morgan Stanley & Co. International PLC	05/01/26	3.60	GBP	56,765	299,568
										$ 694,623
Interest Rate Caps/Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5Y-30Y CMS Index, Cap	0.69%	Deutsche Bank AG	09/02/25	USD	140,220	$ (43,384)	$ (65,202)	$ 21,818
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nikkei 225 Index	52	07/11/25	JPY	41,000.00	JPY	2,105,344	$ (128,190)
SPDR S&P 500 ETF Trust	152	07/11/25	USD	625.00	USD	9,391	(36,024)
Alphabet, Inc., Class C	92	07/18/25	USD	185.00	USD	1,632	(15,134)
Amazon.com, Inc.	107	07/18/25	USD	220.00	USD	2,347	(55,907)
Bank of America Corp.	139	07/18/25	USD	48.00	USD	658	(12,163)
Capital One Financial Corp.	52	07/18/25	USD	210.00	USD	1,106	(36,400)
iShares China Large-Cap ETF	2,593	07/18/25	USD	42.00	USD	9,532	(18,151)
SPDR S&P 500 ETF Trust	124	07/18/25	USD	630.00	USD	7,661	(30,752)
UniCredit SpA	33	07/18/25	EUR	62.00	EUR	940	(3,139)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alphabet, Inc., Class C	64	08/15/25	USD	200.00	USD	1,135	$ (13,632)
Amazon.com, Inc.	155	08/15/25	USD	235.00	USD	3,401	(73,625)
Apple, Inc.	150	08/15/25	USD	230.00	USD	3,078	(23,100)
Bank of America Corp.	549	08/15/25	USD	50.00	USD	2,598	(37,332)
Broadcom, Inc.	35	08/15/25	USD	300.00	USD	965	(21,262)
CyberArk Software, Ltd.	7	08/15/25	USD	460.00	USD	285	(4,935)
Eli Lilly & Co.	21	08/15/25	USD	900.00	USD	1,637	(22,417)
JPMorgan Chase & Co.	80	08/15/25	USD	290.00	USD	2,319	(76,600)
Meta Platforms, Inc., Class A	34	08/15/25	USD	780.00	USD	2,510	(74,970)
Meta Platforms, Inc., Class A	16	08/15/25	USD	820.00	USD	1,181	(18,360)
Micron Technology, Inc.	38	08/15/25	USD	125.00	USD	468	(24,035)
Micron Technology, Inc.	176	08/15/25	USD	135.00	USD	2,169	(50,688)
Netflix, Inc.	7	08/15/25	USD	1,500.00	USD	937	(15,645)
NextEra Energy, Inc.	122	08/15/25	USD	80.00	USD	847	(4,026)
NVIDIA Corp.	143	08/15/25	USD	165.00	USD	2,259	(77,935)
Oracle Corp.	69	08/15/25	USD	200.00	USD	1,509	(159,217)
Oracle Corp.	149	08/15/25	USD	220.00	USD	3,258	(149,745)
Salesforce, Inc.	16	08/15/25	USD	300.00	USD	436	(4,280)
SPDR Gold Shares(a)	508	08/15/25	USD	325.00	USD	15,485	(80,772)
SPDR Gold Shares(a)	778	08/15/25	USD	340.00	USD	23,716	(35,788)
SPDR Gold Shares(a)	172	08/15/25	USD	335.00	USD	5,243	(11,696)
Walmart, Inc.	111	08/15/25	USD	115.00	USD	1,085	(1,332)
Walt Disney Co.	34	08/15/25	USD	130.00	USD	422	(9,418)
Air Products & Chemicals, Inc.	7	09/19/25	USD	310.00	USD	197	(2,625)
Alphabet, Inc., Class C	62	09/19/25	USD	200.00	USD	1,100	(21,855)
Amazon.com, Inc.	79	09/19/25	USD	240.00	USD	1,733	(45,030)
Apollo Global Management, Inc.	20	09/19/25	USD	160.00	USD	284	(5,750)
Apple, Inc.	65	09/19/25	USD	230.00	USD	1,334	(18,883)
Cameco Corp.	47	09/19/25	USD	90.00	USD	349	(9,165)
CyberArk Software, Ltd.	10	09/19/25	USD	460.00	USD	407	(10,600)
Eli Lilly & Co.	11	09/19/25	USD	940.00	USD	857	(13,310)
Intuit, Inc.	6	09/19/25	USD	860.00	USD	473	(9,000)
Intuitive Surgical, Inc.	7	09/19/25	USD	600.00	USD	380	(8,505)
Meta Platforms, Inc., Class A	14	09/19/25	USD	820.00	USD	1,033	(26,180)
Micron Technology, Inc.	35	09/19/25	USD	155.00	USD	431	(5,740)
Microsoft Corp.	42	09/19/25	USD	540.00	USD	2,089	(25,305)
Netflix, Inc.	2	09/19/25	USD	1,480.00	USD	268	(8,390)
Oracle Corp.	36	09/19/25	USD	250.00	USD	787	(24,390)
Salesforce, Inc.	21	09/19/25	USD	310.00	USD	573	(11,813)
Tesla, Inc.	11	09/19/25	USD	420.00	USD	349	(9,818)
Walt Disney Co.	24	09/19/25	USD	135.00	USD	298	(5,772)
NVIDIA Corp.	41	11/21/25	USD	200.00	USD	648	(19,475)
Alphabet, Inc., Class C	109	12/19/25	USD	220.00	USD	1,934	(41,965)
Amazon.com, Inc.	132	12/19/25	USD	270.00	USD	2,896	(61,380)
Apple, Inc.	197	12/19/25	USD	240.00	USD	4,042	(93,082)
Broadcom, Inc.	59	12/19/25	USD	380.00	USD	1,626	(37,465)
Eli Lilly & Co.	21	12/19/25	USD	1,000.00	USD	1,637	(38,167)
Meta Platforms, Inc., Class A	28	12/19/25	USD	940.00	USD	2,067	(43,610)
Microsoft Corp.	88	12/19/25	USD	580.00	USD	4,377	(58,960)
NVIDIA Corp.	197	12/19/25	USD	220.00	USD	3,112	(65,010)
							(2,047,915)
Put
iShares Russell 2000 ETF	85	07/18/25	USD	189.00	USD	1,834	(1,275)
Mastercard, Inc., Class A	7	07/18/25	USD	540.00	USD	393	(1,946)
Progressive Corp.	10	07/18/25	USD	255.00	USD	267	(2,425)
SPDR Gold Shares(a)	175	07/18/25	USD	290.00	USD	5,335	(8,313)
SPDR Gold Shares(a)	122	07/18/25	USD	300.00	USD	3,719	(27,084)
Trane Technologies PLC	8	07/18/25	USD	400.00	USD	350	(1,240)
Alphabet, Inc., Class C	27	08/15/25	USD	165.00	USD	479	(9,720)
Eli Lilly & Co.	8	08/15/25	USD	700.00	USD	624	(12,920)
Intuitive Surgical, Inc.	16	08/15/25	USD	465.00	USD	869	(8,400)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Meta Platforms, Inc., Class A	16	08/15/25	USD	620.00	USD	1,181	$ (8,960)
Microsoft Corp.	15	08/15/25	USD	440.00	USD	746	(3,555)
Netflix, Inc.	7	08/15/25	USD	1,100.00	USD	937	(5,933)
SPDR Gold Shares(a)	389	08/15/25	USD	300.00	USD	11,858	(159,490)
SPDR Gold Shares(a)	122	08/15/25	USD	295.00	USD	3,719	(30,561)
Walt Disney Co.	48	08/15/25	USD	110.00	USD	595	(4,440)
Wells Fargo & Co.	183	08/15/25	USD	67.50	USD	1,466	(6,222)
Advanced Micro Devices, Inc.	27	09/19/25	USD	125.00	USD	383	(12,150)
Citigroup, Inc.	109	09/19/25	USD	75.00	USD	928	(12,208)
Dollar Tree, Inc.	199	09/19/25	USD	70.00	USD	1,971	(16,915)
Euro Stoxx Banks	165	09/19/25	EUR	165.00	EUR	1,658	(10,447)
Hilton Worldwide Holdings, Inc.	51	09/19/25	USD	230.00	USD	1,358	(12,495)
iShares iBoxx $ Investment Grade Corporate Bond ETF	714	09/19/25	USD	103.00	USD	7,826	(143,514)
SPDR Gold Shares(a)	481	09/19/25	USD	290.00	USD	14,662	(124,098)
Walmart, Inc.	117	09/19/25	USD	90.00	USD	1,144	(19,246)
Walt Disney Co.	27	09/19/25	USD	110.00	USD	335	(4,010)
							(647,567)
							$ (2,695,482)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
3-Year Interest Rate Swap, 08/20/28	3.20%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	08/18/25	3.20%	USD	11,416	$ (27,785)
30-Year Interest Rate Swap, 08/29/55	3.60%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	08/27/25	3.60	USD	3,805	(22,910)
5-Year Interest Rate Swap, 09/04/30	2.05%	Annual	6-mo. EURIBOR, 2.05%	Semi-Annual	Morgan Stanley & Co. International PLC	09/02/25	2.05	EUR	4,823	(7,181)
2-Year Interest Rate Swap, 09/05/27	3.25%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/03/25	3.25	USD	9,573	(21,853)
5-Year Interest Rate Swap, 09/14/30	3.23%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	09/12/25	3.23	USD	14,568	(73,507)
2-Year Interest Rate Swap, 09/24/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/22/25	3.05	USD	30,860	(54,858)
2-Year Interest Rate Swap, 09/24/27	3.30%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	09/22/25	3.30	USD	22,491	(74,131)
2-Year Interest Rate Swap, 09/28/27	3.08%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	09/26/25	3.08	USD	28,360	(57,852)
2-Year Interest Rate Swap, 10/01/27	3.05%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	09/29/25	3.05	USD	15,564	(30,486)
5-Year Interest Rate Swap, 10/02/30	3.00%	Annual	1-day SOFR, 4.45%	Annual	Deutsche Bank AG	09/30/25	3.00	USD	11,563	(36,660)
30-Year Interest Rate Swap, 11/28/55	3.15%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	11/26/25	3.15	USD	5,770	(27,344)
1-Year Interest Rate Swap, 04/22/27	3.10%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.10	GBP	45,122	(102,749)
1-Year Interest Rate Swap, 05/01/27	2.80%	Annual	1-day SONIA, 4.22%	Annual	Morgan Stanley & Co. International PLC	05/01/26	2.80	GBP	56,765	(81,021)
										(618,337)
Put
10-Year Interest Rate Swap, 07/09/35	1-day SOFR, 4.45%	Annual	3.75%	Annual	Goldman Sachs International	07/07/25	3.75	USD	2,730	(5,443)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.45%	Annual	4.30%	Annual	Deutsche Bank AG	07/10/25	4.30%	USD	4,717	$ (1)
2-Year Interest Rate Swap, 09/12/27	6-mo. EURIBOR, 2.05%	Semi-Annual	2.15%	Annual	JPMorgan Chase Bank N.A.	09/10/25	2.15	EUR	20,007	(19,595)
2-Year Interest Rate Swap, 09/17/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	UBS AG	09/15/25	3.95	USD	29,135	(6,825)
2-Year Interest Rate Swap, 09/24/27	1-day SOFR, 4.45%	Annual	3.90%	Annual	BNP Paribas SA	09/22/25	3.90	USD	15,127	(5,424)
5-Year Interest Rate Swap, 09/27/30	6-mo. EURIBOR, 2.05%	Semi-Annual	2.50%	Annual	Deutsche Bank AG	09/25/25	2.50	EUR	8,515	(21,870)
2-Year Interest Rate Swap, 11/08/27	1-day SOFR, 4.45%	Annual	3.80%	Annual	Citibank N.A.	11/06/25	3.80	USD	15,786	(15,234)
5-Year Interest Rate Swap, 11/08/30	1-day SOFR, 4.45%	Annual	4.10%	Annual	Deutsche Bank AG	11/06/25	4.10	USD	6,604	(9,845)
2-Year Interest Rate Swap, 11/12/27	1-day SOFR, 4.45%	Annual	3.95%	Annual	JPMorgan Chase Bank N.A.	11/10/25	3.95	USD	5,297	(3,100)
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.22%	Annual	4.20%	Annual	Morgan Stanley & Co. International PLC	04/22/26	4.20	GBP	45,122	(30,462)
1-Year Interest Rate Swap, 05/01/27	1-day SONIA, 4.22%	Annual	4.10%	Annual	Morgan Stanley & Co. International PLC	05/01/26	4.10	GBP	56,765	(52,216)
										(170,015)
										$ (788,352)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,316	$ 250,081	$ 72,465	$ 177,616
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B	EUR	7,239	774,235	627,522	146,713
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	968	107,618	94,515	13,103
							$ 1,131,934	$ 794,502	$ 337,432

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day FEDL, 4.33%	At Termination	4.24%	At Termination	N/A	07/30/25	USD	119,200	$ (13,893)	$ 95	$ (13,988)
1-day FEDL, 4.33%	At Termination	4.28%	At Termination	07/30/25 (a)	09/17/25	USD	61,610	1,131	71	1,060
1-day SOFR, 4.45%	Annual	5.00%	Annual	N/A	10/02/25	USD	84,698	430,169	1,851	428,318
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	2,930,801	51,057	33	51,024
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	04/08/26	USD	21,824	64,190	39	64,151
1-day SOFR, 4.45%	Annual	4.45%	Annual	N/A	04/09/26	USD	7,990	27,648	14	27,634
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/18/26	USD	12,580	(3,065)	23	(3,088)
1-day SOFR, 4.45%	Annual	4.30%	Annual	N/A	04/24/26	USD	15,182	35,829	28	35,801
1-day SOFR, 4.45%	Annual	4.50%	Annual	N/A	05/08/26	USD	12,488	58,701	24	58,677
1-day SOFR, 4.45%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	10,169	13	10,156
1-day SOFR, 4.45%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	9,509	61,315	17	61,298
1-day SOFR, 4.45%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	18,989	132,318	35	132,283

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	10/28/26	USD	19,216	$ 10,260	$ 58	$ 10,202
1-day SOFR, 4.45%	Annual	4.07%	Annual	N/A	01/14/27	USD	18,545	96,667	65	96,602
1-day SOFR, 4.45%	Annual	3.47%	Annual	N/A	03/10/27	USD	4,700	(20,870)	18	(20,888)
1-day MIBOR, 5.52%	Semi Annual	6.34%	Semi Annual	N/A	03/20/27	INR	103,210	17,566	8	17,558
1-day SOFR, 4.45%	Annual	4.10%	Annual	N/A	05/30/27	USD	15,272	161,648	65	161,583
1-day SOFR, 4.45%	Annual	4.15%	Annual	N/A	05/30/27	USD	15,272	176,343	69	176,274
1-day SOFR, 4.45%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	3,403	4	15	(11)
1-day SOFR, 4.45%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,949	84,922	23	84,899
1-day SOFR, 4.45%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,364	28,624	11	28,613
1-day SOFR, 4.45%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,364	29,972	11	29,961
1-day SOFR, 4.45%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,728	63,089	22	63,067
1-day SOFR, 4.45%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	9,541	142,765	43	142,722
1-day SOFR, 4.45%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	9,919	110,651	45	110,606
1-day SOFR, 4.45%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	13,665	69,622	59	69,563
3.45%	Annual	1-day SOFR, 4.45%	Annual	N/A	01/26/28	USD	11,825	(52,819)	51	(52,870)
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/26/28	USD	11,825	175,550	51	175,499
3.27%	Annual	1-day SOFR, 4.45%	Annual	02/05/26 (a)	02/05/28	USD	11,933	(15,122)	52	(15,174)
1-day SOFR, 4.45%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	11,933	150,463	52	150,411
1-day SONIA, 4.22%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,370	309,386	(12)	309,398
1-day SOFR, 4.45%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	4,150,316	21,727	4,128,589
1-day SOFR, 4.45%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	201,033	42	200,991
1-day SONIA, 4.22%	Annual	4.12%	Annual	N/A	11/17/28	GBP	3,004	57,220	99	57,121
1-day SONIA, 4.22%	Annual	4.12%	Annual	N/A	11/21/28	GBP	3,004	57,739	101	57,638
1-day SOFR, 4.45%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,109	19,070	96	18,974
6-mo. EURIBOR, 2.05%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	283,354	63	283,291
1-day MIBOR, 5.52%	Quarterly	6.26%	Quarterly	N/A	03/20/29	INR	31,938	8,086	4	8,082
1-day MIBOR, 5.52%	Semi Annual	6.30%	Semi Annual	N/A	03/20/29	INR	39,035	10,500	5	10,495
1-day SOFR, 4.45%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	210,838	118	210,720
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	216,817	76	216,741
1-day SOFR, 4.45%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	179,150	57	179,093
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,579	261,171	91	261,080
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	132,406	46	132,360
6-mo. EURIBOR, 2.05%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	289,787	73	289,714
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	268,926	93	268,833
6-mo. EURIBOR, 2.05%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	202,683	57	202,626
1-day SOFR, 4.45%	Annual	3.66%	Annual	N/A	10/10/29	USD	6,443	25,674	52	25,622
1-day TIIEFONDEO, 8.14%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	231,849	33	231,816
1-day SONIA, 4.22%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,913	122,200	223	121,977
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,913	159,224	60	159,164
1-day SOFR, 4.45%	Annual	3.23%	Annual	N/A	02/19/30	USD	7,173	(88,462)	63	(88,525)
1-day SOFR, 4.45%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,279	234,461	109	234,352
6-mo. EURIBOR, 2.05%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,506	(5,086)	17	(5,103)
1-day SOFR, 4.45%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(156,571)	62	(156,633)
1-day SOFR, 4.45%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	1,269,851	1,935	1,267,916
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	124,171	67	124,104
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	35,823	19	35,804
1-day MIBOR, 5.52%	Semi Annual	6.34%	Semi Annual	N/A	03/20/34	INR	13,127	5,260	3	5,257
1-day MIBOR, 5.52%	Semi Annual	6.35%	Semi Annual	N/A	03/20/34	INR	13,127	5,367	3	5,364
1-day SOFR, 4.45%	Annual	3.66%	Annual	N/A	10/10/34	USD	4,339	(28,359)	67	(28,426)
1-day SOFR, 4.45%	Annual	3.67%	Annual	N/A	12/26/34	USD	7,165	(29,985)	113	(30,098)
1-day SOFR, 4.45%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,610	(8,494)	89	(8,583)
1-day SOFR, 4.45%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,561	23,497	90	23,407
3.46%	Annual	1-day SOFR, 4.45%	Annual	12/15/26 (a)	12/15/36	USD	4,824	128,053	80	127,973
3.65%	Annual	1-day SOFR, 4.45%	Annual	N/A	11/03/53	USD	2,577	143,338	81	143,257
1-day SOFR, 4.45%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	16,934	81	16,853
1-day SONIA, 4.22%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(203,775)	11,356	(215,131)
								$ 10,948,356	$ 40,300	$ 10,908,056

(a)	Forward Swap.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TIM S.p.A.	1.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	190	$ 1,191	$ 8,494	$ (7,303)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	300	$ (55,984)	$ (52,085)	$ (3,899)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	B	EUR	103	11,397	(9,458)	20,855
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	107	6,592	7,015	(423)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	682	104,592	85,279	19,313
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/30	B	EUR	95	10,592	3,075	7,517
								$ 77,189	$ 33,826	$ 43,363

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (269,238)	$ —	$ (269,238)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(276,760)	—	(276,760)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(279,235)	—	(279,235)
1-day BZDIOVER, 0.06%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(272,746)	—	(272,746)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,346	(652)	—	(652)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,362	2,502	—	2,502
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,385	1,626	—	1,626
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,662	26,599	—	26,599
									$ (1,067,904)	$ —	$ (1,067,904)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.45%	At Termination	Goldman Sachs International	N/A	09/19/25	USD	3,629	$ (50,284)	$ —	$ (50,284)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At termination	1-day SOFR minus 0.65%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/19/25	USD	5,680	(78,714)	—	(78,714)

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.75%, 4.45%	At Termination	Goldman Sachs International	N/A	09/19/25	USD	5,754	$ (85,166)	$ (1,692)	$ (83,474)
1-day SOFR, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	2,908	3,610	—	3,610
1-day SOFR minus 0.55%, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	N/A	09/19/25	USD	2,310	22,645	—	22,645
1-day SOFR, 4.45%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	1,458	2,172	—	2,172
1-day SOFR minus 0.40%, 4.45%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	09/19/25	USD	2,801	35,247	—	35,247
1-day SOFR plus 0.10%, 4.45%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	09/19/25	USD	2,525	32,832	—	32,832
									$ (117,658)	$ (1,692)	$ (115,966)
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 834,814	$ (12)	$ 11,884,006	$ (638,518)	$ —
OTC Swaps	103,863	(63,235)	174,918	(1,322,728)	—
Options Written	N/A	(3,615,832)	1,089,861	(1,001,247)	(3,527,218)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 3,180,676	$ —	$ 1,768,693	$ —	$ 4,949,369
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	502,870	—	—	502,870
Options purchased Investments at value — unaffiliated(b)	—	4,869	4,605,562	—	694,623	—	5,305,054
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	337,432	—	—	11,546,574	—	11,884,006
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	151,548	96,506	—	30,727	—	278,781
	$ —	$ 493,849	$ 7,882,744	$ 502,870	$ 14,040,617	$ —	$ 22,920,080
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 55,043	$ —	$ 2,897,845	$ —	$ 2,952,888
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	10,303,853	—	—	10,303,853
Options written Options written at value	—	—	2,695,482	—	831,736	—	3,527,218
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	638,518	—	638,518
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	73,168	214,164	—	1,098,631	—	1,385,963
	$ —	$ 73,168	$ 2,964,689	$ 10,303,853	$ 5,466,730	$ —	$ 18,808,440

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ 4,895	$ —	$ (5,445,440)	$ —	$ 2,597,091	$ —	$ (2,843,454)
Forward foreign currency exchange contracts	—	—	—	(23,820,539)	—	—	(23,820,539)
Options purchased(a)	—	2,815	(3,304,009)	—	(424,993)	—	(3,726,187)
Options written	—	255	3,059,623	—	881,134	—	3,941,012
Swaps	—	187,445	(60,303)	—	127,074	—	254,216
	$ 4,895	$ 190,515	$ (5,750,129)	$ (23,820,539)	$ 3,180,306	$ —	$ (26,194,952)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 8,389,216	$ —	$ (1,157,085)	$ —	$ 7,232,131
Forward foreign currency exchange contracts	—	—	—	(13,929,414)	—	—	(13,929,414)
Options purchased(b)	—	(7,524)	2,737,816	—	253,623	—	2,983,915
Options written	—	—	(35,552)	—	258,588	—	223,036
Swaps	—	185,448	(148,542)	—	8,783,138	—	8,820,044
	$ —	$ 177,924	$ 10,942,938	$ (13,929,414)	$ 8,138,264	$ —	$ 5,329,712

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$320,832,702
Average notional value of contracts — short	149,512,664
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	386,606,356
Average amounts sold — in USD	32,399,655
Options:
Average value of option contracts purchased	4,495,613
Average value of option contracts written	2,726,841
Average notional value of swaption contracts purchased	90,336,919
Average notional value of swaption contracts written	299,519,033
Credit default swaps:
Average notional value — buy protection	284,629
Average notional value — sell protection	13,465,885

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Interest rate swaps:
Average notional value — pays fixed rate	$51,105,007
Average notional value — receives fixed rate	834,481,533
Total return swaps:
Average notional value	23,481,305
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 638,520	$ 369,441
Forward foreign currency exchange contracts	502,870	10,303,853
Options	5,305,054 (a)	3,527,218
Swaps — centrally cleared	626,030	—
Swaps — OTC(b)	278,781	1,385,963
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	7,351,255	15,586,475
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,870,112)	(3,064,923)
Total derivative assets and liabilities subject to an MNA	$ 1,481,143	$ 12,521,552

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 28,225	$ (28,225)	$ —	$ —	$ —
Barclays Bank PLC	97,401	—	—	—	97,401
BNP Paribas SA	153,670	(153,670)	—	—	—
Deutsche Bank AG	28,429	(28,429)	—	—	—
Goldman Sachs International	264,810	(261,307)	—	—	3,503
JPMorgan Chase Bank N.A.	123,226	(123,226)	—	—	—
Morgan Stanley & Co. International PLC	575,372	(575,372)	—	—	—
Societe Generale	34,158	—	—	—	34,158
Standard Chartered Bank	425	—	—	—	425
The Bank of New York Mellon	3,306	(110)	—	—	3,196
UBS AG	172,121	(49,964)	—	—	122,157
	$ 1,481,143	$ (1,220,303)	$ —	$ —	$ 260,840

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 353,394	$ (28,225)	$ —	$ —	$ 325,169
BNP Paribas SA	7,705,505	(153,670)	—	—	7,551,835
Citibank N.A.	1,591,474	—	—	(271,000)	1,320,474
Deutsche Bank AG	244,534	(28,429)	—	—	216,105
Goldman Sachs International	261,307	(261,307)	—	—	—
JPMorgan Chase Bank N.A.	970,455	(123,226)	—	(290,000)	557,229
Morgan Stanley & Co. International PLC	1,344,809	(575,372)	—	(769,437)	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
The Bank of New York Mellon	$ 110	$ (110)	$ —	$ —	$ —
UBS AG	49,964	(49,964)	—	—	—
	$ 12,521,552	$ (1,220,303)	$ —	$ (1,330,437)	$ 9,970,812

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 54,284,068	$ —	$ 54,284,068
Common Stocks
Canada	13,956,019	—	—	13,956,019
China	190,869	17,118,785	—	17,309,654
Denmark	—	14,190,023	—	14,190,023
France	2,701,160	52,723,866	—	55,425,026
Germany	—	10,712,377	—	10,712,377
Israel	—	—	3,142	3,142
Italy	—	29,918,509	—	29,918,509
Netherlands	—	23,354,966	—	23,354,966
Norway	603,360	—	—	603,360
Spain	—	7,807,416	—	7,807,416
Sweden	—	—	—	—
Switzerland	—	1,359,221	—	1,359,221
Taiwan	28,536,834	—	—	28,536,834
United Kingdom	—	51,463,370	155,588	51,618,958
United States	783,406,727	27,591,695	3,770,954	814,769,376
Corporate Bonds
Australia	—	620,075	8,077,086	8,697,161
Belgium	—	3,642,719	—	3,642,719
Canada	—	3,321,450	—	3,321,450
Czech Republic	—	269,097	—	269,097
Denmark	—	173,219	—	173,219
Finland	—	433,341	—	433,341
France	—	7,565,823	—	7,565,823
Germany	247,086	7,900,578	3,698,447	11,846,111
Greece	—	684,822	—	684,822
Ireland	—	1,915,167	—	1,915,167
Israel	—	947,007	—	947,007
Italy	213,494	5,906,415	—	6,119,909
Japan	—	3,253,773	—	3,253,773
Jersey	—	506,440	—	506,440
Luxembourg	—	5,269,083	—	5,269,083
Netherlands	—	3,223,324	—	3,223,324
Portugal	—	238,885	—	238,885
Slovenia	—	123,778	—	123,778

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
South Africa	$ —	$ 175,882	$ —	$ 175,882
Spain	—	3,364,645	—	3,364,645
Sweden	—	2,085,879	—	2,085,879
Switzerland	—	334,766	—	334,766
United Kingdom	—	15,530,946	—	15,530,946
United States	—	116,932,886	21,973,652	138,906,538
Fixed Rate Loan Interests	—	—	3,564,442	3,564,442
Floating Rate Loan Interests	—	58,818,282	22,779,876	81,598,158
Foreign Agency Obligations	—	18,791,479	—	18,791,479
Investment Companies	30,385,171	—	—	30,385,171
Municipal Bonds	—	2,568,094	—	2,568,094
Non-Agency Mortgage-Backed Securities	—	31,489,360	—	31,489,360
Preferred Securities
Capital Trusts	—	8,585,197	—	8,585,197
Preferred Stocks	—	—	31,180,830	31,180,830
U.S. Government Sponsored Agency Securities	—	121,719,661	—	121,719,661
Warrants	—	1,056	2,621,918	2,622,974
Short-Term Securities
Money Market Funds	85,073,580	—	—	85,073,580
U.S. Treasury Obligations	—	3,652,701	—	3,652,701
Options Purchased
Credit Contracts	—	4,869	—	4,869
Equity Contracts	4,605,562	—	—	4,605,562
Interest Rate Contracts	—	694,623	—	694,623
Unfunded Floating Rate Loan Interests(a)	—	8,882	—	8,882
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(9,783)	(9,783)
	$ 949,919,862	$ 721,278,500	$ 97,816,152	$ 1,769,014,514
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 385,117	$ —	$ 385,117
Equity Contracts	2,682,105	595,077	—	3,277,182
Foreign Currency Exchange Contracts	—	502,870	—	502,870
Interest Rate Contracts	1,768,693	11,577,301	—	13,345,994
Liabilities
Credit Contracts	—	(11,625)	—	(11,625)
Equity Contracts	(2,750,525)	(212,472)	—	(2,962,997)
Foreign Currency Exchange Contracts	—	(10,303,853)	—	(10,303,853)
Interest Rate Contracts	(2,897,845)	(2,568,885)	—	(5,466,730)
	$ (1,197,572)	$ (36,470)	$ —	$ (1,234,042)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floatinge Rate Loan Interest	Warrants
Assets/Liabilities
Opening balance, as of December 31, 2024	$ 4,762,535	$ 41,318,921	$ 4,051,489	$ 24,162,482	$ 38,482,155	$ (6,140)	$ 2,476,096
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(843,048)	—	(32,056)	(2,136,924)	—	—	—
Accrued discounts/premiums	—	75,435	4,401	21,737	—	—	—
Net realized gain (loss)	(18)	(915,639)	4,908	(2,531)	(3,688,440)	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(954,001)	(607,125)	36,365	532,625	(719,103)	(3,643)	145,822
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floatinge Rate Loan Interest	Warrants
Purchases	$ 964,216	$ 9,178,498	$ —	$ 1,548,178	$ 4,969,081	$ —	—
Sales	—	(15,300,905)	(500,665)	(1,345,691)	(7,862,863)	—	—
Closing balance, as of June 30, 2025	$ 3,929,684	$ 33,749,185	$ 3,564,442	$ 22,779,876	$ 31,180,830	$ (9,783)	$ 2,621,918
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ (954,001)	$ 11,708	$ 36,365	$ 532,625	$ (2,238,037)	$ (3,643)	$ 173,194

Total
Assets
Opening balance, as of December 31, 2024	$ 115,247,538
Transfers into Level 3	—
Transfers out of Level 3	(3,012,028)
Accrued discounts/premiums	101,573
Net realized gain (loss)	(4,601,720)
Net change in unrealized appreciation (depreciation)(a)(b)	(1,569,060)
Purchases	16,659,973
Sales	(25,010,124)
Closing balance, as of June 30, 2025	$ 97,816,152
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ (2,441,789)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $637,533.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$3,929,684	Market	Revenue Multiple	2.61x - 5.00x	4.77x
			EBITDA	15.75x	—
			Gross Profit Multiple	8.25x	—
			Volatility	56% - 70%	69%
			Time to Exit	0.3 - 2.0 years	0.5 years
		Income	Discount Rate	15%	—

Corporate Bonds	33,749,185	Income	Discount Rate	10%- 17%	12%

Floating Rate Loan Interests	22,779,876	Income	Discount Rate	6%- 15%	11%

Fixed Rate Loan Interests	3,564,442	Income	Discount Rate	8%	—

Preferred Stocks	30,533,514	Market	Revenue Multiple	2.00x - 8.50x	7.32x
			Time to Exit	2.0 - 3.0 years	2.8 years
			Volatility	37% - 90%	58%
			Market Adjustment Multiple	0.60x	—
			Direct Profit Multiple	4.50x	—
			EBITDA	8.50x	—
		Income	Discount Rate	4% - 17%	11%

Warrants	2,621,918	Market	Revenue Multiple	4.87x -9.00x	7.52x
			Volatility	33% - 70%	56%

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock ESG Capital Allocation Term Trust (ECAT)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Time to Exit	0.3 - 4.8 years	3.5 years
	Income	Discount Rate	15% - 19%	15%
$97,178,619

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Consolidated Schedule of Investments

Consolidated Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BCAT	ECAT
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,718,754,658	$ 1,683,941,835
Investments, at value — affiliated(c)	58,852,938	85,073,580
Cash	762,954	203,646
Cash pledged:
Collateral — OTC derivatives	27,349,000	1,461,000
Futures contracts	17,154,000	8,530,000
Centrally cleared swaps	—	14,150,000
Foreign currency, at value(d)	3,115,334	3,177,390
Receivables:
Investments sold	25,445,579	4,956,843
Options written	669,363	565,227
Securities lending income — affiliated	—	1,439
Swaps	290,395	109,495
Dividends — unaffiliated	1,320,254	1,802,134
Dividends — affiliated	209,670	373,786
Interest — unaffiliated	7,819,177	5,962,869
Variation margin on futures contracts	855,452	638,520
Variation margin on centrally cleared swaps	1,151,629	626,030
Swap premiums paid	254,762	103,863
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,245,451	502,870
OTC swaps	478,994	174,918
Unfunded floating rate loan interests	8,882	8,882
Prepaid expenses	24,951	24,131
Total assets	1,865,763,443	1,812,388,458
LIABILITIES
Cash received as collateral for TBA commitments	2,510,000	1,459,000
Collateral on securities loaned	—	1,500,299
Options written, at value(e)	4,820,777	3,527,218
Payables:
Investments purchased	194,124,209	130,345,193
Swaps	1,856,569	237,171
Accounting services fees	151,717	134,890
Custodian fees	148,233	114,468
Income dividend distributions	3,268,972	2,016,643
Interest expense and fees	114,583	—
Investment advisory fees	1,664,113	1,673,824
Trustees’ and Officer’s fees	152,954	150,128
Options written	115,903	113,748
Other accrued expenses	37,752	780,733
Principal payups	8,860	—
Professional fees	159,710	178,882
Transfer agent fees	62,131	39,944
Variation margin on futures contracts	1,674,046	369,441
Swap premiums received	64,231	63,235

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025
	BCAT	ECAT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 9,663,813	$ 10,303,853
OTC swaps	3,412,203	1,322,728
Unfunded floating rate loan interests	9,792	9,783
Other liabilities	—	1,365,547
Total liabilities	224,020,568	155,706,728
Commitments and contingent liabilities
NET ASSETS	$ 1,641,742,875	$ 1,656,681,730
NET ASSETS CONSIST OF
Paid-in capital(f)(g)(h)	$ 1,721,534,665	$ 1,587,053,372
Accumulated earnings (loss)	(79,791,790)	69,628,358
NET ASSETS	$ 1,641,742,875	$ 1,656,681,730
Net asset value	$ 15.67	$ 16.68
(a) Investments, at cost—unaffiliated	$1,459,173,723	$1,353,121,709
(b) Securities loaned, at value	$—	$1,468,120
(c) Investments, at cost—affiliated	$58,587,539	$85,073,487
(d) Foreign currency, at cost	$3,367,629	$3,232,391
(e) Premiums received	$5,042,294	$3,615,832
(f) Shares outstanding	104,775,271	99,345,793
(g) Shares authorized	Unlimited	Unlimited
(h) Par value	$0.001	$0.001
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BCAT	ECAT
INVESTMENT INCOME
Dividends — unaffiliated	$7,803,055	$8,039,515
Dividends — affiliated	922,953	3,095,845
Interest — unaffiliated	23,274,568	14,922,498
Securities lending income — affiliated — net	—	23,803
Payment-in-kind interest — unaffiliated	1,023,120	81,787
Other income — unaffiliated	348,404	251,516
Foreign taxes withheld	(366,336)	(549,462)
Foreign withholding tax claims	—	48,209
Total investment income	33,005,764	25,913,711
EXPENSES
Investment advisory	10,253,687	10,308,996
Professional	167,564	173,639
Custodian	113,640	87,000
Accounting services	111,142	98,780
Trustees and Officer	59,719	60,184
Transfer agent	21,675	26,896
Registration	18,539	17,579
Printing and postage	7,631	7,490
Proxy	—	1,594,000
Miscellaneous	88,737	65,239
Total expenses excluding interest expense	10,842,334	12,439,803
Interest expense and fees — unaffiliated	714,187	4,787
Total expenses	11,556,521	12,444,590
Less:
Fees waived and/or reimbursed by the Manager	(64,438)	(79,955)
Total expenses after fees waived and/or reimbursed	11,492,083	12,364,635
Net investment income	21,513,681	13,549,076
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,609,280	694,167
Investments — affiliated	(124,932)	257,749
Forward foreign currency exchange contracts	(23,264,886)	(23,820,539)
Foreign currency transactions	17,208	(212,110)
Futures contracts	13,345,887	(2,843,454)
Options written	5,344,544	3,941,012
Swaps	(1,550,859)	254,216
	3,376,242	(21,728,959)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	87,764,354	99,413,944
Investments — affiliated	505,592	(151,871)
Forward foreign currency exchange contracts	(13,837,976)	(13,929,414)
Foreign currency translations	(1,202,211)	(791,578)
Futures contracts	(14,699,026)	7,232,131
Options written	623,184	223,036
Swaps	15,461,495	8,820,044
Unfunded floating rate loan interests	19,218	19,247
	74,634,630	100,835,539
Net realized and unrealized gain	78,010,872	79,106,580
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,524,553	$92,655,656
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Changes in Net Assets

	BCAT		ECAT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,513,681	$51,235,283	$13,549,076	$34,925,218
Net realized gain (loss)	3,376,242	26,510,596	(21,728,959)	98,739,422
Net change in unrealized appreciation (depreciation)	74,634,630	116,672,201	100,835,539	106,930,780
Net increase in net assets resulting from operations	99,524,553	194,418,080	92,655,656	240,595,420
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(179,042,079)(b)	(57,536,306)	(180,869,944)(b)	(41,544,035)
Return of capital	—	(223,953,850)	—	(246,866,966)
Decrease in net assets resulting from distributions to shareholders	(179,042,079)	(281,490,156)	(180,869,944)	(288,411,001)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(45,363,387)	—	(45,983,346)
NET ASSETS
Total decrease in net assets	(79,517,526)	(132,435,463)	(88,214,288)	(93,798,927)
Beginning of period	1,721,260,401	1,853,695,864	1,744,896,018	1,838,694,945
End of period	$1,641,742,875	$1,721,260,401	$1,656,681,730	$1,744,896,018

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2025

	BCAT	ECAT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$99,524,553	$92,655,656
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	2,408,377,962	2,004,998,531
Purchases of long-term investments	(2,225,233,843)	(1,954,813,850)
Net proceeds from sales (purchases) of short-term securities	(40,400,891)	122,933,275
Amortization of premium and accretion of discount on investments and other fees	(902,860)	(806,591)
Paid-in-kind income	(1,023,120)	(81,787)
Premiums paid on closing options written	(7,222,570)	(5,981,688)
Premiums received from options written	15,389,409	11,713,560
Net realized gain on investments and options written	(15,359,802)	(5,200,269)
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(73,746,696)	(85,142,943)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(161,049)	483,104
Dividends — unaffiliated	(339,048)	(591,645)
Interest — unaffiliated	526,762	(530,529)
Securities lending income — affiliated	—	1,836
Swaps	3,131	(109,495)
Variation margin on futures contracts	575,446	(361,186)
Variation margin on centrally cleared swaps	(1,151,629)	(626,030)
Swap premiums paid	(57,016)	(86,808)
Prepaid expenses	(9,690)	(8,508)
Increase (Decrease) in Liabilities
Due to broker	(1,287,334)	—
Cash received
Collateral — OTC derivatives	(530,000)	(430,000)
Collateral — TBA commitments	2,510,000	1,415,000
Collateral on securities loaned	—	(2,459,358)
Payables
Swaps	1,854,936	237,171
Accounting services fees	54,800	48,862
Custodian fees	56,530	42,975
Interest expense and fees	23,106	—
Investment advisory fees	(187,861)	(202,792)
Trustees’ and Officer’s fees	33,674	33,950
Other accrued expenses	(67,909)	750,735
Professional fees	1,559	13,452
Transfer agent fees	10,815	16,164
Variation margin on futures contracts	1,271,739	(930,008)
Variation margin on centrally cleared swaps	(598,792)	(250,268)
Swap premiums received	61,066	63,235
Other liabilities	—	1,365,547
Net cash provided by operating activities	161,995,378	178,159,298
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(175,773,107)	(178,853,301)
Net cash used for financing activities	(175,773,107)	(178,853,301)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(392,849)	(22,023)
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(14,170,578)	(716,026)
Restricted and unrestricted cash and foreign currency at beginning of period	62,551,866	28,238,062
Restricted and unrestricted cash and foreign currency at end of period	$48,381,288	$27,522,036
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$691,081	$4,787

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025
	BCAT	ECAT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
Cash	$762,954	$203,646
Cash pledged
Collateral — OTC derivatives	27,349,000	1,461,000
Futures contracts	17,154,000	8,530,000
Centrally cleared swaps	—	14,150,000
Foreign currency at value	3,115,334	3,177,390
	$48,381,288	$27,522,036
See notes to consolidated financial statements.
Consolidated Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BCAT
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Period from 09/28/20(b) to 12/31/20

Net asset value, beginning of period	$16.43	$17.25	$16.84	$20.90	$21.05	$20.00
Net investment income(c)	0.21	0.48	0.55	0.50	0.53	0.04
Net realized and unrealized gain (loss)	0.74	1.35	1.37	(3.31)	0.57	1.11
Net increase (decrease) from investment operations	0.95	1.83	1.92	(2.81)	1.10	1.15
Distributions(d)
From net investment income	(1.71)(e)	(0.54)	(0.58)	(0.99)	(0.75)	(0.03)
From net realized gain	—	—	—	—	(0.03)	(0.07)
Return of capital	—	(2.11)	(0.93)	(0.26)	(0.47)	—
Total distributions	(1.71)	(2.65)	(1.51)	(1.25)	(1.25)	(0.10)
Net asset value, end of period	$15.67	$16.43	$17.25	$16.84	$20.90	$21.05
Market price, end of period	$15.14	$15.15	$14.95	$13.87	$19.45	$21.77
Total Return(f)
Based on net asset value	6.67%(g)	11.92%(h)	13.24%	(12.61)%	5.44%	5.77%(g)
Based on market price	11.77%(g)	19.08%	19.16%	(22.66)%	(5.12)%	9.39%(g)
Ratios to Average Net Assets(i)
Total expenses	1.41%(j)	1.46%(k)	1.40%(l)	1.58%	1.61%	1.30%(j)
Total expenses after fees waived and/or reimbursed	1.40%(j)	1.45%(k)	1.39%(l)	1.57%	1.60%	1.26%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs and excluding professional fees for foreign withholding taxes	1.31%(j)	1.37%(k)	1.31%(l)	1.42%	1.51%	1.26%(j)
Net investment income	2.62%(j)	2.78%	3.19%	2.77%	2.49%	0.84%(j)
Supplemental Data
Net assets, end of period (000)	$1,641,743	$1,721,260	$1,853,696	$1,821,348	$2,332,983	$2,351,695
Borrowings outstanding, end of period (000)	$—	$—	$—	$—	$687,791	$—
Asset coverage, end of period per $1,000 of bank borrowings	$—	$—	$—	$—	$6,290	$—
Portfolio turnover rate(m)	125%(n)	257%(n)	234%(n)	98%	90%	13%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.39% ,1.38% and 1.30%, respectively.

(l)
Includes non-recurring expenses of proxy costs and offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.38% ,1.37% and 1.29%, respectively.

(m)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Period from 09/28/20(b) to 12/31/20

Portfolio turnover rate (excluding MDRs)	68%	150%	135%	88%	86%	13%

(n)	Excludes underlying investments in equity swaps.
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	ECAT
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22	Period from 09/27/21(b) to 12/31/21

Net asset value, beginning of period	$17.56	$18.05	$16.62	$20.69	$20.00
Net investment income (loss)(c)	0.14	0.35	0.35	0.18	(0.04)
Net realized and unrealized gain (loss)	0.80	2.02	2.56	(3.05)	0.83
Net increase (decrease) from investment operations	0.94	2.37	2.91	(2.87)	0.79
Distributions(d)
From net investment income	(1.82)(e)	(0.41)	(0.35)	(0.50)	(0.05)
From net realized gain	—	—	—	(0.08)	(0.05)
Return of capital	—	(2.45)	(1.13)	(0.62)	—
Total distributions	(1.82)	(2.86)	(1.48)	(1.20)	(0.10)
Net asset value, end of period	$16.68	$17.56	$18.05	$16.62	$20.69
Market price, end of period	$16.06	$16.40	$16.13	$13.43	$18.65
Total Return(f)
Based on net asset value	6.16%(g)	14.55%	19.50%	(12.89)%	4.00%(g)
Based on market price	9.45%(g)	19.72%	32.15%	(21.91)%	(6.25)%(g)
Ratios to Average Net Assets(h)
Total expenses	1.41%(i)(j)(k)	1.42%(l)	1.36%(m)	1.29%	1.30%(i)
Total expenses after fees waived and/or reimbursed	1.40%(i)(j)(k)	1.40%(l)	1.32%(m)	1.28%	1.30%(i)
Net investment income (loss)	1.64%(i)	1.88%	2.01%	1.02%	(0.77)%(i)
Supplemental Data
Net assets, end of period (000)	$1,656,682	$1,744,896	$1,838,695	$1,701,873	$2,187,581
Portfolio turnover rate(n)	117%	227%	246%	106%	15%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.32% and 1.31%, respectively.
(k)
Proxy costs were not annualized in the calculation of the expense ratios. If this expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.51% and 1.50%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 1.31%, respectively.
(m)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.31% and 1.27%, respectively.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22	Period from 09/27/21(b) to 12/31/21

Portfolio turnover rate (excluding MDRs)	73%	138%	152%	95%	15%
See notes to consolidated financial statements.
Financial Highlights

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Capital Allocation Term Trust	BCAT	Maryland	Diversified
BlackRock ESG Capital Allocation Term Trust	ECAT	Maryland	Non-diversified
The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of BCAT include the account of Cayman Capital Allocation Fund, Ltd. (the “BCAT Cayman Subsidiary”), which is a wholly-owned subsidiary of BCAT and primarily invests in commodity-related instruments and other derivatives. The BCAT Cayman Subsidiary enables BCAT to hold these commodity-related instruments and satisfy regulated investment company tax requirements. BCAT may invest up to 25% of its total assets in the BCAT Cayman Subsidiary. The net assets of the BCAT Cayman Subsidiary as of period end were $32,908,351, which is 2.0% of BCAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The BCAT Cayman Subsidiary is subject to the same investment policies and restrictions that apply to BCAT, except that the BCAT Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of ECAT include the account of Cayman ESG Capital Allocation Fund, Ltd. (the “ECAT Cayman Subsidiary”, and together with the BCAT Cayman Subsidiary, the “Cayman Subsidiaries”), which is a wholly-owned subsidiary of the ECAT and primarily invests in commodity-related instruments and other derivatives. The ECAT Cayman Subsidiary enables ECAT to hold these commodity-related instruments and satisfy regulated investment company tax requirements. ECAT may invest up to 25% of its total assets in the ECAT Cayman Subsidiary. The net assets of the ECAT Cayman Subsidiary as of period end were $28,441,849, which is 1.5% of ECAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The ECAT Cayman Subsidiary is subject to the same investment policies and restrictions that apply to ECAT, except that the ECAT Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of BCAT include the account of BCAT Subsidiary LLC (the “BCAT Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BCAT. The BCAT Taxable Subsidiary enables BCAT to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations for BCAT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for BCAT. Taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BCAT may invest up to 25% of its total assets in the BCAT Taxable Subsidiary. The net assets of the BCAT Taxable Subsidiary as of period end were $4,207,326, which is 0.3% of BCAT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The BCAT Taxable Subsidiary is subject to the same investment policies and restrictions that apply to BCAT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Trust reports realized currency gains (losses)

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Trust invests.  These foreign taxes, if any, are paid by each  Trust and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Trust recognizes tax reclaims when the Trust determines that it is more likely than not that each Trust will sustain its position that it is due the reclaim.
The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Trusts may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to the Trusts’ managed distribution plan, the Trusts intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Net income and realized gains from investments held by the Cayman Subsidiaries are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiaries in any taxable year, the loss will generally not be available to offset the Trusts’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Consolidated Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since each Trust has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trusts’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:   Each Trust’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager  as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of BCAT were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:
Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BCAT	Coreweave Compute Acquisition Co., IV, LLC	$199,149	$ 198,484	$196,918	$ (1,566)
	Platea BC Bidco AB	101,307	110,619	119,501	8,882
	Project Montage	329,038	329,038	320,812	(8,226)
					$ (910)
ECAT	Coreweave Compute Acquisition Co., IV, LLC	$201,238	$ 200,546	$198,984	(1,562)
	Platea BC Bidco AB	101,307	110,619	119,501	8,882
	Project Montage	328,846	328,846	320,625	(8,221)
					$ (901)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Trusts to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of June 30, 2025, BCAT and ECAT had an outstanding commitments of $6,702,568 and $3,163,160, respectively. These commitments are not included in the net assets of a Trust as of June 30, 2025.
Securities Lending: Certain Trusts may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Trusts collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

collateral received by each Trust is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Trust and any additional required collateral is delivered to the Trust, or excess collateral returned by the Trust, on the next business day. During the term of the loan, the Trusts are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Trust, except in the event of borrower default. The securities on loan, if any, are disclosed in the Trusts’ Consolidated Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Consolidated Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Trusts under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Trusts, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Trusts can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of ECAT’s securities on loan by counterparty which are subject to offset under an MSLA:
Trust Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ECAT
Barclays Capital, Inc.	$ 45,252	$ (45,252)	$ —	$ —
Citigroup Global Markets, Inc.	560,939	(560,939)	—	—
Jefferies LLC	861,929	(861,929)	—	—
	$ 1,468,120	$ (1,468,120)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Trust is disclosed in the Trust’s
Consolidated Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Trust benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Trust could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Trust.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits (commodity risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statements of Assets and Liabilities.
•Swaptions — The Trusts may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Trust would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
•Foreign currency options — The Trusts may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Trusts may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Trusts may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trusts’ counterparty on the swap. Each Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, each Trust agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Trust will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Trust has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Trusts and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Trusts and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

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Notes to Consolidated Financial Statements (unaudited) (continued)

•Forward swaps — The Trusts may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Trust and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have  delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the  Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, each Trust pays the Manager a monthly fee at an annual rate equal to 1.25% of the average daily value of each Trust’s managed assets.  For purposes of calculating these fees,“managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to the Cayman Subsidiaries and the BCAT Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiaries and the BCAT Taxable Subsidiary for providing investment management or administrative services. However, the Trusts pay the Manager based on the Trusts’ net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Cayman Subsidiaries and the BCAT Taxable Subsidiary.
With respect to each Trust, the Manager entered into separate sub-advisory agreements with each of, BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Expense Waivers and Reimbursements:  With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations.  For the six months ended June 30, 2025, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BCAT	$ 13,430
ECAT	54,051
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee, and with respect to BCAT, any portion of the Trust’s assets invested in other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BCAT	$ 51,008
ECAT	25,904
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Trusts, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Trusts are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Trusts bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Trust retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Trust retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, each Trust, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Trust is shown as securities lending income — affiliated — net in the Consolidated Statements of Operations. For the six months ended June 30, 2025, each Trust paid BIM the following amounts for securities lending agent services:
Trust Name	Amounts
ECAT	$ 5,327
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Trust Name	Purchases	Sales	Purchases	Sales
BCAT	$ 1,593,840,165	$ 1,595,962,041	$ 612,908,843	$ 821,528,042
ECAT	1,189,169,329	1,196,595,774	738,129,432	798,390,869
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Trust Name	Purchases	Sales
BCAT	$ 1,006,218,764	$ 1,006,649,264
ECAT	723,563,273	724,020,297
8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Trusts’ NAV.
As of December 31, 2024, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards
BCAT	$ (161,649,968)
ECAT	(60,389,406)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BCAT	$ 1,522,053,682	$ 379,277,978	$ (123,446,278)	$ 255,831,700
ECAT	1,449,492,396	388,255,811	(66,351,002)	321,904,809
9.
BANK BORROWINGS
BCAT entered into a 179-day rolling line of credit facility with BNP Paribas Prime Brokerage International, Limited (“BNP”). BNP is required to provide 179 days’ notice of termination to BCAT absent a default or certain similar events. BCAT has granted a security interest in  substantially all of its assets to BNP. BCAT can borrow up to $550,000,000 at any time, subject to asset coverage and other limitations as specified in the credit facility. Advances will be made by BNP to BCAT at the Overnight Bank Funding Rate plus 0.75%. In addition, BCAT pays a commitment fee of 0.25% per annum on the daily unused amount if utilization is less than 80% of the committed line amount. For the six months ended June 30, 2025, BCAT did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments. Each Trust’s prospectus provides details of the risks to which each Trust is subject.
The Trusts may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts’ performance.
Certain Trusts invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Consolidated Schedules of Investments.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
11.
 CAPITAL SHARE TRANSACTIONS
Each Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.  Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Common Shares
For the six months ended June 30, 2025, shares issued and outstanding remained constant for each Trust.
Each Trust had previously adopted a one-year discount management program (the “Program”) that was comprised of four 3-month measurement periods, expiring with the measurement period ending March 31, 2025. Under the Program, each Trust offered to repurchase a portion of its common shares via tender offer if the Trust’s common shares traded at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. As a result of the discount trigger being met during the first measurement period under the Program, each Trust conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired.
Tender offers results for the year ended December 31, 2024 were as follows:
BCAT
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/17/24	08/19/24	14,916,872	13.9%	2,686,545	2.5%	$16.8854	$45,363,387

(a)	Date the tender offer period began.
ECAT
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/22/24	08/22/24	17,487,970	17.2%	2,547,328	2.5%	$18.0516	$45,983,346

(a)	Date the tender offer period began.
The discount trigger was not met for the second, third or fourth measurement period, and therefore no tender offers were conducted with respect to those measurement periods.
On February 28, 2025, the Board approved the renewal of each Trust’s Program, which will consist of one measurement period beginning on January 1, 2025 and ending on September 30, 2025. Under the renewed Program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.
As of June 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Trusts, owned 5,000 shares of each of BCAT and ECAT.
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which ECAT is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by ECAT.
Certain of the outstanding foreign tax reclaims are not deemed by ECAT to meet the recognition criteria under U.S. GAAP as of June 30, 2025, and have not been recorded in ECAT’s net asset value. The recognition by ECAT of these amounts would have a positive impact on ECAT’s performance. If ECAT receives a tax refund that has not been previously recorded, investors in ECAT at the time the claim is successful will benefit from any resulting increase in ECAT’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’ consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BCAT	07/01/25	07/15/25	07/31/25	$ 0.275480
	08/01/25	08/15/25	08/29/25	0.272350
ECAT	07/01/25	07/15/25	07/31/25	0.293650
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
	08/01/25	08/15/25	08/29/25	$ 0.290170

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Trustees (together, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Capital Allocation Term Trust (“BCAT”) and BlackRock ESG Capital Allocation Term Trust (“ECAT”) (together, the “Funds” and each, a “Fund”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) and each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BCAT’s performance relative to BCAT’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-year, three-year and since-inception periods reported, BCAT performed in line with, underperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for BCAT, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BCAT’s underperformance relative to its total return target during the applicable periods.
The Board reviewed and considered ECAT’s performance relative to ECAT’s Outcome-Oriented Performance Metrics, including a total return target. The Board noted that for the one-year, three-year and since-inception periods reported, ECAT outperformed, underperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for ECAT, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed ECAT’s underperformance relative to its total return target during the applicable periods.

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BCAT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Expense Peers.
The Board noted that ECAT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors and each Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information

Proxy Results
The Annual Meeting of Shareholders of ECAT (the “Meeting”) was held on June 26, 2025 for shareholders of record on March 28, 2025 to consider and vote on the election of four Class I Trustees, three Class II Trustees and three Class III Trustees and to consider and vote on a shareholder proposal submitted by an activist hedge fund to terminate the investment management agreement between ECAT and BlackRock Advisors, LLC. There were no broker non-votes.
The vote results in the election of Class I Trustees were as follows:
	Cynthia L. Egan			Lorenzo A. Flores			Stayce D. Harris
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	25,233,476	617,950	452,919	25,249,204	634,634	420,509	25,255,548	607,614	441,184

	Catherine A. Lynch			Jennifer Raab			Thomas H. McGlade
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	25,269,053	602,154	433,139	28,888,425	405,075	87,855	28,885,984	407,542	87,730

	Elizabeth Groo
Trust Name	Votes For	Votes Against	Votes Abstain
ECAT	28,891,865	401,306	88,185
The vote results in the election of Class II Trustees were as follows:
	R. Glenn Hubbard			W. Carl Kester			John M. Perlowski
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	25,205,877	658,725	439,741	19,122,698	6,752,769	428,876	25,229,735	643,034	431,574

	David Littlewood			David Locala
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	28,872,770	406,630	101,956	28,886,067	406,707	88,581
The vote results in the election of Class III Trustees were as follows:
	Robert Fairbairn			J. Phillip Holloman			Arthur P. Steinmetz
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	25,235,205	624,584	444,554	25,212,106	636,497	455,739	25,243,486	624,930	435,929

	Ilya Gurevich			Shavar Jeffries			Athanassios Diplas
Trust Name	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain	Votes For	Votes Against	Votes Abstain
ECAT	28,882,256	409,855	89,244	28,886,389	411,682	83,285	28,884,330	413,010	84,016
No nominee received the required number of votes to be re-elected or elected to the Board of ECAT. The vote standard to elect Board members is described in ECAT’s most recent proxy statement. Cynthia L. Egan, Lorenzo A. Flores, Stayce D. Harris, and Catherine A. Lynch, incumbent Class I Trustees, will continue to serve as Class I Trustees and R. Glenn Hubbard, W. Carl Kester and John M. Perlowski, incumbent Class II Trustees, will continue to serve as Class II Trustees and Robert Fairbairn, J. Phillip Holloman and Arthur P. Steinmetz, incumbent Class III Trustees, will continue to serve as Class III Trustees until their successors have been duly elected and qualified.
The shareholder proposal to terminate the investment management agreement between ECAT and BlackRock Advisors, LLC was not approved by shareholders:
	Votes For	Votes Against	Votes Abstain
ECAT	30,129,143	24,865,994	690,562
The vote standard to approve the shareholder proposal is described in ECAT’s most recent proxy statement.
Additional Information

Additional Information (continued)

Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.
The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since December 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock (Singapore) Limited
079912 Singapore
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
FREMF	Freddie Mac Multifamily Securities
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TIIEFONDEO	MXN - Overnight TIIE Funding Rate

2025 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
BCAT-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section  6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Allocation Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Allocation Term Trust

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Allocation Term Trust

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Allocation Term Trust

Date: August 22, 2025